SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-67004)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 53	[X]
and
REGISTRATION STATEMENT (No. 811-03010)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 53	[X]

Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (September 29, 2005) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B, and Class C

Fidelity® Advisor Biotechnology Fund

Fidelity Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Developing Communications Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Prospectus

September 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies


  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class T, and compares the performance of each class of each fund to the performance of a market index and an additional index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Biotechnology - Class T
Calendar Years	2001	2002	2003	2004
	-25.03%	-40.27%	33.26%	11.54%



During the periods shown in the chart for Class T of Advisor Biotechnology:	Returns	Quarter ended
Highest Quarter Return	 21.43%	June 30, 2001
Lowest Quarter Return	 -34.75%	March 30, 2001
Year-to-Date Return	 -6.39%	June 30, 2005
Advisor Consumer Industries - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	36.22%	28.42%	9.88%	-9.24%	-3.28%	-15.80%	24.30%	8.93%



During the periods shown in the chart for Class T of Advisor Consumer Industries:	Returns	Quarter ended
Highest Quarter Return	 26.98%	December 31, 1998
Lowest Quarter Return	 -14.90%	September 30, 2002
Year-to-Date Return	 -0.63%	June 30, 2005
Advisor Cyclical Industries - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	18.60%	10.93%	12.50%	6.75%	3.20%	-19.15%	38.27%	23.14%



During the periods shown in the chart for Class T of Advisor Cyclical Industries:	Returns	Quarter ended
Highest Quarter Return	 20.73%	December 31, 2001
Lowest Quarter Return	 -18.69%	September 30, 1998
Year-to-Date Return	 -0.10%	June 30, 2005
Advisor Developing Communications - Class T
Calendar Years	2001	2002	2003	2004
	-21.72%	-46.10%	68.14%	14.72%



During the periods shown in the chart for Class T of Advisor Developing Communications:	Returns	Quarter ended
Highest Quarter Return	 31.42%	December 31, 2001
Lowest Quarter Return	 -34.69%	September 30, 2001
Year-to-Date Return	 -8.39%	June 30, 2005
Advisor Electronics - Class T
Calendar Years	2001	2002	2003	2004
	-8.01%	-46.64%	67.98%	-12.42%



During the periods shown in the chart for Class T of Advisor Electronics:	Returns	Quarter ended
Highest Quarter Return	 47.24%	December 31, 2001
Lowest Quarter Return	 -41.29%	September 30, 2002
Year-to-Date Return	 3.79%	June 30, 2005
Advisor Financial Services - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	39.75%	11.30%	1.86%	28.88%	-8.45%	-11.95%	30.18%	10.86%



During the periods shown in the chart for Class T of Advisor Financial Services:	Returns	Quarter ended
Highest Quarter Return	 22.44%	September 30, 2000
Lowest Quarter Return	 -19.61%	September 30, 1998
Year-to-Date Return	 -2.71%	June 30, 2005
Advisor Health Care - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	30.57%	39.40%	1.55%	35.90%	-15.27%	-18.38%	15.34%	7.77%



During the periods shown in the chart for Class T of Advisor Health Care:	Returns	Quarter ended
Highest Quarter Return	 21.31%	June 30, 1997
Lowest Quarter Return	 -18.20%	March 31, 2001
Year-to-Date Return	 6.27%	June 30, 2005
Advisor Natural Resources - Class T
Calendar Years	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004
	28.67%	30.52%	-0.79%	-16.29%	34.39%	25.73%	-10.84%	-11.53%	29.62%	23.44%



During the periods shown in the chart for Class T of Advisor Natural Resources:	Returns	Quarter ended
Highest Quarter Return	 19.32%	June 30, 1999
Lowest Quarter Return	 -17.43%	September 30, 2002
Year-to-Date Return	 17.73%	June 30, 2005
Advisor Technology - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	10.20%	66.78%	89.44%	-36.69%	-26.92%	-38.99%	57.94%	-0.95%



During the periods shown in the chart for Class T of Advisor Technology:	Returns	Quarter ended
Highest Quarter Return	 49.22%	December 31, 1999
Lowest Quarter Return	 -38.89%	September 30, 2001
Year-to-Date Return	 -2.79%	June 30, 2005
Advisor Telecommunications & Utilities Growth - Class T
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	29.53%	32.01%	43.37%	-27.78%	-15.88%	-29.95%	27.55%	22.31%



During the periods shown in the chart for Class T of Advisor Telecommunications & Utilities Growth:	Returns	Quarter ended
Highest Quarter Return	 23.31%	March 31, 1998
Lowest Quarter Return	 -20.37%	June 30, 2002
Year-to-Date Return	 5.34%	June 30, 2005

Prospectus

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class T are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years/Life of fund/class
Advisor Biotechnology
Class A - Return Before Taxes	 5.36%	--	 -11.02%A
Class T - Return Before Taxes	 7.64%	--	 -10.73%A
 Return After Taxes on Distributions	 7.64%	--	 -10.73%A
 Return After Taxes on Distributions and Sale of Fund Shares	 4.97%	--	 -8.87%A
Class B - Return Before Taxes	 5.86%	--	 -10.87%A
Class C - Return Before Taxes	 9.86%	--	 -10.42%A
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs® Health Care Index (reflects no deduction for fees, expenses, or taxes)	 6.27%	--	 -2.14%A
Advisor Consumer Industries
Class A - Return Before Taxes	 2.92%	 -0.93%	 8.73%B
Class T - Return Before Taxes	 5.12%	 -0.69%	 8.74%B
 Return After Taxes on Distributions	 4.54%	 -0.90%	 7.59%B
 Return After Taxes on Distributions and Sale of Fund Shares	 3.96%	 -0.63%	 6.96%B
Class B - Return Before Taxes	 3.42%	 -0.87%	 7.39%C
Class C - Return Before Taxes	 7.40%	 -0.49%	 5.24%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	 11.17%	 2.43%	 10.08%B
Advisor Cyclical Industries
Class A - Return Before Taxes	 16.30%	 7.67%	 11.20%B
Class T - Return Before Taxes	 18.83%	 7.91%	 11.27%B
 Return After Taxes on Distributions	 17.78%	 7.51%	 10.30%B
 Return After Taxes on Distributions and Sale of Fund Shares	 13.05%	 6.67%	 9.37%B
Class B - Return Before Taxes	 17.47%	 7.82%	 9.87%C
Class C - Return Before Taxes	 21.40%	 8.13%	 8.85%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	 19.61%	 5.68%	 8.55%B
Advisor Developing Communications
Class A - Return Before Taxes	 8.46%	--	 -6.97%A
Class T - Return Before Taxes	 10.71%	--	 -6.63%A
 Return After Taxes on Distributions	 10.71%	--	 -6.63%A
 Return After Taxes on Distributions and Sale of Fund Shares	 6.96%	--	 -5.54%A
Class B - Return Before Taxes	 9.22%	--	 -6.74%A
Class C - Return Before Taxes	 13.22%	--	 -6.27%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	--	 -10.19%A
Advisor Electronics
Class A - Return Before Taxes	 -17.27%	--	 -9.27%A
Class T - Return Before Taxes	 -15.49%	--	 -8.93%A
 Return After Taxes on Distributions	 -15.49%	--	 -8.93%A
 Return After Taxes on Distributions and Sale of Fund Shares	 -10.07%	--	 -7.41%A
Class B - Return Before Taxes	 -17.32%	--	 -9.03%A
Class C - Return Before Taxes	 -13.85%	--	 -8.60%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	--	 -10.19%A
Advisor Financial Services
Class A - Return Before Taxes	 4.71%	 7.39%	 12.52%B
Class T - Return Before Taxes	 6.98%	 7.67%	 12.58%B
 Return After Taxes on Distributions	 5.72%	 7.27%	 11.91%B
 Return After Taxes on Distributions and Sale of Fund Shares	 6.07%	 6.53%	 10.86%B
Class B - Return Before Taxes	 5.25%	 7.57%	 10.18%C
Class C - Return Before Taxes	 9.29%	 7.91%	 8.15%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	 14.33%	 10.34%	 14.89%B
Advisor Health Care
Class A - Return Before Taxes	 1.80%	 2.18%	 10.44%B
Class T - Return Before Taxes	 3.99%	 2.42%	 10.48%B
 Return After Taxes on Distributions	 3.99%	 2.22%	 9.82%B
 Return After Taxes on Distributions and Sale of Fund Shares	 2.60%	 2.03%	 8.90%B
Class B - Return Before Taxes	 2.21%	 2.28%	 8.76%C
Class C - Return Before Taxes	 6.32%	 2.68%	 7.02%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	 6.27%	 5.36%	 12.55%B
Advisor Natural Resources
Class A - Return Before Taxes	 16.52%	 8.59%	 7.92%B
Class T - Return Before Taxes	 19.11%	 8.90%	 11.12%
 Return After Taxes on Distributions	 18.87%	 8.45%	 9.88%
 Return After Taxes on Distributions and Sale of Fund Shares	 12.74%	 7.53%	 9.14%
Class B - Return Before Taxes	 17.73%	 8.80%	 10.02%E,F
Class C - Return Before Taxes	 21.77%	 9.13%	 6.40%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%B
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	 24.59%	 7.33%	 --
Advisor Technology
Class A - Return Before Taxes	 -6.45%	 -15.90%	 7.61%B
Class T - Return Before Taxes	 -4.42%	 -15.68%	 7.65%B
 Return After Taxes on Distributions	 -4.48%	 -15.92%	 6.64%B
 Return After Taxes on Distributions and Sale of Fund Shares	 -2.79%	 -12.54%	 6.20%B
Class B - Return Before Taxes	 -6.43%	 -15.86%	 4.63%C,F
Class C - Return Before Taxes	 -2.36%	 -15.49%	 2.79%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	 -15.90%	 8.72%B
Advisor Telecommunications & Utilities Growth
Class A - Return Before Taxes	 15.55%	 -8.73%	 7.32%B
Class T - Return Before Taxes	 18.03%	 -8.52%	 7.36%B
 Return After Taxes on Distributions	 17.80%	 -8.83%	 6.03%B
 Return After Taxes on Distributions and Sale of Fund Shares	 12.00%	 -7.16%	 5.64%B
Class B - Return Before Taxes	 16.71%	 -8.67%	 5.49%C,F
Class C - Return Before Taxes	 20.90%	 -8.26%	 3.44%D
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)	 21.91%	 -7.43%	 6.00%B

A From December 27, 2000.

B From September 3, 1996.

C From March 3, 1997.

D From November 3, 1997.

E From July 3, 1995.

F Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Goldman Sachs® Consumer Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the financial services sector.

Prospectus

Fund Summary - continued

Goldman Sachs Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided below for each class of Advisor Biotechnology, Advisor Consumer Industries, Advisor Developing Communications, Advisor Electronics, Advisor Technology, and Advisor Telecommunications & Utilities Growth (Class A, T, and B only) are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class of Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, and Advisor Telecommunications & Utilities Growth (Class C only) do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneF	5.00%G	1.00%H
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)E	1.00%	1.00%	1.00%	1.00%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page <Click Here>.

G Declines over 6 years from 5.00% to 0%.

H On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Biotechnology	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.71%	0.77%	0.71%	0.66%
	Total annual class operating expensesA	1.53%	1.84%	2.28%	2.23%
Advisor Consumer Industries	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.64%	0.67%	0.67%	0.59%
	Total annual class operating expensesA	1.46%	1.74%	2.24%	2.16%
Advisor Cyclical Industries	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.52%	0.50%	0.54%	0.50%
	Total annual class operating expensesA	1.34%	1.57%	2.11%	2.07%
Advisor Developing Communications	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	1.41%	1.53%	1.43%	1.41%
	Total annual class operating expensesA	2.23%	2.60%	3.00%	2.98%
Advisor Electronics	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.75%	0.78%	0.76%	0.72%
	Total annual class operating expensesA	1.57%	1.85%	2.33%	2.29%
Advisor Financial Services	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.44%	0.41%	0.43%	0.38%
	Total annual class operating expensesA	1.26%	1.48%	2.00%	1.95%
Advisor Health Care	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.46%	0.46%	0.47%	0.40%
	Total annual class operating expensesA	1.28%	1.53%	2.04%	1.97%
Advisor Natural Resources	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.43%	0.37%	0.41%	0.37%
	Total annual class operating expensesA	1.25%	1.44%	1.98%	1.94%
Advisor Technology	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.52%	0.52%	0.52%	0.52%
	Total annual class operating expensesA	1.34%	1.59%	2.09%	2.09%
Advisor Telecommunications & Utilities Growth	Management fee 	0.57%	0.57%	0.57%	0.57%
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses 	0.55%	0.56%	0.55%	0.50%
	Total annual class operating expensesA	1.37%	1.63%	2.12%	2.07%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Biotechnology	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Consumer Industries	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Cyclical Industries	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Developing Communications	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Electronics	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Financial Services	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Health Care	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Natural Resources	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Technology	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05
Advisor Telecommunications & Utilities Growth	 1.40%	2/1/05	 1.65%	2/1/05	 2.15%	2/1/05	 2.15%	2/1/05

These arrangements may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Biotechnology	1 year	$ 722	$ 722	$ 530	$ 530	$ 731	$ 231	$ 326	$ 226
	3 years	$ 1,031	$ 1,031	$ 908	$ 908	$ 1,012	$ 712	$ 697	$ 697
	5 years	$ 1,361	$ 1,361	$ 1,311	$ 1,311	$ 1,420	$ 1,220	$ 1,195	$ 1,195
	10 years	$ 2,294	$ 2,294	$ 2,433	$ 2,433	$ 2,339A	$ 2,339A	$ 2,565	$ 2,565
Advisor Consumer Industries	1 year	$ 715	$ 715	$ 521	$ 521	$ 727	$ 227	$ 319	$ 219
	3 years	$ 1,010	$ 1,010	$ 879	$ 879	$ 1,000	$ 700	$ 676	$ 676
	5 years	$ 1,327	$ 1,327	$ 1,261	$ 1,261	$ 1,400	$ 1,200	$ 1,159	$ 1,159
	10 years	$ 2,221	$ 2,221	$ 2,330	$ 2,330	$ 2,286A	$ 2,286A	$ 2,493	$ 2,493
Advisor Cyclical Industries	1 year	$ 704	$ 704	$ 504	$ 504	$ 714	$ 214	$ 310	$ 210
	3 years	$ 975	$ 975	$ 828	$ 828	$ 961	$ 661	$ 649	$ 649
	5 years	$ 1,267	$ 1,267	$ 1,175	$ 1,175	$ 1,334	$ 1,134	$ 1,114	$ 1,114
	10 years	$ 2,095	$ 2,095	$ 2,152	$ 2,152	$ 2,153A	$ 2,153A	$ 2,400	$ 2,400
Advisor Developing Communications	1 year	$ 788	$ 788	$ 604	$ 604	$ 803	$ 303	$ 401	$ 301
	3 years	$ 1,232	$ 1,232	$ 1,130	$ 1,130	$ 1,227	$ 927	$ 921	$ 921
	5 years	$ 1,701	$ 1,701	$ 1,682	$ 1,682	$ 1,777	$ 1,577	$ 1,567	$ 1,567
	10 years	$ 2,992	$ 2,992	$ 3,182	$ 3,182	$ 3,053A	$ 3,053A	$ 3,299	$ 3,299
Advisor Electronics	1 year	$ 726	$ 726	$ 531	$ 531	$ 736	$ 236	$ 332	$ 232
	3 years	$ 1,042	$ 1,042	$ 911	$ 911	$ 1,027	$ 727	$ 715	$ 715
	5 years	$ 1,381	$ 1,381	$ 1,316	$ 1,316	$ 1,445	$ 1,245	$ 1,225	$ 1,225
	10 years	$ 2,335	$ 2,335	$ 2,443	$ 2,443	$ 2,387A	$ 2,387A	$ 2,626	$ 2,626
Advisor Financial Services	1 year	$ 696	$ 696	$ 495	$ 495	$ 703	$ 203	$ 298	$ 198
	3 years	$ 952	$ 952	$ 802	$ 802	$ 927	$ 627	$ 612	$ 612
	5 years	$ 1,227	$ 1,227	$ 1,130	$ 1,130	$ 1,278	$ 1,078	$ 1,052	$ 1,052
	10 years	$ 2,010	$ 2,010	$ 2,057	$ 2,057	$ 2,047A	$ 2,047A	$ 2,275	$ 2,275
		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Health Care	1 year	$ 698	$ 698	$ 500	$ 500	$ 707	$ 207	$ 300	$ 200
	3 years	$ 958	$ 958	$ 816	$ 816	$ 940	$ 640	$ 618	$ 618
	5 years	$ 1,237	$ 1,237	$ 1,155	$ 1,155	$ 1,298	$ 1,098	$ 1,062	$ 1,062
	10 years	$ 2,031	$ 2,031	$ 2,110	$ 2,110	$ 2,082A	$ 2,082A	$ 2,296	$ 2,296
Advisor Natural Resources	1 year	$ 695	$ 695	$ 491	$ 491	$ 701	$ 201	$ 297	$ 197
	3 years	$ 949	$ 949	$ 790	$ 790	$ 921	$ 621	$ 609	$ 609
	5 years	$ 1,222	$ 1,222	$ 1,109	$ 1,109	$ 1,268	$ 1,068	$ 1,047	$ 1,047
	10 years	$ 1,999	$ 1,999	$ 2,014	$ 2,014	$ 2,029A	$ 2,029A	$ 2,264	$ 2,264
Advisor Technology	1 year	$ 704	$ 704	$ 506	$ 506	$ 712	$ 212	$ 312	$ 212
	3 years	$ 975	$ 975	$ 834	$ 834	$ 955	$ 655	$ 655	$ 655
	5 years	$ 1,267	$ 1,267	$ 1,185	$ 1,185	$ 1,324	$ 1,124	$ 1,124	$ 1,124
	10 years	$ 2,095	$ 2,095	$ 2,173	$ 2,173	$ 2,139A	$ 2,139A	$ 2,421	$ 2,421
Advisor Telecommunications & Utilities Growth	1 year	$ 706	$ 706	$ 510	$ 510	$ 715	$ 215	$ 310	$ 210
	3 years	$ 984	$ 984	$ 846	$ 846	$ 964	$ 664	$ 649	$ 649
	5 years	$ 1,282	$ 1,282	$ 1,205	$ 1,205	$ 1,339	$ 1,139	$ 1,114	$ 1,114
	10 years	$ 2,127	$ 2,127	$ 2,215	$ 2,215	$ 2,171A	$ 2,171A	$ 2,400	$ 2,400

A Reflects conversion to Class A shares after a maximum of seven years.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating Expenses
	Class A	Class T	Class B	Class C
Advisor Biotechnology	1.39%A	1.64%A	2.14%A	2.14%A
Advisor Consumer Industries	1.37%A	1.62%A	2.12%A	2.12%A
Advisor Cyclical Industries	1.29%	1.52%	2.07%	2.02%
Advisor Developing Communications	1.23%A	1.48%A	1.98%A	1.98%A
Advisor Electronics	1.32%A	1.57%A	2.07%A	2.07%A
Advisor Financial Services	1.23%	1.46%	1.98%	1.92%
Advisor Health Care	1.26%	1.51%	2.01%	1.94%
Advisor Natural Resources	1.19%	1.39%	1.93%	1.89%
Advisor Technology	1.22%	1.48%	1.97%	1.97%
Advisor Telecommunications & Utilities Growth	1.34%	1.60%	2.09%	2.04%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved in the research, development, or production of pharmaceuticals, including veterinary drugs.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, tax preparation help, and internet products and services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, personal communications networks, special mobile radio, fiber optic transmission, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, hardware, software, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Prospectus

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Biotechnology Fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Developing Communications Fund invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Each of Advisor Biotechnology Fund, Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Technology Fund and Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Prospectus

Fund Basics - continued

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determinded to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, each fund imposes a redemption fee (short-term trading fee) on redemptions from each fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Shareholder Information - continued

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to [the/a] fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under a fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B or Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Prospectus

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A or Class T is the class's NAV, minus the redemption fee (short-term trading fee), if applicable. The price to sell one share of Class B or Class C is the class's NAV, minus the short-term trading fee, if applicable, and any applicable CDSC.

Each fund will deduct a 1.00% short-term trading fee from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the account minimum after holding them less than 60 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within a fund as long as the monies never leave the fund, iii) transfers between classes of a multiple class fund so long as the monies never leave the fund, or iv) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent a fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the account minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including retirement accounts and wrap program accounts, except i) investment advisers that manage accounts that invest in the funds, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, and ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy. In addition, intermediaries that hold shares on behalf of investors are required by each fund to track trading fees based upon the age of the shares of each individual investor, and to remit the trading fees to each fund. A fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors.

Any applicable CDSC is calculated based on your original redemption amount (before deducting any applicable redemption fee).

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable, and any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth no longer issue share certificates.

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Prospectus

Shareholder Information - continued

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:


  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following feature is available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity fund that offers Advisor classes of shares.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares or from Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Prospectus

Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Prospectus

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo, Japan 105-6019, serves as a sub-adviser for each fund. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.


Harlan Carere is manager of Advisor Biotechnology Fund and Advisor Health Care Fund, which he has managed since October 2004 and March 2005, respectively. Mr. Carere joined Fidelity Investments as an analyst in 2000, after receiving an MBA from Harvard Business School. Previously, he was an equity analyst for Berman Capital.

John Roth is manager of Advisor Consumer Industries Fund, which he has managed since June 2004. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Matthew Friedman is manager of Advisor Cyclical Industries Fund and Advisor Natural Resources Fund, which he has managed since May 2004 and June 2004, respectively. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Yun-Min Chai is manager of Advisor Developing Communications Fund and Advisor Technology Fund, which he has managed since May 2003 and January 2005, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Mr. Morrow also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and manager.




Charles Hebard is manager of Advisor Financial Services Fund, which he has managed since May 2005. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

Brian Younger is manager of Advisor Telecommunications and Utilities Growth Fund, which he has managed since May 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Harlan Carere, John Roth, Matthew Friedman, Yun-Min Chai, James Morrow, Charles Hebard, and Brian Younger.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended July 31, 2005.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2005, the group fee rate was 0.27% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2005, for each fund is shown in the following table.

Total Management Fee
Advisor Biotechnology	 0.57%
Advisor Consumer Industries	 0.57%
Advisor Cyclical Industries	 0.57%
Advisor Developing Communications	 0.57%
Advisor Electronics	 0.57%
Advisor Financial Services	 0.57%
Advisor Health Care	 0.57%
Advisor Natural Resources	 0.57%
Advisor Technology	 0.57%
Advisor Telecommunications & Utilities Growth	 0.57%

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, or Class C shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, and Class C shares.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	 5.75%	 6.10%	 5.00%
$50,000 to $99,999	 4.50%	 4.71%	 3.75%
$100,000 to $249,999	 3.50%	 3.63%	 2.75%
$250,000 to $499,999	 2.50%	 2.56%	 2.00%
$500,000 to $999,999	 2.00%	 2.04%	 1.75%
$1,000,000 to $24,999,999	 1.00%	 1.01%	 0.75%
$25,000,000 or more	 NoneB	 NoneB	 B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B See "Special Purchase Shares" on page <Click Here>.

Prospectus

Sales Charges and Concessions - Class T

Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	 3.50%	 3.63%	 3.00%
$50,000 to $99,999	 3.00%	 3.09%	 2.50%
$100,000 to $249,999	 2.50%	 2.56%	 2.00%
$250,000 to $499,999	 1.50%	 1.52%	 1.25%
$500,000 to $999,999	 1.00%	 1.01%	 0.75%
$1,000,000 or more	 NoneB	 NoneB	 B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B See "Special Purchase Shares" on page <Click Here>.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class shares of Destiny I and Destiny II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your letter with Fidelity within 90 days of the start of your purchases toward completing your letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

Prospectus

Fund Services - continued

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	 5%
1 year to less than 2 years	 4%
2 years to less than 3 years	 3%
3 years to less than 4 years	 3%
4 years to less than 5 years	 2%
5 years to less than 6 years	 1%
6 years to less than 7 yearsA,B	 0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program.

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) or plans investing through the Fidelity Advisor 403(b) program;

Prospectus

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program.

A sales load waiver form must accompany these transactions.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999; or

4. Through the Fidelity Advisor Systematic Withdrawal Program;

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

A waiver form must accompany these transactions.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify Fidelity in advance of your redemption.

Information on sales charge reductions and waivers, including CDSC waivers, is available free of charge on www.advisor.fidelity.com.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

Investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million Letter; and an incremental load waived trade toward an investor's $1 million Letter.

Prospectus

Fund Services - continued

Investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of Fidelity funds that offer Advisor classes of shares, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

A waiver form must accompany these transactions.

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Prospectus

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T of each fund (except Advisor Natural Resources) may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Natural Resources may pay this 12b-1 (distribution) fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to each Class T plan, Class T of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.


Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive sales concessions, finder's fees, and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Prospectus

Fund Services - continued

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund over another or one share class over another.

In addition, each fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services that each fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to each fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Advisor Biotechnology - Class A

Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.00	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.08) F	 (.09)	 (.05)	 (.07)	 (.04)
Net realized and unrealized gain (loss) 	 .88	 .15	 1.60	 (2.64)	 (2.88)
Total from investment operations 	 .80	 .06	 1.55	 (2.71)	 (2.92)
Redemption fees added to paid in capital E 	 - I	 - I	 - I	 .01	 .01
Net asset value, end of period 	$ 6.80	$ 6.00	$ 5.94	$ 4.39	$ 7.09
Total ReturnB, C, D 	 13.33%	 1.01%	 35.31%	 (38.08)%	 (29.10)%
Ratios to Average Net Assets H
Expenses before expense reductions 	 1.56%	 1.68%	 2.04%	 1.99%	 3.07% A
Expenses net of voluntary waivers, if any 	 1.45%	 1.50%	 1.50%	 1.50%	 1.50% A
Expenses net of all reductions 	 1.43%	 1.48%	 1.47%	 1.46%	 1.49% A
Net investment income (loss) 	 (1.36)%F	 (1.38)%	 (1.11)%	 (1.19)%	 (.94)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,022	$ 10,197	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate 	 30%	 50%	 71%	 113%	 64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.37)%.

G For the period December 27, 2000 (commencement of operations) to July 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Biotechnology - Class T

Years ended July 31,	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 5.95	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.10) F	 (.10)	 (.06)	 (.09)	 (.05)
Net realized and unrealized gain (loss) 	 .87	 .15	 1.59	 (2.62)	 (2.89)
Total from investment operations 	 .77	 .05	 1.53	 (2.71)	 (2.94)
Redemption fees added to paid in capital E 	 - I	 - I	 - I	 .01	 .01
Net asset value, end of period 	$ 6.72	$ 5.95	$ 5.90	$ 4.37	$ 7.07
Total Return B,C,D 	 12.94%	 .85%	 35.01%	 (38.19)%	 (29.30)%
Ratios to Average Net Assets H
Expenses before expense reductions 	 1.93%	 2.10%	 2.39%	 2.27%	 3.29% A
Expenses net of voluntary waivers, if any 	 1.70%	 1.75%	 1.75%	 1.75%	 1.75%A
Expenses net of all reductions 	 1.68%	 1.73%	 1.72%	 1.72%	 1.74%A
Net investment income (loss) 	 (1.61)% F	 (1.63)%	 (1.36)%	 (1.45)%	 (1.19)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 14,177	$ 13,367	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate 	 30%	 50%	 71%	 113%	 64%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.61)%.

G For the period December 27, 2000 (commencement of operations) to July 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Advisor Biotechnology - Class B

Years ended July 31,	2005	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period 	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.13)F	 (.13)	 (.09)	 (.12)	 (.07)
Net realized and unrealized gain (loss) 	 .85	 .15	 1.58	 (2.61)	 (2.89)
Total from investment operations 	 .72	 .02	 1.49	 (2.73)	 (2.96)
Redemption fees added to paid in capital E 	 - I	 - I	 - I	 .01	 .01
Net asset value, end of period 	$ 6.56	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D 	 12.33%	 .34%	 34.41%	 (38.58)%	 (29.50)%
Ratios to Average Net Assets H
Expenses before expense reductions 	 2.33%	 2.46%	 2.78%	 2.74%	 3.83% A
Expenses net of voluntary waivers, if any 	 2.19%	 2.25%	 2.25%	 2.25%	 2.25% A
Expenses net of all reductions 	 2.18%	 2.22%	 2.22%	 2.22%	 2.24% A
Net investment income (loss) 	 (2.11)%F	 (2.12)%	 (1.86)%	 (1.95)%	 (1.69)% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 16,921	$ 16,819	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate 	 30%	 50%	 71%	 113%	 64% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)%.

G For the period December 27, 2000 (commencement of operations) to July 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Prospectus

Advisor Biotechnology - Class C

Years ended July 31,	2005	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period 	$ 5.84	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.13) F	 (.13)	 (.09)	 (.12)	 (.07)
Net realized and unrealized gain (loss) 	 .86	 .15	 1.58	 (2.61)	 (2.89)
Total from investment operations 	 .73	 .02	 1.49	 (2.73)	 (2.96)
Redemption fees added to paid in capital E 	 - I	 - I	 - I	 .01	 .01
Net asset value, end of period 	$ 6.57	$ 5.84	$ 5.82	$ 4.33	$ 7.05
Total Return B,C,D 	 12.50%	 .34%	 34.41%	 (38.58)%	 (29.50)%
Ratios to Average Net Assets H
Expenses before expense reductions 	 2.24%	 2.31%	 2.58%	 2.57%	 3.73% A
Expenses net of voluntary waivers, if any 	 2.19%	 2.25%	 2.25%	 2.25%	 2.25%A
Expenses net of all reductions 	 2.18%	 2.23%	 2.22%	 2.22%	 2.24%A
Net investment income (loss) 	 (2.11)%F	 (2.13)%	 (1.86)%	 (1.95)%	 (1.69)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,538	$ 13,215	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate 	 30%	 50%	 71%	 113%	 64%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (2.11)%.

G For the period December 27, 2000 (commencement of operations) to July 31, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Advisor Consumer Industries - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.51	$ 13.71	$ 12.71	$ 15.20	$ 15.04
Income from Investment Operations
Net investment income (loss) C 	 (.07)	 (.07)	 (.04)	 (.05)	 .01
Net realized and unrealized gain (loss) 	 2.71	 .87	 1.04	 (2.09)	 .15
Total from investment operations 	 2.64	 .80	 1.00	 (2.14)	 .16
Distributions from net realized gain 	 (.53)	 -	 -	 (.35)	 -
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 16.62	$ 14.51	$ 13.71	$ 12.71	$ 15.20
Total Return A,B 	 18.85%	 5.84%	 7.87%	 (14.30)%	 1.06%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.47%	 1.55%	 1.70%	 1.69%	 1.71%
Expenses net of voluntary waivers, if any 	 1.44%	 1.50%	 1.53%	 1.50%	 1.50%
Expenses net of all reductions 	 1.42%	 1.45%	 1.48%	 1.47%	 1.49%
Net investment income (loss) 	 (.45)%	 (.50)%	 (.33)%	 (.36)%	 .08%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 17,887	$ 11,856	$ 9,101	$ 7,209	$ 4,648
Portfolio turnover rate 	 66%	 152%	 88%	 136%	 77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Consumer Industries - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.27	$ 13.51	$ 12.57	$ 15.06	$ 14.93
Income from Investment Operations
Net investment income (loss) C 	 (.11)	 (.11)	 (.07)	 (.09)	 (.02)
Net realized and unrealized gain (loss) 	 2.66	 .87	 1.01	 (2.05)	 .15
Total from investment operations 	 2.55	 .76	 .94	 (2.14)	 .13
Distributions from net realized gain 	 (.53)	 -	 -	 (.35)	 -
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 16.29	$ 14.27	$ 13.51	$ 12.57	$ 15.06
Total Return A, B 	 18.52%	 5.63%	 7.48%	 (14.44)%	 .87%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.75%	 1.81%	 1.87%	 1.89%	 1.98%
Expenses net of voluntary waivers, if any 	 1.69%	 1.75%	 1.78%	 1.75%	 1.75%
Expenses net of all reductions 	 1.67%	 1.70%	 1.73%	 1.72%	 1.73%
Net investment income (loss) 	 (.70)%	 (.74)%	 (.58)%	 (.61)%	 (.17)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 16,782	$ 15,555	$ 13,693	$ 12,132	$ 12,899
Portfolio turnover rate 	 66%	 152%	 88%	 136%	 77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Consumer Industries - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.75	$ 13.08	$ 12.22	$ 14.73	$ 14.69
Income from Investment Operations
Net investment income (loss) C 	 (.17)	 (.18)	 (.13)	 (.15)	 (.10)
Net realized and unrealized gain (loss) 	 2.55	 .85	 .99	 (2.01)	 .14
Total from investment operations 	 2.38	 .67	 .86	 (2.16)	 .04
Distributions from net realized gain 	 (.53)	 -	 -	 (.35)	 -
Redemption fees added to paid in capital C 	 - E	 - E	 - E	 - E	 - E
Net asset value, end of period 	$ 15.60	$ 13.75	$ 13.08	$ 12.22	$ 14.73
Total Return A, B 	 17.97%	 5.12%	 7.04%	 (14.91)%	 .27%
Ratios to Average Net Assets D
Expenses before expense reductions 	 2.24%	 2.29%	 2.37%	 2.39%	 2.51%
Expenses net of voluntary waivers, if any 	 2.19%	 2.25%	 2.25%	 2.25%	 2.25%
Expenses net of all reductions 	 2.16%	 2.20%	 2.19%	 2.22%	 2.24%
Net investment income (loss) 	 (1.20)%	 (1.25)%	 (1.05)%	 (1.11)%	 (.67)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 18,862	$ 17,302	$ 15,944	$ 13,807	$ 13,483
Portfolio turnover rate 	 66%	 152%	 88%	 136%	 77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Advisor Consumer Industries - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.77	$ 13.10	$ 12.24	$ 14.75	$ 14.71
Income from Investment Operations
Net investment income (loss) C 	 (.17)	 (.18)	 (.13)	 (.15)	 (.10)
Net realized and unrealized gain (loss) 	 2.55	 .85	 .99	 (2.01)	 .14
Total from investment operations 	 2.38	 .67	 .86	 (2.16)	 .04
Distributions from net realized gain 	 (.53)	 -	 -	 (.35)	 -
Redemption fees added to paid in capital C 	 - E	 - E	 - E	 - E	 - E
Net asset value, end of period 	$ 15.62	$ 13.77	$ 13.10	$ 12.24	$ 14.75
Total Return A, B 	 17.94%	 5.11%	 7.03%	 (14.89)%	 .27%
Ratios to Average Net Assets D
Expenses before expense reductions 	 2.17%	 2.24%	 2.33%	 2.35%	 2.49%
Expenses net of voluntary waivers, if any 	 2.17%	 2.24%	 2.25%	 2.25%	 2.25%
Expenses net of all reductions 	 2.14%	 2.19%	 2.19%	 2.22%	 2.24%
Net investment income (loss) 	 (1.18)%	 (1.24)%	 (1.05)%	 (1.11)%	 (.67)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,505	$ 6,992	$ 6,759	$ 5,391	$ 5,504
Portfolio turnover rate 	 66%	 152%	 88%	 136%	 77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Cyclical Industries - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.10	$ 14.15	$ 12.75	$ 15.15	$ 13.56
Income from Investment Operations
Net investment income (loss) C 	 .02	 (.02)	 .06	 (.04)	 .04
Net realized and unrealized gain (loss) 	 4.35	 3.96	 1.36	 (2.37)	 1.98
Total from investment operations 	 4.37	 3.94	 1.42	 (2.41)	 2.02
Distributions from net investment income 	 -	 -	 (.02)	 -	 (.04)
Distributions from net realized gain 	 (.94)	 -	 -	 -	 (.40)
Total distributions 	 (.94)	 -	 (.02)	 -	 (.44)
Redemption fees added to paid in capitalC 	 - E	 .01	 -E	 .01	 .01
Net asset value, end of period 	$ 21.53	$ 18.10	$ 14.15	$ 12.75	$ 15.15
Total ReturnA, B 	 25.04%	 27.92%	 11.16%	 (15.84)%	 15.27%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.34%	 1.65%	 1.99%	 1.83%	 2.59%
Expenses net of voluntary waivers, if any 	 1.34%	 1.50%	 1.53%	 1.50%	 1.50%
Expenses net of all reductions 	 1.29%	 1.47%	 1.46%	 1.49%	 1.49%
Net investment income (loss) 	 .09%	 (.12)%	 .46%	 (.25)%	 .28%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 40,264	$ 12,612	$ 4,272	$ 3,160	$ 2,270
Portfolio turnover rate 	 116%	 106%	 149%	 45%	 78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Cyclical Industries - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.90	$ 14.02	$ 12.66	$ 15.09	$ 13.48
Income from Investment Operations
Net investment income (loss) C 	 (.03)	 (.06)	 .03	 (.07)	 - E
Net realized and unrealized gain (loss) 	 4.31	 3.93	 1.34	 (2.36)	 2.00
Total from investment operations 	 4.28	 3.87	 1.37	 (2.43)	 2.00
Distributions from net investment income 	 -	 -	 (.01)	 -	 (.01)
Distributions from net realized gain 	 (.91)	 -	 -	 -	 (.39)
Total distributions 	 (.91)	 -	 (.01)	 -	 (.40)
Redemption fees added to paid in capital C 	 -E	 .01	 -E	 -E	 .01
Net asset value, end of period 	$ 21.27	$ 17.90	$ 14.02	$ 12.66	$ 15.09
Total ReturnA, B 	 24.78%	 27.67%	 10.84%	 (16.10)%	 15.18%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.57%	 1.90%	 2.25%	 2.07%	 2.85%
Expenses net of voluntary waivers, if any 	 1.57%	 1.75%	 1.78%	 1.75%	 1.75%
Expenses net of all reductions 	 1.52%	 1.72%	 1.71%	 1.74%	 1.74%
Net investment income (loss) 	 (.14)%	 (.36)%	 .22%	 (.50)%	 .03%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 40,126	$ 13,089	$ 5,493	$ 6,216	$ 5,654
Portfolio turnover rate 	 116%	 106%	 149%	 45%	 78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Cyclical Industries - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.27	$ 13.61	$ 12.33	$ 14.77	$ 13.25
Income from Investment Operations
Net investment income (loss) C 	 (.13)	 (.14)	 (.03)	 (.14)	 (.07)
Net realized and unrealized gain (loss) 	 4.17	 3.79	 1.31	 (2.30)	 1.95
Total from investment operations 	 4.04	 3.65	 1.28	 (2.44)	 1.88
Distributions from net realized gain 	 (.76)	 -	 -	 -	 (.37)
Redemption fees added to paid in capital C 	 - E	 .01	 -E	 -E	 .01
Net asset value, end of period 	$ 20.55	$ 17.27	$ 13.61	$ 12.33	$ 14.77
Total ReturnA, B 	 24.12%	 26.89%	 10.38%	 (16.52)%	 14.51%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 2.11%	 2.37%	 2.68%	 2.58%	 3.39%
Expenses net of voluntary waivers, if any 	 2.11%	 2.25%	 2.25%	 2.25%	 2.25%
Expenses net of all reductions 	 2.07%	 2.22%	 2.18%	 2.24%	 2.24%
Net investment income (loss) 	 (.68)%	 (.87)%	 (.26)%	 (1.00)%	 (.47)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 32,242	$ 14,722	$ 9,005	$ 9,008	$ 5,674
Portfolio turnover rate 	 116%	 106%	 149%	 45%	 78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Advisor Cyclical Industries - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.36	$ 13.67	$ 12.39	$ 14.84	$ 13.26
Income from Investment Operations
Net investment income (loss) C 	 (.12)	 (.14)	 (.03)	 (.14)	 (.07)
Net realized and unrealized gain (loss) 	 4.19	 3.82	 1.31	 (2.31)	 2.00
Total from investment operations 	 4.07	 3.68	 1.28	 (2.45)	 1.93
Distributions from net realized gain 	 (.75)	 -	 -	 -	 (.35)
Redemption fees added to paid in capital C 	 - E	 .01	 -E	 -E	 -E
Net asset value, end of period 	$ 20.68	$ 17.36	$ 13.67	$ 12.39	$ 14.84
Total ReturnA, B 	 24.16%	 26.99%	 10.33%	 (16.51)%	 14.78%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 2.07%	 2.28%	 2.57%	 2.49%	 3.36%
Expenses net of voluntary waivers, if any 	 2.07%	 2.25%	 2.25%	 2.25%	 2.25%
Expenses net of all reductions 	 2.02%	 2.22%	 2.18%	 2.24%	 2.24%
Net investment income (loss) 	 (.64)%	 (.87)%	 (.26)%	 (1.00)%	 (.47)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 20,595	$ 9,507	$ 5,307	$ 5,143	$ 2,847
Portfolio turnover rate 	 116%	 106%	 149%	 45%	 78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Developing Communications - Class A

Years ended July 31,	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.53	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.07)	 (.09)	 (.04)	 (.05)	 (.04)
Net realized and unrealized gain (loss) 	 1.24	 1.01	 1.65	 (4.40)	 (1.57)
Total from investment operations 	 1.17	 .92	 1.61	 (4.45)	 (1.61)
Redemption fees added to paid in capital E 	 - H	 .04	 - H	 .01	 .01
Net asset value, end of period 	$ 7.70	$ 6.53	$ 5.57	$ 3.96	$ 8.40
Total Return B,C ,D 	 17.92%	 17.24%	 40.66%	 (52.86)%	 (16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions 	 2.32%	 2.38%	 6.13%	 4.97%	 6.46% A
Expenses net of voluntary waivers, if any 	 1.45%	 1.50%	 1.50%	 1.50%	 1.50%A
Expenses net of all reductions 	 1.28%	 1.35%	 1.36%	 1.40%	 1.45%A
Net investment income (loss) 	 (.92)%	 (1.18)%	 (.82)%	 (.85)%	 (.74)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,406	$ 3,480	$ 970	$ 371	$ 934
Portfolio turnover rate 	 250%	 306%	 167%	 305%	 644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Developing Communications - Class T

Years ended July 31,	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.48	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.08)	 (.10)	 (.05)	 (.07)	 (.05)
Net realized and unrealized gain (loss) 	 1.21	 1.00	 1.64	 (4.39)	 (1.56)
Total from investment operations 	 1.13	 .90	 1.59	 (4.46)	 (1.61)
Redemption fees added to paid in capital E 	 - H	 .04	 - H	 .01	 .01
Net asset value, end of period 	$ 7.61	$ 6.48	$ 5.54	$ 3.95	$ 8.40
Total Return B, C, D 	 17.44%	 16.97%	 40.25%	 (52.98)%	 (16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions 	 2.78%	 3.06%	 6.82%	 5.36%	 6.66%A
Expenses net of voluntary waivers, if any 	 1.71%	 1.75%	 1.75%	 1.75%	 1.75%A
Expenses net of all reductions 	 1.54%	 1.60%	 1.61%	 1.64%	 1.70%A
Net investment income (loss) 	 (1.18)%	 (1.43)%	 (1.07)%	 (1.10)%	 (.99)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 3,034	$ 3,250	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate 	 250%	 306%	 167%	 305%	 644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Advisor Developing Communications - Class B

Years ended July 31,	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.12)	 (.13)	 (.07)	 (.10)	 (.07)
Net realized and unrealized gain (loss) 	 1.20	 .98	 1.62	 (4.36)	 (1.57)
Total from investment operations 	 1.08	 .85	 1.55	 (4.46)	 (1.64)
Redemption fees added to paid in capital E 	 - H	 .04	 - H	 .01	 .01
Net asset value, end of period 	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D 	 16.98%	 16.27%	 39.54%	 (53.17)%	 (16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions 	 3.14%	 3.48%	 6.88%	 5.62%	 7.21%A
Expenses net of voluntary waivers, if any 	 2.20%	 2.25%	 2.25%	 2.25%	 2.25%A
Expenses net of all reductions 	 2.04%	 2.11%	 2.11%	 2.14%	 2.20%A
Net investment income (loss) 	 (1.68)%	 (1.93)%	 (1.56)%	 (1.60)%	 (1.49)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 2,864	$ 2,998	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate 	 250%	 306%	 167%	 305%	 644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Advisor Developing Communications - Class C

Years ended July 31,	2005	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.36	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.12)	 (.14)	 (.07)	 (.10)	 (.07)
Net realized and unrealized gain (loss) 	 1.20	 .99	 1.62	 (4.36)	 (1.57)
Total from investment operations 	 1.08	 .85	 1.55	 (4.46)	 (1.64)
Redemption fees added to paid in capital E 	 - H	 .04	 - H	 .01	 .01
Net asset value, end of period 	$ 7.44	$ 6.36	$ 5.47	$ 3.92	$ 8.37
Total Return B, C, D 	 16.98%	 16.27%	 39.54%	 (53.17)%	 (16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions 	 3.07%	 3.19%	 6.81%	 5.49%	 7.09% A
Expenses net of voluntary waivers, if any 	 2.19%	 2.25%	 2.25%	 2.25%	 2.25%A
Expenses net of all reductions 	 2.02%	 2.10%	 2.11%	 2.14%	 2.20%A
Net investment income (loss) 	 (1.66)%	 (1.93)%	 (1.57)%	 (1.60)%	 (1.49)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,846	$ 3,180	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate 	 250%	 306%	 167%	 305%	 644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Advisor Electronics - Class A

Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.58	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E 	 (.07)	 (.09)	 (.06)	 (.10)	 (.04)
Net realized and unrealized gain (loss) 	 1.53	 .08	 1.07	 (3.96)	 (.35)
Total from investment operations 	 1.46	 (.01)	 1.01	 (4.06)	 (.39)
Redemption fees added to paid in capitalE 	 -H	 - H	 .01	 .01	 .01
Net asset value, end of period 	$ 8.04	$ 6.58	$ 6.59	$ 5.57	$ 9.62
Total ReturnB, C, D 	 22.19%	 (.15)%	 18.31%	 (42.10)%	 (3.80)%
Ratios to Average Net Assets G
Expenses before expense reductions 	 1.59%	 1.55%	 1.89%	 1.68%	 2.57% A
Expenses net of voluntary waivers, if any 	 1.45%	 1.50%	 1.50%	 1.50%	 1.50%A
Expenses net of all reductions 	 1.38%	 1.48%	 1.46%	 1.49%	 1.49%A
Net investment income (loss) 	 (.96)%	 (1.15)%	 (1.09)%	 (1.14)%	 (.77)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,397	$ 8,374	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate 	 128%	 84%	 66%	 58%	 98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Electronics - Class T

Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.53	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 (.08)	 (.11)	 (.07)	 (.12)	 (.06)
Net realized and unrealized gain (loss) 	 1.51	 .08	 1.07	 (3.96)	 (.33)
Total from investment operations 	 1.43	 (.03)	 1.00	 (4.08)	 (.39)
Redemption fees added to paid in capitalE 	 -H	 -H	 .01	 .01	 .01
Net asset value, end of period 	$ 7.96	$ 6.53	$ 6.56	$ 5.55	$ 9.62
Total ReturnB, C, D 	 21.90%	 (.46)%	 18.20%	 (42.31)%	 (3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions 	 1.89%	 1.83%	 2.14%	 1.91%	 2.81%A
Expenses net of voluntary waivers, if any 	 1.69%	 1.75%	 1.75%	 1.75%	 1.75%A
Expenses net of all reductions 	 1.61%	 1.72%	 1.71%	 1.74%	 1.74%A
Net investment income (loss) 	 (1.20)%	 (1.39)%	 (1.33)%	 (1.39)%	 (1.02)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,085	$ 15,445	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate 	 128%	 84%	 66%	 58%	 98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Advisor Electronics - Class B

Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.42	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 (.12)	 (.14)	 (.10)	 (.16)	 (.08)
Net realized and unrealized gain (loss) 	 1.48	 .08	 1.06	 (3.93)	 (.33)
Total from investment operations 	 1.36	 (.06)	 .96	 (4.09)	 (.41)
Redemption fees added to paid in capitalE 	 -H	 -H	 -H	 .01	 .01
Net asset value, end of period 	$ 7.78	$ 6.42	$ 6.48	$ 5.52	$ 9.60
Total ReturnB, C, D 	 21.18%	 (.93)%	 17.39%	 (42.50)%	 (4.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions 	 2.41%	 2.41%	 2.76%	 2.43%	 3.34%A
Expenses net of voluntary waivers, if any 	 2.21%	 2.25%	 2.25%	 2.25%	 2.25%A
Expenses net of all reductions 	 2.13%	 2.23%	 2.21%	 2.24%	 2.24%A
Net investment income (loss) 	 (1.72)%	 (1.90)%	 (1.83)%	 (1.89)%	 (1.52)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 8,963	$ 8,498	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate 	 128%	 84%	 66%	 58%	 98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Advisor Electronics - Class C

Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.41	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E 	 (.11)	 (.14)	 (.10)	 (.16)	 (.09)
Net realized and unrealized gain (loss) 	 1.47	 .08	 1.06	 (3.93)	 (.33)
Total from investment operations 	 1.36	 (.06)	 .96	 (4.09)	 (.42)
Redemption fees added to paid in capitalE 	 -H	 -H	 -H	 .01	 .01
Net asset value, end of period 	$ 7.77	$ 6.41	$ 6.47	$ 5.51	$ 9.59
Total ReturnB, C, D 	 21.22%	 (.93)%	 17.42%	 (42.54)%	 (4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions 	 2.31%	 2.24%	 2.52%	 2.34%	 3.25%A
Expenses net of voluntary waivers, if any 	 2.18%	 2.24%	 2.25%	 2.25%	 2.25%A
Expenses net of all reductions 	 2.11%	 2.21%	 2.21%	 2.24%	 2.24%A
Net investment income (loss) 	 (1.69)%	 (1.88)%	 (1.83)%	 (1.89)%	 (1.52)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,058	$ 12,322	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate 	 128%	 84%	 66%	 58%	 98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Advisor Financial Services - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 22.17	$ 19.98	$ 17.83	$ 20.45	$ 18.29
Income from Investment Operations
Net investment income (loss) C 	 .19	 .14	 .16	 .12	 .15
Net realized and unrealized gain (loss) 	 2.48	 2.20	 2.07	 (2.60)	 2.20
Total from investment operations 	 2.67	 2.34	 2.23	 (2.48)	 2.35
Distributions from net investment income 	 (.07)	 (.15)	 (.08)	 (.14)	 (.19)
Distributions from net realized gain 	 (1.76)	 -	 -	 -	 -
Total distributions 	 (1.83)	 (.15)	 (.08)	 (.14)	 (.19)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 23.01	$ 22.17	$ 19.98	$ 17.83	$ 20.45
Total Return A, B 	 12.60%	 11.76%	 12.57%	 (12.16)%	 12.86%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.26%	 1.27%	 1.31%	 1.27%	 1.20%
Expenses net of voluntary waivers, if any 	 1.26%	 1.27%	 1.31%	 1.27%	 1.20%
Expenses net of all reductions 	 1.23%	 1.25%	 1.27%	 1.23%	 1.18%
Net investment income (loss) 	 .88%	 .63%	 .89%	 .60%	 .77%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 68,012	$ 58,222	$ 57,255	$ 60,475	$ 78,115
Portfolio turnover rate 	 61%	 74%	 60%	 125%	 110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Financial Services - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 22.07	$ 19.90	$ 17.77	$ 20.38	$ 18.21
Income from Investment Operations
Net investment income (loss) C 	 .14	 .09	 .12	 .07	 .11
Net realized and unrealized gain (loss) 	 2.47	 2.19	 2.07	 (2.59)	 2.19
Total from investment operations 	 2.61	 2.28	 2.19	 (2.52)	 2.30
Distributions from net investment income 	 (.05)	 (.11)	 (.06)	 (.09)	 (.13)
Distributions from net realized gain 	 (1.76)	 -	 -	 -	 -
Total distributions 	 (1.81)	 (.11)	 (.06)	 (.09)	 (.13)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 22.87	$ 22.07	$ 19.90	$ 17.77	$ 20.38
Total ReturnA, B 	 12.37%	 11.49%	 12.37%	 (12.39)%	 12.64%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.48%	 1.50%	 1.53%	 1.49%	 1.43%
Expenses net of voluntary waivers, if any 	 1.48%	 1.50%	 1.53%	 1.49%	 1.43%
Expenses net of all reductions 	 1.46%	 1.48%	 1.49%	 1.45%	 1.41%
Net investment income (loss) 	 .66%	 .41%	 .67%	 .38%	 .54%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 128,388	$ 144,887	$ 157,238	$ 169,429	$ 234,268
Portfolio turnover rate 	 61%	 74%	 60%	 125%	 110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Financial Services - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 21.65	$ 19.53	$ 17.50	$ 20.08	$ 17.95
Income from Investment Operations
Net investment income (loss) C 	 .03	 (.02)	 .03	 (.03)	 - E
Net realized and unrealized gain (loss) 	 2.41	 2.16	 2.03	 (2.55)	 2.16
Total from investment operations 	 2.44	 2.14	 2.06	 (2.58)	 2.16
Distributions from net investment income 	 -	 (.02)	 (.03)	 -	 (.03)
Distributions from net realized gain 	 (1.76)	 -	 -	 -	 -
Total distributions 	 (1.76)	 (.02)	 (.03)	 -	 (.03)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 22.33	$ 21.65	$ 19.53	$ 17.50	$ 20.08
Total ReturnA, B 	 11.78%	 10.96%	 11.80%	 (12.85)%	 12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 2.00%	 2.02%	 2.03%	 2.01%	 1.96%
Expenses net of voluntary waivers, if any 	 2.00%	 2.02%	 2.03%	 2.01%	 1.96%
Expenses net of all reductions 	 1.98%	 2.00%	 1.99%	 1.97%	 1.94%
Net investment income (loss) 	 .14%	 (.11)%	 .17%	 (.14)%	 .01%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 145,046	$ 179,873	$ 193,373	$ 206,460	$ 269,612
Portfolio turnover rate 	 61%	 74%	 60%	 125%	 110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Advisor Financial Services - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 21.65	$ 19.53	$ 17.49	$ 20.05	$ 17.96
Income from Investment Operations
Net investment income (loss) C 	 .04	 (.01)	 .04	 (.02)	 .01
Net realized and unrealized gain (loss) 	 2.42	 2.15	 2.03	 (2.54)	 2.15
Total from investment operations 	 2.46	 2.14	 2.07	 (2.56)	 2.16
Distributions from net investment income 	 (.01)	 (.02)	 (.03)	 -	 (.07)
Distributions from net realized gain 	 (1.76)	 -	 -	 -	 -
Total distributions 	 (1.77)	 (.02)	 (.03)	 -	 (.07)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 22.34	$ 21.65	$ 19.53	$ 17.49	$ 20.05
Total ReturnA, B 	 11.88%	 10.96%	 11.86%	 (12.77)%	 12.03%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.95%	 1.97%	 1.99%	 1.96%	 1.92%
Expenses net of voluntary waivers, if any 	 1.95%	 1.97%	 1.99%	 1.96%	 1.92%
Expenses net of all reductions 	 1.92%	 1.95%	 1.95%	 1.92%	 1.90%
Net investment income (loss) 	 .19%	 (.06) %	 .22%	 (.09) %	 .05%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 72,181	$ 86,199	$ 97,434	$ 107,899	$ 149,160
Portfolio turnover rate 	 61%	 74%	 60%	 125%	 110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Health Care - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.91	$ 18.29	$ 16.51	$ 20.41	$ 22.02
Income from Investment Operations
Net investment income (loss) C 	 (.05)	 (.05)	 - E	 (.04)	 .01
Net realized and unrealized gain (loss) 	 4.08	 .67	 1.78	 (3.86)	 (.50)
Total from investment operations 	 4.03	 .62	 1.78	 (3.90)	 (.49)
Distributions from net realized gain 	 -	 -	 -	 -	 (1.12)
Redemption fees added to paid in capital C 	 -E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 22.94	$ 18.91	$ 18.29	$ 16.51	$ 20.41
Total Return A, B 	 21.31%	 3.39%	 10.78%	 (19.11)%	 (2.50)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.28%	 1.32%	 1.34%	 1.29%	 1.19%
Expenses net of voluntary waivers, if any 	 1.28%	 1.32%	 1.34%	 1.29%	 1.19%
Expenses net of all reductions 	 1.26%	 1.29%	 1.27%	 1.24%	 1.17%
Net investment income (loss) 	 (.22)%	 (.26)%	 (.01)%	 (.23)%	 .05%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 139,158	$ 104,258	$ 108,692	$ 103,292	$ 136,304
Portfolio turnover rate 	 71%	 60%	 120%	 167%	 71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Health Care - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.60	$ 18.03	$ 16.31	$ 20.22	$ 21.87
Income from Investment Operations
Net investment income (loss) C 	 (.09)	 (.09)	 (.04)	 (.09)	 (.04)
Net realized and unrealized gain (loss) 	 3.99	 .66	 1.76	 (3.82)	 (.49)
Total from investment operations 	 3.90	 .57	 1.72	 (3.91)	 (.53)
Distributions from net realized gain 	 -	 -	 -	 -	 (1.12)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 22.50	$ 18.60	$ 18.03	$ 16.31	$ 20.22
Total ReturnA, B 	 20.97%	 3.16%	 10.55%	 (19.34)%	 (2.71)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.53%	 1.56%	 1.59%	 1.52%	 1.43%
Expenses net of voluntary waivers, if any 	 1.53%	 1.56%	 1.59%	 1.52%	 1.43%
Expenses net of all reductions 	 1.51%	 1.53%	 1.51%	 1.47%	 1.41%
Net investment income (loss) 	 (.47)%	 (.51)%	 (.26)%	 (.46)%	 (.18)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 243,353	$ 243,176	$ 264,115	$ 274,243	$ 383,643
Portfolio turnover rate 	 71%	 60%	 120%	 167%	 71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Health Care - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.91	$ 17.45	$ 15.86	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss) C 	 (.19)	 (.18)	 (.12)	 (.18)	 (.14)
Net realized and unrealized gain (loss) 	 3.83	 .64	 1.71	 (3.72)	 (.48)
Total from investment operations 	 3.64	 .46	 1.59	 (3.90)	 (.62)
Distributions from net realized gain 	 - 	 -	 -	 -	 (1.12)
Redemption fees added to paid in capital C 	 - E	 -E	 -E	 -E	 -E
Net asset value, end of period 	$ 21.55	$ 17.91	$ 17.45	$ 15.86	$ 19.76
Total ReturnA, B 	 20.32%	 2.64%	 10.03%	 (19.74)%	 (3.20)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 2.04%	 2.06%	 2.05%	 2.02%	 1.95%
Expenses net of voluntary waivers, if any 	 2.04%	 2.06%	 2.05%	 2.02%	 1.95%
Expenses net of all reductions 	 2.01%	 2.03%	 1.98%	 1.98%	 1.93%
Net investment income (loss) 	 (.98)%	 (1.01)%	 (.73)%	 (.97)%	 (.70)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 266,319	$ 285,299	$ 317,906	$ 334,056	$ 456,851
Portfolio turnover rate 	 71%	 60%	 120%	 167%	 71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Advisor Health Care - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 17.94	$ 17.47	$ 15.87	$ 19.76	$ 21.50
Income from Investment Operations
Net investment income (loss) C 	 (.17)	 (.17)	 (.11)	 (.17)	 (.14)
Net realized and unrealized gain (loss) 	 3.84	 .64	 1.71	 (3.72)	 (.48)
Total from investment operations 	 3.67	 .47	 1.60	 (3.89)	 (.62)
Distributions from net realized gain 	 - 	 -	 -	 -	 (1.12)
Redemption fees added to paid in capital C 	 -E	 - E	 -E	 - E	 -E
Net asset value, end of period 	$ 21.61	$ 17.94	$ 17.47	$ 15.87	$ 19.76
Total ReturnA, B 	 20.46%	 2.69%	 10.08%	 (19.69)%	 (3.20)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.97%	 2.00%	 2.00%	 1.97%	 1.91%
Expenses net of voluntary waivers, if any 	 1.97%	 2.00%	 2.00%	 1.97%	 1.91%
Expenses net of all reductions 	 1.94%	 1.97%	 1.92%	 1.93%	 1.89%
Net investment income (loss) 	 (.91)%	 (.95)%	 (.67)%	 (.92)%	 (.66)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 131,277	$ 130,184	$ 150,576	$ 160,877	$ 229,494
Portfolio turnover rate 	 71%	 60%	 120%	 167%	 71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Natural Resources - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 29.12	$ 21.65	$ 20.33	$ 26.42	$ 24.07
Income from Investment Operations
Net investment income (loss) C 	 .06	 .07	 .13	 .15	 .19
Net realized and unrealized gain (loss) 	 12.21	 7.50	 1.30	 (4.36)	 2.34
Total from investment operations 	 12.27	 7.57	 1.43	 (4.21)	 2.53
Distributions from net investment income 	 (.06)	 (.10)	 (.11)	 (.18)	 (.19)
Distributions from net realized gain 	 (.41)	 -	 -	 (1.70)	 -
Total distributions 	 (.47)	 (.10)	 (.11)	 (1.88)	 (.19)
Redemption fees added to paid in capital C 	 .01	 - E	 -E	 -E	 .01
Net asset value, end of period 	$ 40.93	$ 29.12	$ 21.65	$ 20.33	$ 26.42
Total Return A, B 	 42.69%	 35.08%	 7.07%	 (16.92)%	 10.56%
Ratios to Average Net Assets D
Expenses before expense reductions 	 1.25%	 1.30%	 1.36%	 1.28%	 1.23%
Expenses net of voluntary waivers, if any 	 1.25%	 1.30%	 1.36%	 1.28%	 1.23%
Expenses net of all reductions 	 1.19%	 1.29%	 1.32%	 1.24%	 1.18%
Net investment income (loss) 	 .19%	 .28%	 .63%	 .64%	 .69%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 90,342	$ 44,315	$ 21,798	$ 21,993	$ 21,849
Portfolio turnover rate 	 125%	 40%	 41%	 85%	 130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Natural Resources - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 29.52	$ 21.97	$ 20.61	$ 26.73	$ 24.35
Income from Investment Operations
Net investment income (loss) C 	 - E	 .03	 .10	 .11	 .14
Net realized and unrealized gain (loss) 	 12.37	 7.60	 1.32	 (4.42)	 2.36
Total from investment operations 	 12.37	 7.63	 1.42	 (4.31)	 2.50
Distributions from net investment income 	 (.03)	 (.08)	 (.06)	 (.11)	 (.13)
Distributions from net realized gain 	 (.41)	 -	 -	 (1.70)	 -
Total distributions 	 (.44)	 (.08)	 (.06)	 (1.81)	 (.13)
Redemption fees added to paid in capital C 	 .01	 - E	 -E	 -E	 .01
Net asset value, end of period 	$ 41.46	$ 29.52	$ 21.97	$ 20.61	$ 26.73
Total ReturnA, B 	 42.41%	 34.82%	 6.91%	 (17.07)%	 10.32%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.44%	 1.48%	 1.50%	 1.45%	 1.41%
Expenses net of voluntary waivers, if any 	 1.44%	 1.48%	 1.50%	 1.45%	 1.41%
Expenses net of all reductions 	 1.39%	 1.47%	 1.47%	 1.41%	 1.37%
Net investment income (loss) 	 (.01)%	 .10%	 .48%	 .47%	 .51%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 280,820	$ 201,187	$ 155,249	$ 174,670	$ 253,062
Portfolio turnover rate 	 125%	 40%	 41%	 85%	 130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Natural Resources - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 28.54	$ 21.28	$ 20.02	$ 26.04	$ 23.77
Income from Investment Operations
Net investment income (loss) C 	 (.18)	 (.11)	 (.01)	 (.02)	 (.01)
Net realized and unrealized gain (loss) 	 11.93	 7.37	 1.27	 (4.29)	 2.31
Total from investment operations 	 11.75	 7.26	 1.26	 (4.31)	 2.30
Distributions from net investment income 	 -	 -	 -	 (.01)	 (.04)
Distributions from net realized gain 	 (.41)	 -	 -	 (1.70)	 -
Total distributions 	 (.41)	 -	 -	 (1.71)	 (.04)
Redemption fees added to paid in capital C 	 .01	 - E	 -E	 -E	 .01
Net asset value, end of period 	$ 39.89	$ 28.54	$ 21.28	$ 20.02	$ 26.04
Total ReturnA, B 	 41.66%	 34.12%	 6.29%	 (17.51)%	 9.72%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.98%	 2.02%	 2.06%	 2.00%	 1.95%
Expenses net of voluntary waivers, if any 	 1.98%	 2.02%	 2.06%	 2.00%	 1.95%
Expenses net of all reductions 	 1.93%	 2.01%	 2.02%	 1.95%	 1.91%
Net investment income (loss) 	 (.55)%	 (.44)%	 (.07)%	 (.07)%	 (.03)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 102,003	$ 68,347	$ 50,833	$ 58,656	$ 83,243
Portfolio turnover rate 	 125%	 40%	 41%	 85%	 130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Advisor Natural Resources - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 28.68	$ 21.38	$ 20.10	$ 26.15	$ 23.88
Income from Investment Operations
Net investment income (loss) C 	 (.17)	 (.10)	 - E	 (.01)	 -E
Net realized and unrealized gain (loss) 	 11.99	 7.40	 1.28	 (4.32)	 2.32
Total from investment operations 	 11.82	 7.30	 1.28	 (4.33)	 2.32
Distributions from net investment income 	 -	 -	 -	 (.02)	 (.06)
Distributions from net realized gain 	 (.41)	 -	 -	 (1.70)	 -
Total distributions 	 (.41)	 -	 -	 (1.72)	 (.06)
Redemption fees added to paid in capital C 	 .01	 -E	 -E	 -E	 .01
Net asset value, end of period 	$ 40.10	$ 28.68	$ 21.38	$ 20.10	$ 26.15
Total ReturnA, B 	 41.70%	 34.14%	 6.37%	 (17.52)%	 9.76%
Ratios to Average Net AssetsD
Expenses before expense reductions 	 1.94%	 1.99%	 2.01%	 1.96%	 1.92%
Expenses net of voluntary waivers, if any 	 1.94%	 1.99%	 2.01%	 1.96%	 1.92%
Expenses net of all reductions 	 1.89%	 1.97%	 1.97%	 1.92%	 1.87%
Net investment income (loss) 	 (.51)%	 (.41)%	 (.02)%	 (.03)%	 - %
Supplemental Data
Net assets, end of period (000 omitted) 	$ 72,832	$ 37,206	$ 22,044	$ 24,201	$ 29,699
Portfolio turnover rate 	 125%	 40%	 41%	 85%	 130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Advisor Technology - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.98	$ 13.36	$ 10.03	$ 17.76	$ 36.23
Income from Investment Operations
Net investment income (loss) C 	 .02 D	 (.17)	 (.11)	 (.15)	 (.17)
Net realized and unrealized gain (loss) 	 2.24	 .79	 3.44	 (7.58)	 (16.67)
Total from investment operations 	 2.26	 .62	 3.33	 (7.73)	 (16.84)
Distributions from net investment income 	 (.08)	 -	 -	 -	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.63)
Total distributions 	 (.08)	 -	 -	 -	 (1.63)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 16.16	$ 13.98	$ 13.36	$ 10.03	$ 17.76
Total Return A, B 	 16.20%	 4.64%	 33.20%	 (43.52)%	 (48.83)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 1.37%	 1.44%	 1.70%	 1.53%	 1.23%
Expenses net of voluntary waivers, if any 	 1.37%	 1.44%	 1.59%	 1.51%	 1.23%
Expenses net of all reductions 	 1.26%	 1.35%	 1.38%	 1.43%	 1.21%
Net investment income (loss) 	 .12% D	 (1.10)%	 (1.03)%	 (1.07)%	 (.68)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 144,970	$ 123,389	$ 123,604	$ 101,649	$ 211,429
Portfolio turnover rate 	 180%	 105%	 140%	 164%	 181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.87)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Technology - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.76	$ 13.17	$ 9.91	$ 17.59	$ 35.95
Income from Investment Operations
Net investment income (loss) C 	 (.02) D	 (.19)	 (.14)	 (.18)	 (.22)
Net realized and unrealized gain (loss) 	 2.21	 .78	 3.40	 (7.50)	 (16.55)
Total from investment operations 	 2.19	 .59	 3.26	 (7.68)	 (16.77)
Distributions from net investment income 	 (.07)	 -	 -	 -	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.59)
Total distributions 	 (.07)	 -	 -	 -	 (1.59)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 15.88	$ 13.76	$ 13.17	$ 9.91	$ 17.59
Total Return A, B 	 15.94%	 4.48%	 32.90%	 (43.66) %	 (48.96)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 1.60%	 1.62%	 1.85%	 1.70%	 1.43%
Expenses net of voluntary waivers, if any 	 1.60%	 1.62%	 1.83%	 1.70%	 1.43%
Expenses net of all reductions 	 1.48%	 1.53%	 1.63%	 1.62%	 1.41%
Net investment income (loss) 	 (.11)% D	 (1.28)%	 (1.28)%	 (1.26)%	 (.88)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 315,930	$ 363,399	$ 367,257	$ 302,657	$ 645,015
Portfolio turnover rate 	 180%	 105%	 140%	 164%	 181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.10)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Advisor Technology - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.25	$ 12.76	$ 9.64	$ 17.21	$ 35.33
Income from Investment Operations
Net investment income (loss) C 	 (.09) D	 (.27)	 (.17)	 (.25)	 (.35)
Net realized and unrealized gain (loss) 	 2.12	 .76	 3.29	 (7.32)	 (16.27)
Total from investment operations 	 2.03	 .49	 3.12	 (7.57)	 (16.62)
Distributions from net investment income 	 (.04)	 -	 -	 -	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.50)
Total distributions 	 (.04)	 -	 -	 -	 (1.50)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 15.24	$ 13.25	$ 12.76	$ 9.64	$ 17.21
Total Return A, B 	 15.33%	 3.84%	 32.37%	 (43.99)%	 (49.28)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 2.13%	 2.21%	 2.38%	 2.28%	 1.98%
Expenses net of voluntary waivers, if any 	 2.13%	 2.21%	 2.25%	 2.25%	 1.98%
Expenses net of all reductions 	 2.02%	 2.12%	 2.05%	 2.18%	 1.96%
Net investment income (loss) 	 (.65)% D	 (1.87)%	 (1.69)%	 (1.81)%	 (1.43)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 309,020	$ 355,927	$ 391,832	$ 337,976	$ 729,518
Portfolio turnover rate 	 180%	 105%	 140%	 164%	 181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B  Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.64)%.

E  Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Advisor Technology - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.31	$ 12.80	$ 9.67	$ 17.25	$ 35.39
Income from Investment Operations
Net investment income (loss) C 	 (.08) D	 (.26)	 (.17)	 (.24)	 (.33)
Net realized and unrealized gain (loss) 	 2.12	 .77	 3.30	 (7.34)	 (16.30)
Total from investment operations 	 2.04	 .51	 3.13	 (7.58)	 (16.63)
Distributions from net investment income 	 (.04)	 -	 -	 -	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.51)
Total distributions 	 (.04)	 -	 -	 -	 (1.51)
Redemption fees added to paid in capitalC 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 15.31	$ 13.31	$ 12.80	$ 9.67	$ 17.25
Total Return A, B 	 15.34%	 3.98%	 32.37%	 (43.94)%	 (49.24)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 2.10%	 2.13%	 2.28%	 2.18%	 1.94%
Expenses net of voluntary waivers, if any 	 2.10%	 2.13%	 2.25%	 2.18%	 1.94%
Expenses net of all reductions 	 1.99%	 2.04%	 2.05%	 2.11%	 1.91%
Net investment income (loss) 	 (.61)% D	 (1.79)%	 (1.69)%	 (1.74)%	 (1.38)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 108,287	$ 125,926	$ 139,654	$ 123,034	$ 269,563
Portfolio turnover rate 	 180%	 105%	 140%	 164%	 181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D  Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.60)%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Advisor Telecommunications & Utilities Growth - Class A

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.09	$ 10.37	$ 8.74	$ 15.18	$ 21.08
Income from Investment Operations
Net investment income (loss) C 	 .28 D	 .10	 .13	 .10	 .05
Net realized and unrealized gain (loss) 	 3.01	 1.72	 1.69	 (6.54)	 (5.41)
Total from investment operations 	 3.29	 1.82	 1.82	 (6.44)	 (5.36)
Distributions from net investment income 	 (.21)	 (.10)	 (.19)	 -	 (.28)
Distributions from net realized gain 	 -	 -	 -	 -	 (.26)
Total distributions 	 (.21)	 (.10)	 (.19)	 -	 (.54)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 15.17	$ 12.09	$ 10.37	$ 8.74	$ 15.18
Total Return A, B 	 27.48%	 17.67%	 21.22%	 (42.42)%	 (26.09)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 1.39%	 1.51%	 1.67%	 1.45%	 1.25%
Expenses net of voluntary waivers, if any 	 1.39%	 1.50%	 1.58%	 1.45%	 1.25%
Expenses net of all reductions 	 1.36%	 1.45%	 1.47%	 1.36%	 1.20%
Net investment income (loss) 	 2.03% D	 .87%	 1.46%	 .79%	 .32%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 29,150	$ 21,987	$ 21,761	$ 22,377	$ 54,265
Portfolio turnover rate 	 44%	 38%	 81%	 116%	 220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.39%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Telecommunications & Utilities Growth - Class T

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.04	$ 10.33	$ 8.68	$ 15.11	$ 21.01
Income from Investment Operations
Net investment income (loss) C 	 .24 D	 .07	 .11	 .07	 .01
Net realized and unrealized gain (loss) 	 2.99	 1.72	 1.68	 (6.50)	 (5.40)
Total from investment operations 	 3.23	 1.79	 1.79	 (6.43)	 (5.39)
Distributions from net investment income 	 (.17)	 (.08)	 (.14)	 -	 (.25)
Distributions from net realized gain 	 -	 -	 -	 -	 (.26)
Total distributions 	 (.17)	 (.08)	 (.14)	 -	 (.51)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 15.10	$ 12.04	$ 10.33	$ 8.68	$ 15.11
Total Return A, B 	 27.03%	 17.42%	 20.91%	 (42.55)%	 (26.29)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 1.67%	 1.79%	 1.94%	 1.71%	 1.49%
Expenses net of voluntary waivers, if any 	 1.67%	 1.75%	 1.83%	 1.71%	 1.49%
Expenses net of all reductions 	 1.64%	 1.70%	 1.72%	 1.62%	 1.44%
Net investment income (loss) 	 1.76% D	 .62%	 1.21%	 .53%	 .08%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 55,683	$ 53,255	$ 55,510	$ 59,306	$ 149,618
Portfolio turnover rate 	 44%	 38%	 81%	 116%	 220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.12%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Advisor Telecommunications & Utilities Growth - Class B

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.82	$ 10.15	$ 8.49	$ 14.85	$ 20.72
Income from Investment Operations
Net investment income (loss) C 	 .17 D	 .01	 .07	 .01	 (.07)
Net realized and unrealized gain (loss) 	 2.95	 1.69	 1.65	 (6.37)	 (5.33)
Total from investment operations 	 3.12	 1.70	 1.72	 (6.36)	 (5.40)
Distributions from net investment income 	 (.11)	 (.03)	 (.06)	 -	 (.21)
Distributions from net realized gain 	 -	 -	 -	 -	 (.26)
Total distributions 	 (.11)	 (.03)	 (.06)	 -	 (.47)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 14.83	$ 11.82	$ 10.15	$ 8.49	$ 14.85
Total Return A, B 	 26.51%	 16.79%	 20.37%	 (42.83)%	 (26.66)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 2.14%	 2.25%	 2.32%	 2.20%	 2.01%
Expenses net of voluntary waivers, if any 	 2.14%	 2.25%	 2.25%	 2.20%	 2.01%
Expenses net of all reductions 	 2.11%	 2.20%	 2.13%	 2.11%	 1.96%
Net investment income (loss) 	 1.28% D	 .12%	 .79%	 .04%	 (.44)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 82,577	$ 84,742	$ 87,868	$ 91,517	$ 213,767
Portfolio turnover rate 	 44%	 38%	 81%	 116%	 220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .64%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

Advisor Telecommunications & Utilities Growth - Class C

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 11.84	$ 10.16	$ 8.50	$ 14.85	$ 20.71
Income from Investment Operations
Net investment income (loss) C 	 .18 D	 .02	 .07	 .02	 (.06)
Net realized and unrealized gain (loss) 	 2.94	 1.70	 1.65	 (6.37)	 (5.33)
Total from investment operations 	 3.12	 1.72	 1.72	 (6.35)	 (5.39)
Distributions from net investment income 	 (.12)	 (.04)	 (.06)	 -	 (.21)
Distributions from net realized gain 	 -	 -	 -	 -	 (.26)
Total distributions 	 (.12)	 (.04)	 (.06)	 -	 (.47)
Redemption fees added to paid in capital C 	 - F	 - F	 - F	 - F	 - F
Net asset value, end of period 	$ 14.84	$ 11.84	$ 10.16	$ 8.50	$ 14.85
Total Return A, B 	 26.48%	 16.98%	 20.35%	 (42.76)%	 (26.62)%
Ratios to Average Net Assets E
Expenses before expense reductions 	 2.07%	 2.17%	 2.23%	 2.11%	 1.96%
Expenses net of voluntary waivers, if any 	 2.07%	 2.17%	 2.23%	 2.11%	 1.96%
Expenses net of all reductions 	 2.04%	 2.12%	 2.12%	 2.02%	 1.91%
Net investment income (loss) 	 1.36% D	 .21%	 .80%	 .13%	 (.39)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 34,827	$ 35,038	$ 37,530	$ 41,496	$ 104,628
Portfolio turnover rate 	 44%	 38%	 81%	 116%	 220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .72%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.704309.108 AFOC-pro-0905

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity® Advisor Biotechnology Fund

Fidelity Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Developing Communications Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund

Prospectus

September 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Developing Communications Industry Concentration. The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components; equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus

Fund Summary - continued

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies


  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in each fund. The information illustrates the changes in each fund's performance from year to year and compares the performance of Institutional Class of each fund to the performance of a market index and an additional index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Advisor Biotechnology - Institutional Class
Calendar Years	2001	2002	2003	2004
	-24.62%	-40.05%	33.86%	12.23%



During the periods shown in the chart for Institutional Class of Advisor Biotechnology:	Returns	Quarter ended
Highest Quarter Return	 21.36%	June 30, 2001
Lowest Quarter Return	 -34.55%	March 31, 2001
Year-to-Date Return	 -5.97%	June 30, 2005
Advisor Consumer Industries - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	36.94%	29.16%	10.51%	-8.99%	-2.57%	-15.42%	24.98%	9.47%



During the periods shown in the chart for Institutional Class of Advisor Consumer Industries:	Returns	Quarter ended
Highest Quarter Return	 27.24%	December 31, 1998
Lowest Quarter Return	 -14.79%	September 30, 2002
Year-to-Date Return	 -0.37%	June 30, 2005
Advisor Cyclical Industries - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	19.23%	11.47%	13.15%	7.25%	3.76%	-18.70%	38.95%	23.70%



During the periods shown in the chart for Institutional Class of Advisor Cyclical Industries:	Returns	Quarter ended
Highest Quarter Return	 20.89%	December 31, 2001
Lowest Quarter Return	 -18.59%	September 30, 1998
Year-to-Date Return	 0.20%	June 30, 2005
Advisor Developing Communications - Institutional Class
Calendar Years	2001	2002	2003	2004
	-21.30%	-45.86%	68.93%	15.37%



During the periods shown in the chart for Institutional Class of Advisor Developing Communications:	Returns	Quarter ended
Highest Quarter Return	 31.66%	December 31, 2001
Lowest Quarter Return	 -34.54%	September 30, 2001
Year-to-Date Return	 -8.09%	June 30, 2005
Advisor Electronics - Institutional Class
Calendar Years	2001	2002	2003	2004
	-7.61%	-46.32%	68.71%	-11.88%



During the periods shown in the chart for Institutional Class of Advisor Electronics:	Returns	Quarter ended
Highest Quarter Return	 47.41%	December 31, 2001
Lowest Quarter Return	 -41.13%	September 30, 2002
Year-to-Date Return	 4.13%	June 30, 2005
Advisor Financial Services - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	40.32%	11.97%	2.38%	29.62%	-7.90%	-11.42%	31.03%	11.53%



During the periods shown in the chart for Institutional Class of Advisor Financial Services:	Returns	Quarter ended
Highest Quarter Return	 22.72%	September 30, 2000
Lowest Quarter Return	 -19.48%	September 30, 1998
Year-to-Date Return	 -2.41%	June 30, 2005
Advisor Health Care - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	31.17%	40.19%	2.07%	36.55%	-14.84%	-17.87%	16.08%	8.44%



During the periods shown in the chart for Institutional Class of Advisor Health Care:	Returns	Quarter ended
Highest Quarter Return	 21.50%	June 30, 1997
Lowest Quarter Return	 -18.10%	March 31, 2001
Year-to-Date Return	 6.65%	June 30, 2005
Advisor Natural Resources - Institutional Class
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004
	30.72%	-0.44%	-15.86%	35.07%	26.48%	-10.36%	-11.06%	30.41%	24.09%



During the periods shown in the chart for Institutional Class of Advisor Natural Resources:	Returns	Quarter ended
Highest Quarter Return	 19.46%	June 30, 1999
Lowest Quarter Return	 -17.31%	September 30, 2002
Year-to-Date Return	 18.06%	June 30, 2005
Advisor Technology - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	10.72%	67.70%	90.35%	-36.36%	-26.50%	-38.48%	59.19%	-0.23%



During the periods shown in the chart for Institutional Class of Advisor Technology:	Returns	Quarter ended
Highest Quarter Return	 49.42%	December 31, 1999
Lowest Quarter Return	 -38.81%	September 30, 2001
Year-to-Date Return	 -2.49%	June 30, 2005
Advisor Telecommunications & Utilities Growth - Institutional Class
Calendar Years	1997	1998	1999	2000	2001	2002	2003	2004
	30.25%	32.72%	44.14%	-27.32%	-15.28%	-29.48%	28.60%	23.11%



During the periods shown in the chart for Institutional Class of Advisor Telecommunications & Utilities Growth:	Returns	Quarter ended
Highest Quarter Return	 23.45%	June 30, 2003
Lowest Quarter Return	 -20.24%	June 30, 2002
Year-to-Date Return	 5.65%	June 30, 2005

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Biotechnology
Institutional Class - Return Before Taxes	 12.23%	--	 -9.50%A
 Return After Taxes on Distributions	 12.23%	--	 -9.50%A
 Return After Taxes on Distributions and Sale of Fund Shares	 7.95%	--	 -7.87%A
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs® Health Care Index (reflects no deduction for fees, expenses, or taxes)	 6.27%	--	 -2.14%A
Advisor Consumer Industries
Institutional Class - Return Before Taxes	 9.47%	 0.52%	 9.79%B
 Return After Taxes on Distributions	 8.89%	 0.31%	 8.60%B
 Return After Taxes on Distributions and Sale of Fund Shares	 6.79%	 0.39%	 7.87%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Consumer Industries Index (reflects no deduction for fees, expenses, or taxes)	 11.17%	 2.43%	 10.08%B
Advisor Cyclical Industries
Institutional Class - Return Before Taxes	 23.70%	 9.23%	 12.32%B
 Return After Taxes on Distributions	 22.56%	 8.76%	 11.29%B
 Return After Taxes on Distributions and Sale of Fund Shares	 16.22%	 7.78%	 10.28%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Cyclical Industries Index (reflects no deduction for fees, expenses, or taxes)	 19.61%	 5.68%	 8.55%B
Advisor Developing Communications
Institutional Class - Return Before Taxes	 15.37%	--	 -5.32%A
 Return After Taxes on Distributions	 15.37%	--	 -5.32%A
 Return After Taxes on Distributions and Sale of Fund Shares	 9.99%	--	 -4.46%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	--	 -10.19%A
Advisor Electronics
Institutional Class - Return Before Taxes	 -11.88%	--	 -7.64%A
 Return After Taxes on Distributions	 -11.88%	--	 -7.64%A
 Return After Taxes on Distributions and Sale of Fund Shares	 -7.72%	--	 -6.37%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	--	 -0.68%A
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	--	 -10.19%A
Advisor Financial Services
Institutional Class - Return Before Taxes	 11.53%	 9.10%	 13.70%B
 Return After Taxes on Distributions	 10.19%	 8.55%	 12.88%B
 Return After Taxes on Distributions and Sale of Fund Shares	 9.11%	 7.71%	 11.79%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Financial Services Index (reflects no deduction for fees, expenses, or taxes)	 14.33%	 10.34%	 14.89%B
Advisor Health Care
Institutional Class - Return Before Taxes	 8.44%	 3.75%	 11.56%B
 Return After Taxes on Distributions	 8.44%	 3.55%	 10.86%B
 Return After Taxes on Distributions and Sale of Fund Shares	 5.49%	 3.18%	 9.86%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Health Care Index (reflects no deduction for fees, expenses, or taxes)	 6.27%	 5.36%	 12.55%B
Advisor Natural Resources
Institutional Class - Return Before Taxes	 24.09%	 10.29%	 10.95%
 Return After Taxes on Distributions	 23.79%	 9.67%	 9.49%
 Return After Taxes on Distributions and Sale of Fund Shares	 16.04%	 8.66%	 8.80%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%
Goldman Sachs Natural Resources Index (reflects no deduction for fees, expenses, or taxes)	 24.59%	 7.33%	--
Advisor Technology
Institutional Class - Return Before Taxes	 -0.23%	 -14.50%	 8.78%B
 Return After Taxes on Distributions	 -0.34%	 -14.75%	 7.71%B
 Return After Taxes on Distributions and Sale of Fund Shares	 -0.02%	 -11.67%	 7.18%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Technology Index (reflects no deduction for fees, expenses, or taxes)	 2.92%	 -15.90%	 8.72%B
Advisor Telecommunications & Utilities Growth
Institutional Class - Return Before Taxes	 23.11%	 -7.22%	 8.50%B
 Return After Taxes on Distributions	 22.76%	 -7.69%	 6.99%B
 Return After Taxes on Distributions and Sale of Fund Shares	 15.44%	 -6.21%	 6.54%B
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 9.35%B
Goldman Sachs Utilities Index (reflects no deduction for fees, expenses, or taxes)	 21.91%	 -7.43%	 6.00%B

A From December 27, 2000.

B From September 3, 1996.


If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500SM  Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Goldman Sachs® Consumer Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of stocks designed to measure the performance of companies in the utilities sector.

Prospectus

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of a fund. The annual class operating expenses provided below for Institutional Class of Advisor Biotechnology, Advisor Consumer Industries, Advisor Developing Communications, and Advisor Electronics are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for Institutional Class of Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth do not reflect the effect of any reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)A	1.00%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

Annual operating expenses (paid from class assets)

Institutional Class
Advisor Biotechnology	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.53%
	Total annual class operating expensesA	1.10%
Advisor Consumer Industries	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.68%
	Total annual class operating expensesA	1.25%
Advisor Cyclical Industries	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.49%
	Total annual class operating expensesA	1.06%
Advisor Developing Communications	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	1.19%
	Total annual class operating expensesA	1.76%
Advisor Electronics	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.57%
	Total annual class operating expensesA	1.14%
Advisor Financial Services	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.29%
	Total annual class operating expensesA	0.86%
Advisor Health Care	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.31%
	Total annual class operating expensesA	0.88%
Advisor Natural Resources	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.32%
	Total annual class operating expensesA	0.89%
Advisor Technology	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.35%
	Total annual class operating expensesA	0.92%
Advisor Telecommunications & Utilities Growth	Management fee 	0.57%
	Distribution and/or Service (12b-1) fees	None
	Other expenses 	0.42%
	Total annual class operating expensesA	0.99%

A FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Institutional Class	Effective Date
Advisor Biotechnology	1.15%	2/1/05
Advisor Consumer Industries	1.15%	2/1/05
Advisor Cyclical Industries	1.15%	2/1/05
Advisor Developing Communications	1.15%	2/1/05
Advisor Electronics	1.15%	2/1/05
Advisor Financial Services	1.15%	2/1/05
Advisor Health Care	1.15%	2/1/05
Advisor Natural Resources	1.15%	2/1/05
Advisor Technology	1.15%	2/1/05
Advisor Telecommunications & Utilities Growth	1.15%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
Advisor Biotechnology	1 year	$ 112
	3 years	$ 350
	5 years	$ 606
	10 years	$ 1,340
Advisor Consumer Industries	1 year	$ 127
	3 years	$ 397
	5 years	$ 686
	10 years	$ 1,511
Advisor Cyclical Industries	1 year	$ 108
	3 years	$ 337
	5 years	$ 585
	10 years	$ 1,294
Advisor Developing Communications	1 year	$ 179
	3 years	$ 554
	5 years	$ 954
	10 years	$ 2,073
Advisor Electronics	1 year	$ 116
	3 years	$ 362
	5 years	$ 628
	10 years	$ 1,386
Advisor Financial Services	1 year	$ 88
	3 years	$ 274
	5 years	$ 477
	10 years	$ 1,061
Advisor Health Care	1 year	$ 90
	3 years	$ 281
	5 years	$ 488
	10 years	$ 1,084
Advisor Natural Resources	1 year	$ 91
	3 years	$ 284
	5 years	$ 493
	10 years	$ 1,096
Advisor Technology	1 year	$ 94
	3 years	$ 293
	5 years	$ 509
	10 years	$ 1,131
Advisor Telecommunications & Utilities Growth	1 year	$ 101
	3 years	$ 315
	5 years	$ 547
	10 years	$ 1,213

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses are shown in the table below.

Total Operating Expenses
Advisor Biotechnology - Institutional Class	1.08%
Advisor Consumer Industries - Institutional Class	1.12%A
Advisor Cyclical Industries - Institutional Class	1.01%
Advisor Developing Communications - Institutional Class	0.98%A
Advisor Electronics - Institutional Class	1.07%A
Advisor Financial Services - Institutional Class	0.84%
Advisor Health Care - Institutional Class	0.85%
Advisor Natural Resources - Institutional Class	0.84%
Advisor Technology - Institutional Class	0.81%
Advisor Telecommunications & Utilities Growth - Institutional Class	0.96%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Biotechnology Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved in the research, development, or production of pharmaceuticals, including veterinary drugs.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports); and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals, tax preparation help, and internet products and services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental, industrial equipment and materials, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Developing Communications Fund seeks capital appreciation.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from new technologies or new applications of existing technologies. These companies may include, for example, companies involved in cellular communications, software development, video conferencing, data processing, personal communications networks, special mobile radio, fiber optic transmission, microwave, satellite, local and wide area networking, and other transmission electronics. FMR places less emphasis on traditional communications companies such as traditional telephone utilities and large long distance carriers.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Electronics Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies (e.g., computer-aided design and computer-aided manufacturing, computer-aided engineering, and robotics), and lasers and electro-optics.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

Prospectus

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, hardware, software, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production, and revenue patterns can be erratic.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Prospectus

The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, changes in taxation, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Biotechnology Fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Developing Communications Fund invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Prospectus

Fund Basics - continued

Each of Advisor Biotechnology Fund, Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Technology Fund and Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent a fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. A fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While each fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

A fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, a fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to that fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the funds' policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. A fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the funds' policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from a fund. A fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. Each fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus. In addition to these policies, each fund imposes a redemption fee (short-term trading fee) on redemptions from each fund which is discussed in "Selling Shares."

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Shareholder Information - continued

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to a fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under [the/a] fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the funds' satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity funds' Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity funds' Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to a fund. Short-term trading by these investors is likely to go undetected by a fund and may increase costs and disrupt portfolio management. The funds will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency.

The funds do not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the funds' policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

Prospectus

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

BAn account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, each fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV, minus the short-term trading fee, if applicable.

Each fund will deduct a 1.00% short-term trading fee from the redemption amount if you sell your shares or your shares are redeemed for failure to maintain the account minimum after holding them less than 60 days. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The trading fee does not apply to i) reinvested dividends, ii) rollovers, transfers, and changes of account registration within a fund as long as the monies never leave the fund, iii) transfers between classes of a multiple class fund so long as the monies never leave the fund, or iv) redemptions in kind. Fidelity may assess trading fees in any of the preceding transactions if the transaction is intended to circumvent a fund's redemption fee policy. Trading fees apply to shares redeemed due to failure to maintain the account minimum, even if the balance falls below the minimum due to market action.

The trading fee applies to all accounts, including retirement accounts and wrap program accounts, except i) investment advisers that manage accounts that invest in the funds, including Strategic Advisers, an affiliate of FMR, may pay trading fees on behalf of their investors, and ii) strategy funds, which are unitized group accounts consisting of qualified plan assets, will be treated as a single entity under the trading fee policy. In addition, intermediaries that hold shares on behalf of investors are required by each fund to track trading fees based upon the age of the shares of each individual investor, and to remit the trading fees to each fund. A fund will refuse purchase orders from any identified intermediary who does not agree to track and remit trading fees based on the transactions of underlying investors.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

To sell shares issued with certificates, call Fidelity for instructions. Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth no longer issue share certificates.

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:


  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Other Features. The following other features are also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Prospectus

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of a fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

Shareholder Information - continued

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for each fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States for each fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo, Japan 105-6019, serves as a sub-adviser for each fund. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for each fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for each fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.


Harlan Carere is manager of Advisor Biotechnology Fund and Advisor Health Care Fund, which he has managed since October 2004 and March 2005, respectively. Mr. Carere joined Fidelity Investments as an analyst in 2000, after receiving an MBA from Harvard Business School. Previously, he was an equity analyst for Berman Capital.

John Roth is manager of Advisor Consumer Industries Fund, which he has managed since June 2004. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Matthew Friedman is manager of Advisor Cyclical Industries Fund and Advisor Natural Resources Fund, which he has managed since May 2004 and June 2004, respectively. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

Yun-Min Chai is manager of Advisor Developing Communications Fund and Advisor Technology Fund, which he has managed since May 2003 and January 2005, respectively. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Mr. Morrow also manages other Fidelity funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and manager.




Charles Hebard is manager of Advisor Financial Services Fund, which he has managed since May 2005. Mr. Hebard joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, he was an assistant vice president for Citicorp Securities Inc. in the Global Media and Communications division, from 1996 to 1997.

Brian Younger is manager of Advisor Telecommunications and Utilities Growth Fund, which he has managed since May 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Harlan Carere, John Roth, Matthew Friedman, Yun-Min Chai, James Morrow, Charles Hebard, and Brian Younger.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended July 31, 2005.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2005, the group fee rate was 0.27% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2005, for each fund is shown in the following table.

Total Management Fee
Advisor Biotechnology	 0.57%
Advisor Consumer Industries	 0.57%
Advisor Cyclical Industries	 0.57%
Advisor Developing Communications	 0.57%
Advisor Electronics	 0.57%
Advisor Financial Services	 0.57%
Advisor Health Care	 0.57%
Advisor Natural Resources	 0.57%
Advisor Technology	 0.57%
Advisor Telecommunications & Utilities Growth	 0.57%

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR pays FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

In addition, the plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund over another or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services that the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

Advisor Biotechnology - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.06	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 (.06)E	 (.06)	 (.04)	 (.06)	 (.03)
Net realized and unrealized gain (loss) 	 .89	 .15	 1.61	 (2.64)	 (2.89)
Total from investment operations 	 .83	 .09	 1.57	 (2.70)	 (2.92)
Redemption fees added to paid in capitalD 	 -H	 -H	 -H	 .01	 .01
Net asset value, end of period 	$ 6.89	$ 6.06	$ 5.97	$ 4.40	$ 7.09
Total ReturnB,C 	 13.70%	 1.51%	 35.68%	 (37.94)%	 (29.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions 	 1.10%	 1.16%	 1.37%	 1.41%	 2.58%A
Expenses net of voluntary waivers, if any 	 1.10%	 1.16%	 1.25%	 1.25%	 1.25%A
Expenses net of all reductions 	 1.09%	 1.14%	 1.22%	 1.22%	 1.24%A
Net investment income (loss) 	 (1.02)%E	 (1.04)%	 (.86)%	 (.94)%	 (.69)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,243	$ 1,146	$ 1,153	$ 857	$ 911
Portfolio turnover rate 	 30%	 50%	 71%	 113%	 64%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.0004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (1.02)%.

F For the period December 27, 2000 (commencement of operations) to July 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Consumer Industries - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.81	$ 13.95	$ 12.91	$ 15.38	$ 15.18
Income from Investment Operations
Net investment income (loss) B 	 (.03)	 (.04)	 (.01)	 (.02)	 .05
Net realized and unrealized gain (loss) 	 2.76	 .90	 1.05	 (2.10)	 .15
Total from investment operations 	 2.73	 .86	 1.04	 (2.12)	 .20
Distributions from net realized gain 	 (.53)	 -	 -	 (.35)	 -
Redemption fees added to paid in capital B 	 - D	 - D	 - D	 - D	 - D
Net asset value, end of period 	$ 17.01	$ 14.81	$ 13.95	$ 12.91	$ 15.38
Total Return A 	 19.08%	 6.16%	 8.06%	 (14.00)%	 1.32%
Ratios to Average Net Assets C
Expenses before expense reductions 	 1.26%	 1.34%	 1.49%	 1.39%	 1.57%
Expenses net of voluntary waivers, if any 	 1.20%	 1.25%	 1.25%	 1.25%	 1.25%
Expenses net of all reductions 	 1.17%	 1.20%	 1.19%	 1.22%	 1.24%
Net investment income (loss) 	 (.21)%	 (.25)%	 (.05)%	 (.11)%	 .33%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,371	$ 907	$ 766	$ 1,215	$ 1,249
Portfolio turnover rate 	 66%	 152%	 88%	 136%	 77%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per share.

Advisor Cyclical Industries - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 18.48	$ 14.41	$ 12.96	$ 15.37	$ 13.70
Income from Investment Operations
Net investment income (loss) B 	 .07	 .02	 .09	 -D	 .08
Net realized and unrealized gain (loss) 	 4.46	 4.04	 1.39	 (2.41)	 2.05
Total from investment operations 	 4.53	 4.06	 1.48	 (2.41)	 2.13
Distributions from net investment income 	 -	 -	 (.03)	 -	 (.07)
Distributions from net realized gain 	 (.95)	 -	 -	 -	 (.40)
Total distributions 	 (.95)	 -	 (.03)	 -	 (.47)
Redemption fees added to paid in capital B 	 - D	 .01	 -D	 -D	 .01
Net asset value, end of period 	$ 22.06	$ 18.48	$ 14.41	$ 12.96	$ 15.37
Total Return A 	 25.41%	 28.24%	 11.46%	 (15.68)%	 15.95%
Ratios to Average Net Assets C
Expenses before expense reductions 	 1.06%	 1.38%	 1.55%	 1.45%	 2.27%
Expenses net of voluntary waivers, if any 	 1.06%	 1.25%	 1.25%	 1.25%	 1.25%
Expenses net of all reductions 	 1.01%	 1.22%	 1.18%	 1.24%	 1.24%
Net investment income (loss) 	 .37%	 .13%	 .74%	 - %	 .53%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,379	$ 1,490	$ 1,156	$ 2,104	$ 1,751
Portfolio turnover rate 	 116%	 106%	 149%	 45%	 78%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per share.

Prospectus

Advisor Developing Communications - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.60	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 (.05)	 (.07)	 (.03)	 (.04)	 (.03)
Net realized and unrealized gain (loss) 	 1.24	 1.02	 1.66	 (4.41)	 (1.56)
Total from investment operations 	 1.19	 .95	 1.63	 (4.45)	 (1.59)
Redemption fees added to paid in capital 	 - G	 .04	 -G	 .01	 .01
Net asset value, end of period 	$ 7.79	$ 6.60	$ 5.61	$ 3.98	$ 8.42
Total Return B, C 	 18.03%	 17.65%	 40.95%	 (52.73)%	 (15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions 	 1.85%	 1.55%	 5.34%	 4.24%	 5.95%A
Expenses net of voluntary waivers, if any 	 1.18%	 1.25%	 1.25%	 1.25%	 1.25%A
Expenses net of all reductions 	 1.01%	 1.11%	 1.11%	 1.14%	 1.20%A
Net investment income (loss) 	 (.65)%	 (.93)%	 (.57)%	 (.60)%	 (.49)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 319	$ 607	$ 154	$ 100	$ 283
Portfolio turnover rate 	 250%	 306%	 167%	 305%	 644%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Advisor Electronics - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period 	$ 6.65	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D 	 (.05)	 (.06)	 (.04)	 (.08)	 (.03)
Net realized and unrealized gain (loss) 	 1.55	 .07	 1.07	 (3.97)	 (.34)
Total from investment operations 	 1.50	 .01	 1.03	 (4.05)	 (.37)
Redemption fees added to paid in capitalD 	 -G	 -G	 .01	 .01	 .01
Net asset value, end of period 	$ 8.15	$ 6.65	$ 6.64	$ 5.60	$ 9.64
Total ReturnB, C 	 22.56%	 .15%	 18.57%	 (41.91)%	 (3.60)%
Ratios to Average Net AssetsF
Expenses before expense reductions 	 1.16%	 1.12%	 1.46%	 1.31%	 2.16%A
Expenses net of voluntary waivers, if any 	 1.16%	 1.12%	 1.25%	 1.25%	 1.25%A
Expenses net of all reductions 	 1.08%	 1.09%	 1.21%	 1.24%	 1.24%A
Net investment income (loss) 	 (.67)%	 (.76)%	 (.84)%	 (.89)%	 (.52)%A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 899	$ 687	$ 625	$ 1,184	$ 622
Portfolio turnover rate 	 128%	 84%	 66%	 58%	 98%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 27, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Financial Services - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 22.37	$ 20.17	$ 17.95	$ 20.59	$ 18.39
Income from Investment Operations
Net investment income (loss) B 	 .29	 .23	 .24	 .19	 .22
Net realized and unrealized gain (loss) 	 2.50	 2.21	 2.09	 (2.62)	 2.22
Total from investment operations 	 2.79	 2.44	 2.33	 (2.43)	 2.44
Distributions from net investment income 	 (.11)	 (.24)	 (.11)	 (.21)	 (.24)
Distributions from net realized gain 	 (1.76)	 -	 -	 -	 -
Total distributions 	 (1.87)	 (.24)	 (.11)	 (.21)	 (.24)
Redemption fees added to paid in capital B 	 - D	 -D	 -D	 -D	 -D
Net asset value, end of period 	$ 23.29	$ 22.37	$ 20.17	$ 17.95	$ 20.59
Total Return A 	 13.06%	 12.18%	 13.07%	 (11.84)%	 13.29%
Ratios to Average Net Assets C
Expenses before expense reductions 	 .86%	 .88%	 .88%	 .89%	 .87%
Expenses net of voluntary waivers, if any 	 .86%	 .88%	 .88%	 .89%	 .87%
Expenses net of all reductions 	 .84%	 .85%	 .84%	 .85%	 .84%
Net investment income (loss) 	 1.28%	 1.03%	 1.32%	 .98%	 1.10%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 12,629	$ 13,008	$ 14,539	$ 15,283	$ 17,966
Portfolio turnover rate 	 61%	 74%	 60%	 125%	 110%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per share.

Advisor Health Care - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 19.28	$ 18.58	$ 16.70	$ 20.58	$ 22.13
Income from Investment Operations
Net investment income (loss) B 	 .04	 .03	 .06	 .02	 .07
Net realized and unrealized gain (loss) 	 4.16	 .67	 1.82	 (3.90)	 (.50)
Total from investment operations 	 4.20	 .70	 1.88	 (3.88)	 (.43)
Distributions from net realized gain 	 -	 -	 -	 -	 (1.12)
Total distributions 	 -	 -	 -	 -	 (1.12)
Redemption fees added to paid in capital B 	 - D	 - D	 - D	 - D	 - D
Net asset value, end of period 	$ 23.48	$ 19.28	$ 18.58	$ 16.70	$ 20.58
Total ReturnA 	 21.78%	 3.77%	 11.26%	 (18.85)%	 (2.21)%
Ratios to Average Net Assets C
Expenses before expense reductions 	 .88%	 .91%	 .96%	 .95%	 .91%
Expenses net of voluntary waivers, if any 	 .88%	 .91%	 .96%	 .95%	 .91%
Expenses net of all reductions 	 .85%	 .88%	 .88%	 .90%	 .89%
Net investment income (loss) 	 .18%	 .14%	 .37%	 .11%	 .33%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 19,698	$ 20,358	$ 23,364	$ 35,923	$ 45,200
Portfolio turnover rate 	 71%	 60%	 120%	 167%	 71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per share.

Prospectus

Advisor Natural Resources - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 29.64	$ 22.03	$ 20.67	$ 26.82	$ 24.43
Income from Investment Operations
Net investment income (loss) B 	 .19	 .18	 .22	 .23	 .28
Net realized and unrealized gain (loss) 	 12.44	 7.62	 1.32	 (4.43)	 2.37
Total from investment operations 	 12.63	 7.80	 1.54	 (4.20)	 2.65
Distributions from net investment income 	 (.11)	 (.19)	 (.18)	 (.25)	 (.27)
Distributions from net realized gain 	 (.41)	 -	 -	 (1.70)	 -
Total distributions 	 (.52)	 (.19)	 (.18)	 (1.95)	 (.27)
Redemption fees added to paid in capital B 	 .01	 -D	 -D	 -D	 .01
Net asset value, end of period 	$ 41.76	$ 29.64	$ 22.03	$ 20.67	$ 26.82
Total Return A 	 43.21%	 35.60%	 7.51%	 (16.64)%	 10.90%
Ratios to Average Net Assets C
Expenses before expense reductions 	 .89%	 .90%	 .95%	 .93%	 .88%
Expenses net of voluntary waivers, if any 	 .89%	 .90%	 .95%	 .93%	 .88%
Expenses net of all reductions 	 .84%	 .89%	 .91%	 .89%	 .84%
Net investment income (loss) 	 .54%	 .68%	 1.04%	 .99%	 1.04%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 9,433	$ 4,206	$ 2,652	$ 4,938	$ 6,960
Portfolio turnover rate 	 125%	 40%	 41%	 85%	 130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.01 per share.

Advisor Technology - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 14.32	$ 13.61	$ 10.15	$ 17.90	$ 36.43
Income from Investment Operations
Net investment income (loss) B 	 .09 C	 (.09)	 (.05)	 (.08)	 (.08)
Net realized and unrealized gain (loss) 	 2.30	 .80	 3.51	 (7.67)	 (16.78)
Total from investment operations 	 2.39	 .71	 3.46	 (7.75)	 (16.86)
Distributions from net investment income 	 (.11)	 -	 -	 -	 -
Distributions from net realized gain 	 -	 -	 -	 -	 (1.67)
Total distributions 	 (.11)	 -	 -	 -	 (1.67)
Redemption fees added to paid in capital B 	 - E	 - E	 - E	 - E	 - E
Net asset value, end of period 	$ 16.60	$ 14.32	$ 13.61	$ 10.15	$ 17.90
Total Return A 	 16.73%	 5.22%	 34.09%	 (43.30)%	 (48.67)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 .92%	 .93%	 .99%	 1.00%	 .86%
Expenses net of voluntary waivers, if any 	 .92%	 .93%	 .99%	 1.00%	 .86%
Expenses net of all reductions 	 .81%	 .84%	 .79%	 .92%	 .84%
Net investment income (loss) 	 .57% C	 (.59)%	 (.43)%	 (.56)%	 (.31)%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 11,640	$ 10,984	$ 11,511	$ 10,495	$ 24,084
Portfolio turnover rate 	 180%	 105%	 140%	 164%	 181%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Appendix - continued

Advisor Telecommunications & Utilities - Institutional Class

Years ended July 31,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period 	$ 12.20	$ 10.47	$ 8.86	$ 15.31	$ 21.19
Income from Investment Operations
Net investment income (loss) B 	 .33 C	 .15	 .18	 .16	 .12
Net realized and unrealized gain (loss) 	 3.03	 1.73	 1.71	 (6.61)	 (5.44)
Total from investment operations 	 3.36	 1.88	 1.89	 (6.45)	 (5.32)
Distributions from net investment income 	 (.25)	 (.15)	 (.28)	 -	 (.30)
Distributions from net realized gain 	 -	 -	 -	 -	 (.26)
Total distributions 	 (.25)	 (.15)	 (.28)	 -	 (.56)
Redemption fees added to paid in capital B 	 - E	 - E	 - E	 - E	 - E
Net asset value, end of period 	$ 15.31	$ 12.20	$ 10.47	$ 8.86	$ 15.31
Total Return A 	 27.88%	 18.14%	 21.94%	 (42.13)%	 (25.78)%
Ratios to Average Net Assets D
Expenses before expense reductions 	 .99%	 1.09%	 1.06%	 .96%	 .85%
Expenses net of voluntary waivers, if any 	 .99%	 1.09%	 1.06%	 .96%	 .85%
Expenses net of all reductions 	 .96%	 1.04%	 .94%	 .87%	 .80%
Net investment income (loss) 	 2.44% C	 1.29%	 1.98%	 1.28%	 .72%
Supplemental Data
Net assets, end of period (000 omitted) 	$ 1,766	$ 2,254	$ 2,891	$ 2,939	$ 8,945
Portfolio turnover rate 	 44%	 38%	 81%	 116%	 220%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.80%.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.01 per share.

Prospectus

Notes

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information. Each fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.705177.108 AFOCI-pro-0905

FIDELITY ADVISOR FOCUS FUNDS®

FIDELITY® ADVISOR BIOTECHNOLOGY FUND, FIDELITY ADVISOR CONSUMER INDUSTRIES FUND,
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND,
FIDELITY ADVISOR DEVELOPING COMMUNICATIONS FUND, FIDELITY ADVISOR ELECTRONICS FUND,
FIDELITY ADVISOR FINANCIAL SERVICES FUND, FIDELITY ADVISOR HEALTH CARE FUND,
FIDELITY ADVISOR NATURAL RESOURCES FUND, FIDELITY ADVISOR TECHNOLOGY FUND, AND
FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND

Funds of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated September 29, 2005, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

AFOC/AFOCI-ptb-0905
1.473507.108

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Advisor Financial Services Fund:

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For Advisor Biotechnology Fund, Advisor Developing Communications Fund, and Advisor Electronics Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

For purposes of each of Advisor Biotechnology's, Advisor Developing Communications's, and Advisor Electronic's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of each of Advisor Biotechnology's, Advisor Developing Communications's, and Advisor Electronic's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Consumer Industries Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Cyclical Industries Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Financial Services Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity. An issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

For Advisor Health Care Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Natural Resources Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the natural resources sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Technology Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

For Advisor Telecommunications & Utilities Growth Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a CIP, FMR treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR considers an issuer to be principally engaged in a business activity if: (i) at least 50% of an issuer's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than Advisor Natural Resources Fund):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Advisor Natural Resources Fund:

The fund is authorized to invest up to 50% of its assets in physical commodities.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For each fund (other than Advisor Biotechnology Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, and Advisor Natural Resources Fund):

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Advisor Natural Resources Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund (other than Advisor Financial Services Fund):

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund:

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For each fund (other than Advisor Biotechnology Fund, Advisor Developing Communications Fund, Advisor Electronics Fund, and Advisor Natural Resources Fund):

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Advisor Natural Resources Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental limitations discussed above:

For a fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Advisor Financial Services Fund. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of each fund's policy of investing at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, FMR considers a company to be principally engaged in a designated business activity if: (i) at least 50% of a company's assets, income, sales, or profits are committed to, or derived from, the business activity, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity. For Advisor Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The funds' proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures, and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500SM  Index (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Limitations on Futures, and Options Transactions. The trust, on behalf of each fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each fund's operation. Accordingly, each fund is not subject to registration or regulation as a CPO.

Each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds' investments in futures contracts, and options, and the funds' policies regarding futures contracts, and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Advisor Natural Resources may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed securities only when FMR is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, S&P®, Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Temporary Defensive Policies. Each fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

Each fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the funds. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for a fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including NFS, provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended July 31, 2005 and 2004, the portfolio turnover rates for each fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Turnover Rates	2005	2004
Advisor Biotechnology	 30%	 50%
Advisor Consumer Industries	 66%	 152%
Advisor Cyclical Industries	 116%	 106%
Advisor Developing Communications	 250%	 306%
Advisor Electronics	 128%	 84%
Advisor Financial Services	 61%	 74%
Advisor Health Care	 71%	 60%
Advisor Natural Resources	 125%	 40%
Advisor Technology	 180%	 105%
Advisor Telecommunications & Utilities Growth	 44%	 38%

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

The following table shows the total amount of brokerage commissions paid by each fund for the fiscal years ended July 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Advisor Biotechnology	July 31
2005		$ 41,756	 0.08%
2004		$ 90,362	 0.18%
2003		$ 44,158	 0.13%
Advisor Consumer Industries	July 31
2005		$ 75,113	 0.13%
2004		$ 203,781	 0.39%
2003		$ 108,837	 0.26%
Advisor Cyclical Industries	July 31
2005		$ 308,023	 0.31%
2004		$ 105,395	 0.28%
2003		$ 77,401	 0.33%
Advisor Developing Communications	July 31
2005		$ 175,344	 1.38%
2004		$ 224,125	 1.64%
2003		$ 46,705	 1.22%
Advisor Electronics	July 31
2005		$ 246,020	 0.57%
2004		$ 202,233	 0.35%
2003		$ 106,026	 0.31%
Advisor Financial Services	July 31
2005		$ 652,148	 0.14%
2004		$ 965,808	 0.18%
2003		$ 831,077	 0.17%
Advisor Health Care	July 31
2005		$ 1,247,216	 0.16%
2004		$ 1,157,791	 0.14%
2003		$ 2,222,115	 0.26%
Advisor Natural Resources	July 31
2005		$ 1,329,818	 0.31%
2004		$ 243,197	 0.08%
2003		$ 333,249	 0.13%
Advisor Technology	July 31
2005		$ 7,899,424	 0.86%
2004		$ 6,619,040	 0.57%
2003		$ 7,965,038	 0.92%
Advisor Telecommunications & Utilities Growth	July 31
2005		$ 328,751	 0.16%
2004		$ 512,377	 0.25%
2003		$ 833,185	 0.41%

The first table below shows the total amount of brokerage commissions paid by each fund to NFS, for the past three fiscal years. The second table shows the approximate amount of aggregate brokerage commissions paid by a fund to NFS as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through NFS, in each case for the fiscal year ended 2005. NFS is paid on a commission basis.

Fund	Fiscal Year Ended	Total Amount Paid To NFSA
Advisor Biotechnology	July 31
2005		$ 2,231
2004		$ 765
2003		$ 1,135
Advisor Consumer Industries	July 31
2005		$ 2,405
2004		$ 6,947
2003		$ 2,623
Advisor Cyclical Industries	July 31
2005		$ 13,770
2004		$ 6,684
2003		$ 5,956
Advisor Developing Communications	July 31
2005		$ 3,162
2004		$ 7,448
2003		$ 2,406
Advisor Electronics	July 31
2005		$ 9,910
2004		$ 3,336
2003		$ 6,872
Advisor Financial Services	July 31
2005		$ 32,677
2004		$ 19,477
2003		$ 46,712
Advisor Health Care	July 31
2005		$ 9,896
2004		$ 13,807
2003		$ 43,377
Advisor Natural Resources	July 31
2005		$ 26,202
2004		$ 1,710
2003		$ 7,607
Advisor Technology	July 31
2005		$ 165,174
2004		$ 432,300
2003		$ 245,935
Advisor Telecommunications & Utilities Growth	July 31
2005		$ 1,832
2004		$ 5,697
2003		$ 20,173

A The total amount of brokerage commissions paid by Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Financial Services, and Advisor Technology to NFS during the fiscal year ended 2003 includes commissions paid on trades transacted with Archipelago, which were previously reported separately as commissions paid to Archipelago. As restated, the brokerage commission figures more accurately reflect that Archipelago was not directly compensated by the funds. All fund trades transacted with Archipelago were executed through NFS, and therefore, NFS received any commissions paid by the funds on these trades.

Fund	Fiscal Year Ended 2005	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS
Advisor Biotechnology(dagger)(dagger)	July 31	 5.35%	 4.33%
Advisor Consumer Industries(dagger)	July 31	 3.20%	 11.65%
Advisor Cyclical Industries(dagger)	July 31	 4.48%	 10.86%
Advisor Developing Communications(dagger)	July 31	 1.80%	 4.96%
Advisor Electronics(dagger)	July 31	 4.03%	 9.83%
Advisor Financial Services(dagger)	July 31	 5.01%	 15.70%
Advisor Health Care(dagger)	July 31	 0.79%	 2.38%
Advisor Natural Resources(dagger)	July 31	 1.97%	 4.75%
Advisor Technology(dagger)	July 31	 2.09%	 8.29%
Advisor Telecommunications & Utilities Growth(dagger)	July 31	 0.56%	 2.45%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

(dagger)(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of NFS's use of a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2005.

Fund	Fiscal Year Ended 2005	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
Advisor Biotechnology	July 31	$ 33,122	$ 20,749,716
Advisor Consumer Industries	July 31	$ 68,057	$ 45,334,368
Advisor Cyclical Industries	July 31	$ 242,599	$ 155,395,758
Advisor Developing Communications	July 31	$ 146,774	$ 41,423,996
Advisor Electronics	July 31	$ 205,476	$ 64,989,637
Advisor Financial Services	July 31	$ 568,130	$ 385,190,656
Advisor Health Care	July 31	$ 1,177,911	$ 933,040,068
Advisor Natural Resources	July 31	$ 1,071,849	$ 782,031,608
Advisor Technology	July 31	$ 7,367,778	$ 2,568,537,326
Advisor Telecommunications & Utilities Growth	July 31	$ 320,050	$ 174,694,683

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the compensation paid by the funds on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

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All Classes

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). A portion of each fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

As of July 31, 2005, Advisor Biotechnology had an aggregate capital loss carryforward of approximately $8,849,791. This loss carryforward, all of which will expire on July 31, 2011, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2005, Advisor Developing Communications had an aggregate capital loss carryforward of approximately $1,987,794. This loss carryforward, of which $479,787 and $1,508,007 will expire on July 31, 2011 and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2005, Advisor Electronics had an aggregate capital loss carryforward of approximately $14,245,984. This loss carryforward, of which $5,872,965, $5,827,947, $2,265,871, and $279,201 will expire on July 31, 2010, 2011, 2012, and 2013, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2005, Advisor Health Care had an aggregate capital loss carryforward of approximately $25,340,648. This loss carryforward, of which $11,940,350 and $13,400,298 will expire on July 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

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As of July 31, 2005, Advisor Technology had an aggregate capital loss carryforward of approximately $1,678,030,880. This loss carryforward, of which $1,178,224,097 and $499,806,783 will expire on July 31, 2010 and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

As of July 31, 2005, Advisor Telecommunications & Utilities Growth had an aggregate capital loss carryforward of approximately $315,578,610. This loss carryforward, of which $20,422,782, $140,743,296, and $154,412,532 will expire on July 31, 2009, 2010, and 2011, respectively, is available to offset future capital gains. Under provisions of the Internal Revenue Code and related regulations, a fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980

 Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Biotechnology (2005-present), Advisor Consumer Industries (2005-present), Advisor Cyclical Industries (2005-present), Advisor Developing Communications (2005-present), Advisor Electronics (2005-present), Advisor Financial Services (2005-present), Advisor Health Care (2005-present), Advisor Natural Resources (2005-present), Advisor Technology (2005-present), and Advisor Telecommunications & Utilities Growth (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Eric D. Roiter (56)

Year of Election or Appointment: 1998 or 2000

Secretary of Advisor Biotechnology (2000), Advisor Consumer Industries (1998), Advisor Cyclical Industries (1998), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1998), Advisor Health Care (1998), Advisor Natural Resources (1998), Advisor Technology (1998), and Advisor Telecommunications & Utilities Growth (1998). He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (35)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (58)

Year of Election or Appointment: 1987, 1996, or 2000

Assistant Treasurer of Advisor Biotechnology (2000), Advisor Consumer Industries (1996), Advisor Cyclical Industries (1996), Advisor Developing Communications (2000), Advisor Electronics (2000), Advisor Financial Services (1996), Advisor Health Care (1996), Advisor Natural Resources (1987), Advisor Technology (1996), and Advisor Telecommunications & Utilities Growth (1996). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (46)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 11 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Mann currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2005, the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Mann currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended July 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Mr. Lautenbach (Chair), Ms. Small, and Mr. Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Ms. Knowles (Chair), Mr. Dirks, and Dr. Gates), and the Select and Asset Allocation Committee (composed of Mr. McCoy (Chair), Dr. Heilmeier, and Mr. Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income and International Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Special Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended July 31, 2005, the Equity Committee held 11 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held nine meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Mr. Lautenbach (Chair), Ms. Small, and Mr. Stavropoulos), the Fixed-Income and International Committee (composed of Ms. Knowles (Chair), Mr. Dirks, and Dr. Gates), and the Select and Special Committee (composed of Mr. McCoy (Chair), Dr. Heilmeier, and Mr. Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income and International Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Special Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. During the fiscal year ended July 31, 2005, the Equity Committee held 11 meetings, the Fixed-Income and International Committee held 11 meetings, and the Select and Special Committee held nine meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Mr. Lautenbach (Chair), Ms. Knowles and Mr. McCoy) and the Fixed-Income Contract Committee (composed of Ms. Knowles (Chair), Mr. Dirks, and Dr. Gates). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended July 31, 2005, the Equity Contract Committee held three meetings and the Fixed-Income Contract Committee held two meetings.

The Shareholder Services, Brokerage and Distribution Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended July 31, 2005, the Shareholder Services, Brokerage and Distribution Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Drs. Gates and Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of each Fidelity fund's compliance with its name test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the Fidelity funds, and anti-money laundering requirements. During the fiscal year ended July 31, 2005, the committee held 21 meetings.

The Governance and Nominating Committee is composed of Mr. Mann (Chair), Dr. Gates, and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Dr. Gates (Chair), Ms. Knowles, and Messrs. Lautenbach and Mann) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended July 31, 2005, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2004.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Abigail P. Johnson	Stephen P. Jonas	Robert L. Reynolds
Advisor Biotechnology	none	none	none	none
Advisor Consumer Industries	none	none	none	none
Advisor Cyclical Industries	none	none	none	none
Advisor Developing Communications	none	none	none	none
Advisor Electronics	none	none	none	none
Advisor Financial Services	none	none	none	none
Advisor Health Care	none	none	none	none
Advisor Natural Resources	none	none	none	none
Advisor Technology	none	none	none	none
Advisor Telecommunications & Utilities Growth	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Robert M. Gates	George H. Heilmeier	Marie L. Knowles	Ned C. Lautenbach
Advisor Biotechnology	none	none	none	none	none
Advisor Consumer Industries	none	none	none	none	none
Advisor Cyclical Industries	none	none	none	none	none
Advisor Developing Communications	none	none	none	none	none
Advisor Electronics	none	none	none	none	none
Advisor Financial Services	none	none	none	none	none
Advisor Health Care	none	none	none	none	none
Advisor Natural Resources	none	none	none	none	none
Advisor Technology	none	none	none	none	none
Advisor Telecommunications & Utilities Growth	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Marvin L. Mann	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Advisor Biotechnology	none	none	none	none	none
Advisor Consumer Industries	none	none	none	none	none
Advisor Cyclical Industries	none	none	none	none	none
Advisor Developing Communications	none	none	none	none	none
Advisor Electronics	none	none	none	none	none
Advisor Financial Services	none	none	none	none	none
Advisor Health Care	none	none	none	none	none
Advisor Natural Resources	none	none	none	none	none
Advisor Technology	none	none	none	none	none
Advisor Telecommunications & Utilities Growth	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001 - $50,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended July 31,2005, or calendar year ended December 31, 2004, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	J. Michael Cook[2]	Ralph F. Cox[2]	Phyllis Burke Davis[3]	Dennis J. Dirks[4]	Albert R. Gamper, Jr.[5]	Robert M. Gates	George H. Heilmeier	Donald J. Kirk[2]
Advisor Biotechnology	$ 9	$ 10	$ 0	$ 21	$ 3	$ 21	$ 21	$ 9
Advisor Consumer Industries	$ 9	$ 10	$ 0	$ 22	$ 4	$ 22	$ 22	$ 9
Advisor Cyclical Industries	$ 11	$ 12	$ 0	$ 37	$ 7	$ 38	$ 37	$ 11
Advisor Developing Communications	$ 2	$ 3	$ 0	$ 5	$ 1	$ 5	$ 5	$ 2
Advisor Electronics	$ 7	$ 8	$ 0	$ 17	$ 3	$ 18	$ 17	$ 7
Advisor Financial Services	$ 81	$ 89	$ 0	$ 182	$ 25	$ 190	$ 187	$ 80
Advisor Health Care	$ 130	$ 143	$ 0	$ 299	$ 45	$ 312	$ 308	$ 128
Advisor Natural Resources	$ 62	$ 68	$ 0	$ 162	$ 29	$ 168	$ 167	$ 61
Advisor Technology	$ 160	$ 175	$ 0	$ 362	$ 51	$ 377	$ 373	$ 157
Advisor Telecommunications & Utilities Growth	$ 34	$ 37	$ 0	$ 79	$ 12	$ 82	$ 81	$ 33
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 347,750	$ 369,250	$ 4,500	$ 183,000	$ 0	$ 362,250	$ 353,250	$ 369,750
AGGREGATE COMPENSATION FROM A FUND	Marie L. Knowles	Ned C. Lautenbach	Marvin L. Mann	William O. McCoy	Cornelia M. Small[6]	William S. Stavropoulos	Kenneth L. Wolfe[7]
Advisor Biotechnology	$ 22	$ 20	$ 28	$ 20	$ 21	$ 20	$ 17
Advisor Consumer Industries	$ 23	$ 21	$ 30	$ 21	$ 21	$ 21	$ 18
Advisor Cyclical Industries	$ 39	$ 35	$ 50	$ 36	$ 36	$ 36	$ 33
Advisor Developing Communications	$ 6	$ 5	$ 7	$ 5	$ 5	$ 5	$ 4
Advisor Electronics	$ 18	$ 16	$ 23	$ 17	$ 17	$ 16	$ 14
Advisor Financial Services	$ 197	$ 173	$ 250	$ 180	$ 181	$ 176	$ 151
Advisor Health Care	$ 324	$ 286	$ 411	$ 297	$ 298	$ 291	$ 249
Advisor Natural Resources	$ 174	$ 155	$ 222	$ 161	$ 161	$ 158	$ 140
Advisor Technology	$ 392	$ 345	$ 497	$ 358	$ 361	$ 351	$ 302
Advisor Telecommunications & Utilities Growth	$ 85	$ 75	$ 108	$ 78	$ 79	$ 77	$ 66
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 377,250	$ 323,750	$ 484,250	$ 385,750B	$ 335,750	$ 316,750	$ 97,250

1 Edward C. Johnson 3d, Abigail P. Johnson, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Mr. Cook, Mr. Cox, and Mr. Kirk served on the Board of Trustees through December 31, 2004.

3 Ms. Davis served on the Board of Trustees through December 31, 2003. Ms. Davis received compensation in January 2004 for her services at meetings attended in December 2003.

4 During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees.

5 Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board.

6 During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees.

7 During the period from October 1, 2004 through December 31, 2004, Mr. Wolfe served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees.

A Information is for the calendar year ended December 31, 2004 for 303 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2004, the Trustees accrued required deferred compensation from the funds as follows: J. Michael Cook, $132,875; Ralph F. Cox, $132,875; Robert M. Gates, $132,875; George H. Heilmeier, $132,875; Donald J. Kirk, $132,875; Marie L. Knowles, $144,125; Ned C. Lautenbach, $132,875; Marvin L. Mann, $177,875; William O. McCoy, $132,875; and William S. Stavropoulos, $132,875. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: J. Michael Cook, $42,086.25; Ralph F. Cox, $42,086.25; Ned C. Lautenbach, $51,358.45; and William O. McCoy, $91,858.45.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2004, Mr. McCoy voluntarily elected to defer $40,500.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of July 31, 2005, approximately 1.49% of Advisor Developing Communication's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, and Ms. Abigail P. Johnson, Trustee, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of Advisor Developing Communication's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of July 31, 2005, the following owned of record 5% or more of each class's outstanding shares:

Advisor Biotechnology: Class A: LPL Financial Services, Inc., San Diego, CA (5.72%); American Express Financial Services, Minneapolis, MN (6.12%).

Advisor Biotechnology: Class T: ADP, Roseland, NJ (16.77%); RBC Dain Rauscher Corp., Minneapolis, MN (7.21%).

Advisor Biotechnology: Class B: BankAmerica Corp., Charlotte, NC (6.87%); Merrill Lynch, Jacksonville, FL (5.07%); Citigroup, Inc., Long Island City, NY (5.28%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.32%).

Advisor Biotechnology: Class C: Merrill Lynch, Jacksonville, FL (9.08%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (13.96%); Citigroup, Inc., New York, NY (7.37%).

Advisor Biotechnology: Institutional Class: Merrill Lynch, Jacksonville, FL (39.33%); Fidelity Investments, Boston, MA (11.09%); ING, El Segundo, CA (11.40%); Mutual Service Corporation, West Palm Beach, FL (7.96%).

Advisor Consumer Industries: Class A: Citigroup, Inc., New York, NY (15.81%); American Express Financial Corporation, Minneapolis, MN (19.29%).

Advisor Consumer Industries: Class T: ADP, Roseland, NJ (5.31%); American International Group, Inc. (AIG), New York, NY (5.32%).

Advisor Consumer Industries: Class B: American Express Financial Corporation, Minneapolis, MN (11.93%).

Advisor Consumer Industries: Class C: Lehman Brothers, Inc., Jersey City, NJ (10.41%); Merrill Lynch, Jacksonville, FL (10.27%); John Hancock Financial Services Group, Boston, MA (6.72%); LPL Financial Services, Inc., San Diego, CA (5.05%).

Advisor Consumer Industries: Institutional Class: Merrill Lynch, Jacksonville, FL (11.70%); Raymond James & Associates Inc., Saint Petersburg, FL (7.76%); ING, El Segundo, CA (7.99%); AIG, Phoenix, AZ (7.43%); Calumet National Bank, Hammond, IN (5.21%).

Advisor Cyclical Industries: Class A: American Express Financial Corporation, Minneapolis, MN (28.64%); RBC Dain Rauscher Corp., Minneapolis, MN (6.39%); UBS AG, Jersey City, NJ (5.96%).

Advisor Cyclical Industries: Class T: RBC Dain Rauscher Corp., Minneapolis, MN (30.39%); UBS AG, Jersey City, NJ (7.42%).

Advisor Cyclical Industries: Class B: American Express Financial Corporation, Minneapolis, MN (18.64%); Merrill Lynch, Jacksonville, FL (7.39%).

Advisor Cyclical Industries: Class C: Merrill Lynch, Jacksonville, FL (12.53%); American Express Financial Corporation, Minneapolis, MN (7.28%); LPL Financial Services, Inc., San Diego, CA (6.75%); American Express Financial Corporation, Omaha, NE (5.88%).

Advisor Cyclical Industries: Institutional: Class: Merrill Lynch, Jacksonville, FL (27.96%); ING, El Segundo, CA (8.70%).

Advisor Developing Communications: Class A: Long Grove Trading, Itasca, IL (10.99%); American Express Financial Corporation, Minneapolis, MN (6.28%); Citigroup, Inc., New York, NY (5.59%).

Advisor Developing Communications: Class T: ADP, Roseland, NJ (22.52%); Minnesota Mutual Companies, Inc., Saint Paul, MN (10.44%).

Advisor Developing Communications: Class B: Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (7.56%); Citigroup, Inc., Long Island City, NY (6.96%); BankAmerica Corp., Charlotte, NC (6.18%).

Advisor Developing Communications: Class C: Citigroup, Inc., New York, NY (6.45%); Money Concepts Capital Corporation, North Palm Beach, FL (5.12%).

Advisor Developing Communications Institutional Class: Fidelity Investments, Boston, MA (48.86%); Merrill Lynch, Jacksonville, FL (26.62%); ING, Denver, CO (6.62%); ING, El Segundo, CA (5.09%).

Advisor Electronics: Class A: AG Edwards & Sons Inc., Saint Louis, MO (17.25%); Moors & Cabot, Inc., Boston, MA (13.49%); Commonwealth Financial Network, Waltham, MA (8.70%); UBS AG, Jersey City, NJ (6.18%); American Express Financial Corporation, Minneapolis, MN (5.59%).

Advisor Electronics: Class T: Nations Financial Group, Inc., Cedar Rapids, IA (20.65%); Thoroughbred Financial Services, LLC, Brentwood, TN (11.83%); AIG, Atlanta, GA (8.09%); RBC Dain Rauscher Corp., Minneapolis, MN (5.42%).

Advisor Electronics: Class B: Securities Equity Group, Aliso Viejo, CA (8.59%); American Express Financial Corporation, Minneapolis, MN (6.04%); BankAmerica Corp., Charlotte, NC (5.81%).

Advisor Electronics: Class C: American Express Financial Corporation, Omaha, NE (12.66%); Northeast Securities, Inc., Westbury, NY (10.61%); Thoroughbred Financial Services, LLC, Brentwood, TN (10.50%) AIG, Phoenix, AZ (6.36%); Jackson National Life, Appleton, WI (5.51%);Securities Service Network, Inc., Knoxville, TN (5.43%).

Advisor Electronics: Institutional Class: ProEquities, Inc., Birmingham, AL (39.03%); Fidelity Investments, Boston, MA (18.14%); Merrill Lynch, Jacksonville, FL (14.24%); LPL Financial Services, Inc., San Diego, CA (5.14%).

Advisor Financial Services: Class A: Merrill Lynch, Jacksonvill, FL (5.38%).

Advisor Financial Services: Class T: UBS AG, Jersey City, NJ (7.11%); Citigroup, Inc., New York, NY (6.34%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.62%).

Advisor Financial Services: Class B: Merrill Lynch, Jacksonville, FL (8.85%); BankAmerica Corp., Charlotte, NC (8.22%); Citigroup, Inc., New York, NY (7.24%).

Advisor Financial Services: Class C: Merrill Lynch, Jacksonville, FL (16.08%); Citigroup, Inc., New York, NY (10.50%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (9.83%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.75%).

Advisor Financial Services: Institutional Class: Synovus Securities, Inc., Columbus, GA (43.29%); Merrill Lynch, Jacksonville, FL (15.12%); Metropolitan Life Insurance Company, Iselin, NJ (6.37%).

Advisor Health Care: Class A: LPL Financial Services, Inc., San Diego, CA (7.30%); Citigroup, Inc., New York, NY (5.75%).

Advisor Health Care: Class T: Citigroup, Inc., New York, NY (6.07%); UBS AG, Jersey City, NJ (5.04%).

Advisor Health Care: Class B: Merrill Lynch, Jacksonville, FL (8.51%); BankAmerica Corp., Charlotte, NC (6.79%); Citigroup, Inc., New York, NY (5.34%).

Advisor Health Care: Class C: Merrill Lynch, Jacksonville, FL (17.69%); Citigroup, Inc., New York, NY (10.07%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (8.54%); A.G. Edwards & Sons Inc., Saint Louis, MO (6.01%).

Advisor Health Care: Institutional Class: Synovus Securities, Inc., Columbus, GA (26.34%); Merrill Lynch, Jacksonville, FL (17.88%); Charles Schwab & Co., Inc., San Francisco, CA (8.79%).

Advisor Natural Resources: Class A: UBS AG, Jersey City, NJ (5.50%).

Advisor Natural Resources: Class T: Citigroup, Inc., New York, NY (5.97%).

Advisor Natural Resources: Class B: Merrill Lynch, Jacksonville, FL (9.13%).

Advisor Natural Resources: Class C: Merrill Lynch, Jacksonville, FL (12.78%); RBC Dain Rauscher Corp., Minneapolis, MN (10.19%); Citigroup, Inc., New York, NY (7.72%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (5.08%).

Advisor Natural Resources: Institutional Class: Merrill Lynch, Jacksonville, FL (18.35%); LPL Financial Services, Inc., San Diego, CA (7.95%); ING, Des Moines, IA (7.04%); Metropolitan Life Insurance Company, Iselin, NJ (7.00%);1st Global Capital Corp., Dallas, TX (5.42%).

Advisor Technology: Class A: Citigroup, Inc., New York, NY (7.60%); Citigroup, Inc., Long Island City, NY (6.72%).

Advisor Technology: Class T: Citigroup, Inc., New York, NY (5.81%).

Advisor Technology: Class B: Citigroup, Inc., Long Island City, NY (14.67%); BankAmerica Corp., Charlotte, NC (7.60%).

Advisor Technology: Class C: Merrill Lynch, Jacksonville, FL (10.29%); Citigroup, Inc., New York, NY (7.79%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (7.41%); A. G. Edwards & Sons Inc., Saint Louis, MO (6.31%).

Advisor Technology: Institutional Class: Merrill Lynch, Jacksonville, FL (14.16%); Williams Financial, Dallas, TX (11.16%); First & Peoples Bank, Russell, KY (7.95%); Charles Schwab & Co., Inc., San Francisco, CA (6.22%); Invest Financial Corporation, Souderton, PA (5.94%).

Advisor Telecommunications & Utilities Growth: Class A: Merrill Lynch, Jacksonville, FL (5.84%).

Advisor Telecommunications & Utilities Growth: Class T: Citigroup, Inc., New York, NY (6.28%); A.G. Edwards & Sons Inc., Saint Louis, MO (5.28%).

Advisor Telecommunications & Utilities Growth: Class B: Merrill Lynch, Jacksonville, FL (8.89%); Citigroup, Inc., Long Island City, NY (7.64%); BankAmerica Corp., Charlotte, NC (5.73%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (5.51%).

Advisor Telecommunications & Utilities Growth: Class C: Merrill Lynch, Jacksonville, FL (17.90%); Citigroup, Inc., New York, NY (10.04%); A. G. Edwards & Sons Inc., Saint Louis, MO (7.76%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (6.01%).

Advisor Telecommunications & Utilities Growth: Institutional Class: Merrill Lynch, Jacksonville, FL (43.73%); BANK WEST, Pierre, SD (20.05%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FMR Far East, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $953 billion of group net assets - the approximate level for July 2005 - was 0.2709%, which is the weighted average of the respective fee rates for each level of group net assets up to $953 billion.

Each fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for July 2005, each fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Advisor Biotechnology	0.2709%	+	0.30%	=	0.5709%
Advisor Consumer Industries	0.2709%	+	0.30%	=	0.5709%
Advisor Cyclical Industries	0.2709%	+	0.30%	=	0.5709%
Advisor Developing Communications	0.2709%	+	0.30%	=	0.5709%
Advisor Electronics	0.2709%	+	0.30%	=	0.5709%
Advisor Financial Services	0.2709%	+	0.30%	=	0.5709%
Advisor Health Care	0.2709%	+	0.30%	=	0.5709%
Advisor Natural Resources	0.2709%	+	0.30%	=	0.5709%
Advisor Technology	0.2709%	+	0.30%	=	0.5709%
Advisor Telecommunications & Utilities Growth	0.2709%	+	0.30%	=	0.5709%

One-twelfth of the management fee rate is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended July 31	Management Fees Paid to FMR
Advisor Biotechnology	2005	$ 300,662
	2004	$ 296,962
	2003	$ 192,298
Advisor Consumer Industries	2005	$ 320,552
	2004	$ 304,315
	2003	$ 248,331
Advisor Cyclical Industries	2005	$ 575,398
	2004	$ 216,642
	2003	$ 138,573
Advisor Developing Communications	2005	$ 72,715
	2004	$ 78,909
	2003	$ 22,351
Advisor Electronics	2005	$ 246,173
	2004	$ 333,989
	2003	$ 197,027
Advisor Financial Services	2005	$ 2,637,887
	2004	$ 3,061,745
	2003	$ 2,922,367
Advisor Health Care	2005	$ 4,383,043
	2004	$ 4,857,388
	2003	$ 4,973,394
Advisor Natural Resources	2005	$ 2,474,768
	2004	$ 1,741,552
	2003	$ 1,533,644
Advisor Technology	2005	$ 5,255,678
	2004	$ 6,644,571
	2003	$ 5,068,386
Advisor Telecommunications & Utilities Growth	2005	$ 1,158,757
	2004	$ 1,184,937
	2003	$ 1,181,888

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns, and repayment of the reimbursement by a class will lower its returns.

Sub-Adviser - FMRC. On behalf of each fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund.

Under the terms of the sub-advisory agreement for each fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past three fiscal years are shown in the following table.

Fund	Fiscal Year Ended July 31	Fees Paid to FMRC
Advisor Biotechnology	2005	$ 150,331
	2004	$ 148,488
	2003	$ 96,063
Advisor Consumer Industries	2005	$ 160,237
	2004	$ 152,207
	2003	$ 248,167
Advisor Cyclical Industries	2005	$ 287,651
	2004	$ 108,355
	2003	$ 138,494
Advisor Developing Communications	2005	$ 36,351
	2004	$ 39,448
	2003	$ 22,340
Advisor Electronics	2005	$ 123,028
	2004	$ 166,972
	2003	$ 197,000
Advisor Financial Services	2005	$ 1,318,569
	2004	$ 1,531,386
	2003	$ 2,920,202
Advisor Health Care	2005	$ 2,191,208
	2004	$ 2,429,519
	2003	$ 4,968,503
Advisor Natural Resources	2005	$ 1,237,105
	2004	$ 871,183
	2003	$ 1,532,693
Advisor Technology	2005	$ 2,627,095
	2004	$ 3,322,970
	2003	$ 5,065,345
Advisor Telecommunications & Utilities Growth	2005	$ 579,211
	2004	$ 592,805
	2003	$ 1,180,963

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on a fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA, FIIA (U.K.)L and FIJ for the past three fiscal years are shown in the following table.

Fiscal Year Ended July 31	FIIA	FIIA(U.K.)L	FIJ
Advisor Biotechnology
2005	$ 0	$ 0	$ 0
2004	$ 218	$ 0	$ 0
2003	$ 120	$ 0	$ 0
Advisor Consumer Industries
2005	$ 1,419	$ 0	$ 0
2004	$ 103	$ 0	$ 0
2003	$ 91	$ 0	$ 0
Advisor Cyclical Industries
2005	$ 2,671	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 7	$ 0	$ 0
Advisor Developing Communications
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 153	$ 0	$ 0
Advisor Electronics
2005	$ 0	$ 0	$ 0
2004	$ 442	$ 0	$ 0
2003	$ 687	$ 0	$ 0
Advisor Financial Services
2005	$ 5,750	$ 0	$ 0
2004	$ 172	$ 0	$ 0
2003	$ 256	$ 0	$ 0
Advisor Health Care
2005	$ 12,166	$ 0	$ 0
2004	$ 671	$ 0	$ 0
2003	$ 3,556	$ 0	$ 0
Advisor Natural Resources
2005	$ 23,871	$ 0	$ 0
2004	$ 1,529	$ 0	$ 0
2003	$ 2,242	$ 0	$ 0
Advisor Technology
2005	$ 35,123	$ 0	$ 0
2004	$ 5,269	$ 0	$ 0
2003	$ 8,399	$ 0	$ 0
Advisor Telecommunications & Utilities Growth
2005	$ 21	$ 0	$ 0
2004	$ 5,269	$ 0	$ 0
2003	$ 8,399	$ 0	$ 0

Sub-Advisers - FMR U.K., FMR Far East, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., and FMR Far East. On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

For providing non-discretionary investment advice and research services pursuant to the sub-advisory agreements, fees paid to FMR U.K., FMR Far East, and FIJ on behalf of each fund for the past three fiscal years are shown in the following table.

Fiscal Year Ended July 31	FMR U.K.	FMR Far East	FIJ
Advisor Biotechnology
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 368	$ 0	$ 0
Advisor Consumer Industries
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 827	$ 52	$ 27
Advisor Cyclical Industries
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 80	$ 763	$ 437
Advisor Developing Communications
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 679	$ 547	$ 310
Advisor Electronics
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 2,058	$ 5,315	$ 3,024
Advisor Financial Services
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 3,024	$ 0	$ 0
Advisor Health Care
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 33,836	$ 0	$ 0
Advisor Natural Resources
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 20,820	$ 6,385	$ 3,790
Advisor Technology
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 30,752	$ 43,397	$ 24,739
Advisor Telecommunications & Utilities Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 0	$ 21,976	$ 12,422

For the past three fiscal years, no fees were paid to FMR U.K., FMR Far East, and FIJ on behalf of Advisor Biotechnology, Advisor Consumer Industries, Advisor Financial Services, Advisor Health Care, and Advisor Natural Resources for providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements.

For providing discretionary investment management and execution of portfolio transactions pursuant to the sub-advisory agreements, fees paid to FMR U.K., FMR Far East, and FIJ on behalf of Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Technology, and Advisor Telecommunications & Utilities Growth for the past three fiscal years are shown in the following table.

Fiscal Year Ended July 31	FMR U.K.	FMR Far East	FIJ
Advisor Cyclical Industries
2005	$ 0	$ 5	$ 54
2004	$ 0	$ 0	$ 0
2003	$ 0	$ 2	$ 69
Advisor Developing Communications
2005	$ 0	$ 3	$ 0
2004	$ 0	$ 4	$ 729
2003	$ 0	$ 3	$ 355
Advisor Electronics
2005	$ 0	$ 32	$ 0
2004	$ 0	$ 35	$ 594
2003	$ 0	$ 15	$ 270
Advisor Technology
2005	$ 0	$ 160	$ 297
2004	$ 0	$ 310	$ 864
2003	$ 0	$ 192	$ 594
Advisor Telecommunications & Utilities Growth
2005	$ 0	$ 0	$ 0
2004	$ 0	$ 0	$ 0
2003	$ 0	$ 112	$ 424

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

The following persons are research analysts and are the portfolio managers of the fund(s) indicated. Research analysts who also manage sector funds, such as the funds, are referred to as sector fund managers.

Sector Fund Manager	Fund(s)
Harlan Carere	Advisor Biotechnology; Advisor Health Care
Matthew Friedman	Advisor Cyclical Industries; Advisor Natural Resources
John Roth	Advisor Consumer Industries
Yun-Min Chai	Advisor Developing Communications; Advisor Technology
James Morrow	Advisor Electronics
Charles Hebard	Advisor Financial Services
Brian Younger	Advisor Telecommunications & Utilities Growth

Each sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of July 31, 2005, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of a sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Each sector fund manager's base salary is determined primarily by level of responsibility and performance as a research analyst and sector fund manager at FMR or its affiliates. Each sector fund manager's bonus is based on several components over a one-year period for research performance, and over a one-year period (and, if longer than one year, an additional period relating to tenure on the fund) for fund performance. A substantial portion of each sector fund manager's bonus for the fund relates to his performance as a research analyst and is based on portfolio manager survey-based ratings that relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst. Additional components of each sector fund manager's bonus are based on the Director of Research's assessment of the research analyst's performance and may include factors such as measurement of the analyst's stock recommendations; the pre-tax investment performance of the fund relative to the S&P 500 Index, a Goldman Sachs sector index (identified below for each fund above) and, for certain funds, a customized industry benchmark index developed by FMR, and the pre-tax investment performance of the fund (based on the performance of its Institutional Class) relative to sector peer groups of funds, if applicable; and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon the investment performance of a broad range of FMR equity funds and accounts. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.

The sector index for each fund listed above is:

Fund	Sector or Industry Index
Advisor Biotechnology[1]	Goldman Sachs Health Care Index
Advisor Consumer Industries	Goldman Sachs Consumer Industries Index
Advisor Cyclical Industries	Goldman Sachs Cyclical Industries Index
Advisor Developing Communications[1]	Goldman Sachs Technology Index
Advisor Electronics[1]	Goldman Sachs Technology Index
Advisor Financial Services	Goldman Sachs Financial Services Index
Advisor Health Care	Goldman Sachs Health Care Index
Advisor Natural Resources	Goldman Sachs Natural Resources Index
Advisor Technology	Goldman Sachs Technology Index
Advisor Telecommunications & Utilities Growth[1]	Goldman Sachs Utilities Index

1 These funds are also compared to a customized industry benchmark index developed by FMR. Each customized industry benchmark generally is a market-capitalization weighted index of securities that meet a fund's 80% name test policy. FMR rebalances these customized industry benchmark indexes monthly to add new securities issued (e.g., IPO's) and to exclude securities that fall below a certain market capitalization in the weighted index. The customized industry benchmarks generally exclude securities of foreign companies.

A sector fund manager's compensation plan may give rise to potential conflicts of interest. A sector fund manager's base pay and bonus opportunity tend to increase with additional and more complex research responsibilities. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Carere as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 5,029	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Biotechnology and Health Care ($856 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Friedman as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,863	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Cyclical Industries and Natural Resources ($699 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Roth as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 203	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Consumer Industries ($63 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Chai as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,562	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Developing Communications and Advisor Technology ($901 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Morrow as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,846	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Electronics ($44 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Hebard as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,113	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Financial Services ($426 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides information relating to other accounts managed by Mr. Younger as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,397	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Advisor Telecommunications and Utilities Growth ($204 (in millions) assets managed). The net asset value of a fund reflects trades and other assets as of the close of business day prior to the fund's fiscal year-end.

The following table provides the dollar range of shares of a fund beneficially owned by its sector fund manager as of July 31, 2005:

Sector Fund Manager	Fund(s)	Dollar Range of Shares
Harlan Carere	Advisor Biotechnology; Advisor Health Care	None
Matthew Friedman	Advisor Cyclical Industries; Advisor Natural Resources	None
John Roth	Advisor Consumer Industries	None
Yun-Min Chai	Advisor Developing Communications; Advisor Technology	None
James Morrow	Advisor Electronics	None
Charles Hebard	Advisor Financial Services	None
Brian Younger	Advisor Telecommunications & Utilities Growth	None

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

 A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

 B. Non-routine proposals will generally be voted in accordance with the guidelines.

 C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

 D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

 E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

 A. Large capitalization company - a company included in the Russell 1000 stock index.

 B. Small capitalization company - a company not included in the Russell 1000 stock index.

 C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

 D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

 E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

 F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

 G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

 H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

 A. Incumbent Directors

 FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:

 1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

 With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

 a. The poison pill includes a sunset provision of less than 5 years;

 b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

 c. Shareholder approval is required to reinstate the poison pill upon expiration.

 FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

 2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

 4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

 B. Indemnification

 FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

 C. Independent Chairperson

 FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

IV. Compensation

 A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

 FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

 1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

 2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

 However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

 a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

 b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

 3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

 4. The granting of awards to non-employee directors is subject to management discretion.

 5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

 FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

 1. The shares are granted by a compensation committee composed entirely of independent directors; and

 2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

 B. Equity Exchanges and Repricing

 FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

 1. Whether the proposal excludes senior management and directors;

 2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

 3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

 4. The company's relative performance compared to other companies within the relevant industry or industries;

 5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

 6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

 C. Employee Stock Purchase Plans

 FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

 D. Employee Stock Ownership Plans (ESOPs)

 FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

 E. Executive Compensation

 FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

 FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

 A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

 B. The anti-takeover plan includes the following:

 1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

 2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

 3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

 4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

 5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

 C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

 D. It is a fair price amendment that considers a two-year price history or less.

 FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

 A. Increases in Common Stock

 FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

 B. New Classes of Shares

 FMR will generally vote against the introduction of new classes of stock with differential voting rights.

 C. Cumulative Voting Rights

 FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

 D. Acquisition or Business Combination Statutes

 FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

 E. Incorporation or Reincorporation in Another State or Country

 FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

 A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

 B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

 A. Voting Process

 FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

 B. Regulated Industries

 Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Advisor Biotechnology - Class A	July 31, 2005	$ 31,675	$ 12,047	$ 0	$ 0
	July 31, 2004	$ 43,980	$ 21,240	$ 0	$ 0
	July 31, 2003	$ 25,616	$ 12,702	$ 0	$ 0
Advisor Biotechnology - Class T	July 31, 2005	$ 51,074	$ 10,144	$ 11	$ 11
	July 31, 2004	$ 49,911	$ 10,577	$ 0	$ 0
	July 31, 2003	$ 29,058	$ 6,775	$ 13	$ 13
Advisor Biotechnology - Class B	July 31, 2005	$ 0	$ 0	$ 61,464	$ 61,464
	July 31, 2004	$ 0	$ 0	$ 62,296	$ 62,296
	July 31, 2003	$ 0	$ 0	$ 52,592	$ 52,592
Advisor Biotechnology - Class C	July 31, 2005	$ 0	$ 0	$ 3,776	$ 3,776
	July 31, 2004	$ 0	$ 0	$ 3,124	$ 3,124
	July 31, 2003	$ 0	$ 0	$ 6,122	$ 6,122
Advisor Consumer Industries - Class A	July 31, 2005	$ 45,692	$ 27,118	$ 0	$ 0
	July 31, 2004	$ 31,282	$ 19,384	$ 0	$ 0
	July 31, 2003	$ 28,824	$ 14,440	$ 0	$ 0
Advisor Consumer Industries - Class T	July 31, 2005	$ 21,180	$ 4,512	$ 0	$ 0
	July 31, 2004	$ 18,656	$ 3,826	$ 246	$ 246
	July 31, 2003	$ 14,648	$ 3,469	$ 8	$ 8
Advisor Consumer Industries - Class B	July 31, 2005	$ 0	$ 0	$ 40,399	$ 40,399
	July 31, 2004	$ 0	$ 0	$ 46,893	$ 46,893
	July 31, 2003	$ 0	$ 0	$ 44,852	$ 44,852
Advisor Consumer Industries - Class C	July 31, 2005	$ 0	$ 0	$ 723	$ 723
	July 31, 2004	$ 0	$ 0	$ 637	$ 637
	July 31, 2003	$ 0	$ 0	$ 1,720	$ 1,720
Advisor Cyclical Industries - Class A	July 31, 2005	$ 160,143	$ 117,642	$ 0	$ 0
	July 31, 2004	$ 39,435	$ 27,909	$ 0	$ 0
	July 31, 2003	$ 7,338	$ 4,540	$ 0	$ 0
Advisor Cyclical Industries - Class T	July 31, 2005	$ 46,508	$ 14,748	$ 0	$ 0
	July 31, 2004	$ 14,190	$ 3,899	$ 0	$ 0
	July 31, 2003	$ 9,108	$ 1,952	$ 0	$ 0
Advisor Cyclical Industries - Class B	July 31, 2005	$ 0	$ 0	$ 63,970	$ 63,970
	July 31, 2004	$ 0	$ 0	$ 29,896	$ 29,896
	July 31, 2003	$ 0	$ 0	$ 37,520	$ 37,520
Advisor Cyclical Industries - Class C	July 31, 2005	$ 0	$ 0	$ 2,023	$ 2,023
	July 31, 2004	$ 0	$ 0	$ 2,911	$ 2,911
	July 31, 2003	$ 0	$ 0	$ 1,496	$ 1,496
Advisor Developing Communications - Class A	July 31, 2005	$ 8,883	$ 3,113	$ 0	$ 0
	July 31, 2004	$ 24,680	$ 15,017	$ 0	$ 0
	July 31, 2003	$ 2,845	$ 1,983	$ 0	$ 0
Advisor Developing Communications - Class T	July 31, 2005	$ 12,874	$ 2,230	$ 0	$ 0
	July 31, 2004	$ 22,735	$ 4,574	$ 0	$ 0
	July 31, 2003	$ 6,200	$ 1,222	$ 2	$ 2
Advisor Developing Communications - Class B	July 31, 2005	$ 0	$ 0	$ 18,971	$ 18,971
	July 31, 2004	$ 0	$ 0	$ 22,936	$ 22,936
	July 31, 2003	$ 0	$ 0	$ 6,074	$ 6,074
Advisor Developing Communications - Class C	July 31, 2005	$ 0	$ 0	$ 7,224	$ 7,224
	July 31, 2004	$ 0	$ 0	$ 4,566	$ 4,566
	July 31, 2003	$ 0	$ 0	$ 234	$ 234
Advisor Electronics - Class A	July 31, 2005	$ 9,169	$ 5,196	$ 0	$ 0
	July 31, 2004	$ 39,074	$ 23,659	$ 0	$ 0
	July 31, 2003	$ 9,950	$ 6,005	$ 0	$ 0
Advisor Electronics - Class T	July 31, 2005	$ 17,916	$ 4,768	$ 162	$ 162
	July 31, 2004	$ 24,474	$ 6,151	$ 6	$ 6
	July 31, 2003	$ 14,802	$ 3,211	$ 156	$ 156
Advisor Electronics - Class B	July 31, 2005	$ 0	$ 0	$ 50,880	$ 50,880
	July 31, 2004	$ 0	$ 0	$ 36,813	$ 36,813
	July 31, 2003	$ 0	$ 0	$ 26,764	$ 26,764
Advisor Electronics - Class C	July 31, 2005	$ 0	$ 0	$ 3,634	$ 3,634
	July 31, 2004	$ 0	$ 0	$ 4,195	$ 4,195
	July 31, 2003	$ 0	$ 0	$ 3,589	$ 3,589
Advisor Financial Services - Class A	July 31, 2005	$ 65,354	$ 20,261	$ 0	$ 0
	July 31, 2004	$ 65,701	$ 29,407	$ 0	$ 0
	July 31, 2003	$ 47,854	$ 18,425	$ 0	$ 0
Advisor Financial Services - Class T	July 31, 2005	$ 47,617	$ 11,104	$ 4	$ 4
	July 31, 2004	$ 59,612	$ 12,628	$ 161	$ 161
	July 31, 2003	$ 57,683	$ 13,997	$ 186	$ 186
Advisor Financial Services - Class B	July 31, 2005	$ 0	$ 0	$ 410,846	$ 410,846
	July 31, 2004	$ 0	$ 0	$ 519,390	$ 519,390
	July 31, 2003	$ 0	$ 0	$ 710,319	$ 710,319
Advisor Financial Services - Class C	July 31, 2005	$ 0	$ 0	$ 4,432	$ 4,432
	July 31, 2004	$ 0	$ 0	$ 31,184	$ 31,184
	July 31, 2003	$ 0	$ 0	$ 9,641	$ 9,641
Advisor Health Care - Class A	July 31, 2005	$ 115,129	$ 45,779	$ 0	$ 0
	July 31, 2004	$ 144,733	$ 61,017	$ 0	$ 0
	July 31, 2003	$ 115,902	$ 40,215	$ 0	$ 0
Advisor Health Care - Class T	July 31, 2005	$ 139,349	$ 30,268	$ 44	$ 44
	July 31, 2004	$ 165,184	$ 39,283	$ 1,472	$ 1,472
	July 31, 2003	$ 170,003	$ 37,045	$ 703	$ 703
Advisor Health Care - Class B	July 31, 2005	$ 0	$ 0	$ 683,940	$ 683,940
	July 31, 2004	$ 0	$ 0	$ 813,736	$ 813,736
	July 31, 2003	$ 0	$ 0	$ 1,154,187	$ 1,154,187
Advisor Health Care - Class C	July 31, 2005	$ 0	$ 0	$ 18,704	$ 18,704
	July 31, 2004	$ 0	$ 0	$ 8,645	$ 8,645
	July 31, 2003	$ 0	$ 0	$ 15,844	$ 15,844
Advisor Natural Resources - Class A	July 31, 2005	$ 217,931	$ 119,277	$ 0	$ 0
	July 31, 2004	$ 78,894	$ 43,377	$ 0	$ 0
	July 31, 2003	$ 21,419	$ 8,705	$ 0	$ 0
Advisor Natural Resources - Class T	July 31, 2005	$ 140,372	$ 51,273	$ 3,675	$ 3,675
	July 31, 2004	$ 67,280	$ 21,176	$ 11	$ 11
	July 31, 2003	$ 47,415	$ 12,661	$ 46	$ 46
Advisor Natural Resources - Class B	July 31, 2005	$ 0	$ 0	$ 176,691	$ 176,691
	July 31, 2004	$ 0	$ 0	$ 144,590	$ 144,590
	July 31, 2003	$ 0	$ 0	$ 208,620	$ 208,620
Advisor Natural Resources - Class C	July 31, 2005	$ 0	$ 0	$ 10,805	$ 10,805
	July 31, 2004	$ 0	$ 0	$ 4,128	$ 4,128
	July 31, 2003	$ 0	$ 0	$ 5,813	$ 5,813
Advisor Technology - Class A	July 31, 2005	$ 105,305	$ 29,738	$ 0	$ 0
	July 31, 2004	$ 176,833	$ 64,357	$ 0	$ 0
	July 31, 2003	$ 154,160	$ 46,693	$ 0	$ 0
Advisor Technology - Class T	July 31, 2005	$ 184,083	$ 38,000	$ 715	$ 715
	July 31, 2004	$ 260,866	$ 54,391	$ 478	$ 478
	July 31, 2003	$ 268,683	$ 53,381	$ 6,856	$ 6,856
Advisor Technology - Class B	July 31, 2005	$ 0	$ 0	$ 862,387	$ 862,387
	July 31, 2004	$ 0	$ 0	$ 1,047,655	$ 1,047,655
	July 31, 2003	$ 0	$ 0	$ 1,133,892	$ 1,133,892
Advisor Technology - Class C	July 31, 2005	$ 0	$ 0	$ 11,549	$ 11,549
	July 31, 2004	$ 0	$ 0	$ 21,340	$ 21,340
	July 31, 2003	$ 0	$ 0	$ 20,438	$ 20,438
Advisor Telecommunications & Utilities Growth - Class A	July 31, 2005	$ 26,662	$ 11,820	$ 0	$ 0
	July 31, 2004	$ 27,881	$ 11,628	$ 0	$ 0
	July 31, 2003	$ 21,734	$ 6,013	$ 0	$ 0
Advisor Telecommunications & Utilities Growth - Class T	July 31, 2005	$ 43,277	$ 8,968	$ 5	$ 5
	July 31, 2004	$ 43,836	$ 8,677	$ 170	$ 170
	July 31, 2003	$ 46,132	$ 9,990	$ 109	$ 109
Advisor Telecommunications & Utilities Growth - Class B	July 31, 2005	$ 0	$ 0	$ 255,926	$ 255,926
	July 31, 2004	$ 0	$ 0	$ 293,259	$ 293,259
	July 31, 2003	$ 0	$ 0	$ 349,720	$ 349,720
Advisor Telecommunications & Utilities Growth - Class C	July 31, 2005	$ 0	$ 0	$ 1,858	$ 1,858
	July 31, 2004	$ 0	$ 0	$ 1,363	$ 1,363
	July 31, 2003	$ 0	$ 0	$ 4,270	$ 4,270

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, Class B, Class C, and Institutional Class of each fund is described in the prospectus for that class.

CLASS A DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class A shares of each fund for the fiscal year ended July 31, 2005.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Biotechnology	$ 0	$ 0	$ 0	$ 25,177	$ 25,144	$ 33
Advisor Consumer Industries	$ 0	$ 0	$ 0	$ 34,179	$ 34,142	$ 37
Advisor Cyclical Industries	$ 0	$ 0	$ 0	$ 69,461	$ 69,461	$ 0
Advisor Developing Communications	$ 0	$ 0	$ 0	$ 8,386	$ 8,315	$ 71
Advisor Electronics	$ 0	$ 0	$ 0	$ 21,342	$ 21,269	$ 73
Advisor Financial Services	$ 0	$ 0	$ 0	$ 157,105	$ 156,705	$ 400
Advisor Health Care	$ 0	$ 0	$ 0	$ 283,018	$ 282,498	$ 520
Advisor Natural Resources	$ 0	$ 0	$ 0	$ 153,254	$ 153,089	$ 165
Advisor Technology	$ 0	$ 0	$ 0	$ 319,926	$ 318,736	$ 1,190
Advisor Telecommunications & Utilities Growth	$ 0	$ 0	$ 0	$ 61,780	$ 61,641	$ 139

CLASS T DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class T shares of each fund for the fiscal year ended July 31, 2005.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Biotechnology	$ 32,510	$ 32,479	$ 31	$ 32,510	$ 32,479	$ 31
Advisor Consumer Industries	$ 40,073	$ 39,987	$ 86	$ 40,073	$ 39,987	$ 86
Advisor Cyclical Industries	$ 76,997	$ 76,974	$ 23	$ 76,997	$ 76,974	$ 23
Advisor Developing Communications	$ 7,876	$ 7,816	$ 60	$ 7,876	$ 7,816	$ 60
Advisor Electronics	$ 34,288	$ 34,203	$ 85	$ 34,288	$ 34,203	$ 85
Advisor Financial Services	$ 345,176	$ 343,248	$ 1,928	$ 345,176	$ 343,248	$ 1,928
Advisor Health Care	$ 590,508	$ 586,552	$ 3,956	$ 590,508	$ 586,552	$ 3,956
Advisor Natural Resources	$ 579,435	$ 572,071	$ 7,364	$ 579,435	$ 572,071	$ 7,364
Advisor Technology	$ 838,026	$ 834,751	$ 3,275	$ 838,026	$ 834,751	$ 3,276
Advisor Telecommunications & Utilities Growth	$ 137,430	$ 137,041	$ 389	$ 137,430	$ 137,041	$ 389

CLASS B DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class B shares of each fund for the fiscal year ended July 31, 2005.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC**	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Biotechnology	$ 119,756	$ 0	$ 119,756	$ 39,918	$ 39,848	$ 70
Advisor Consumer Industries	$ 133,994	$ 0	$ 133,994	$ 44,665	$ 44,578	$ 87
Advisor Cyclical Industries	$ 180,579	$ 0	$ 180,579	$ 60,192	$ 60,192	$ 0
Advisor Developing Communications	$ 23,536	$ 0	$ 23,536	$ 7,844	$ 7,779	$ 65
Advisor Electronics	$ 67,492	$ 0	$ 67,492	$ 22,498	$ 22,447	$ 51
Advisor Financial Services	$ 1,245,817	$ 0	$ 1,245,817	$ 415,273	$ 413,580	$ 1,693
Advisor Health Care	$ 2,030,603	$ 0	$ 2,030,603	$ 676,868	$ 675,091	$ 1,777
Advisor Natural Resources	$ 606,635	$ 0	$ 606,635	$ 202,212	$ 202,139	$ 73
Advisor Technology	$ 2,454,702	$ 0	$ 2,454,702	$ 818,234	$ 816,013	$ 2,221
Advisor Telecommunications & Utilities Growth	$ 636,111	$ 0	$ 636,111	$ 212,037	$ 211,518	$ 519

CLASS C DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Class C shares of each fund for the fiscal year ended July 31, 2005.

Fund	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC*	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Advisor Biotechnology	$ 92,490	$ 74,754	$ 17,736	$ 30,830	$ 24,918	$ 5,912
Advisor Consumer Industries	$ 54,759	$ 46,507	$ 8,252	$ 18,253	$ 15,502	$ 2,751
Advisor Cyclical Industries	$ 111,380	$ 68,136	$ 43,244	$ 37,126	$ 22,712	$ 14,414
Advisor Developing Communications	$ 19,476	$ 11,809	$ 7,667	$ 6,491	$ 3,936	$ 2,555
Advisor Electronics	$ 82,066	$ 69,832	$ 12,234	$ 27,355	$ 23,277	$ 4,078
Advisor Financial Services	$ 600,821	$ 563,000	$ 37,821	$ 200,273	$ 187,667	$ 12,606
Advisor Health Care	$ 938,036	$ 861,506	$ 76,530	$ 312,679	$ 287,169	$ 25,510
Advisor Natural Resources	$ 384,519	$ 273,353	$ 111,166	$ 128,173	$ 91,118	$ 37,055
Advisor Technology	$ 863,904	$ 809,764	$ 54,140	$ 287,968	$ 269,921	$ 18,047
Advisor Telecommunications & Utilities Growth	$ 266,527	$ 251,360	$ 15,167	$ 88,843	$ 83,787	$ 5,056

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** These amounts are retained by FDC for use in its capacity as distributor.

Under each Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, each Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under each Class A, Class T, Class B, and Class C Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that each Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.


In addition to the distribution fees paid by FDC to intermediaries shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor Funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

Each fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee each paid monthly with respect to each position in a fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, and in each Advisor Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QTP's or Advisor Freedom Fund's assets that is invested in a fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR (or an agent, including an affiliate). Each fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the funds are 0.0375% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, each fund is subject to a multiple class surcharge of 10% of the asset-based fee.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
Advisor Biotechnology	$ 26,279	$ 44,418	$ 61,460
Advisor Consumer Industries	$ 27,742	$ 44,288	$ 61,640
Advisor Cyclical Industries	$ 42,921	$ 44,273	$ 61,463
Advisor Developing Communications	$ 16,532	$ 44,256	$ 61,385
Advisor Electronics	$ 24,192	$ 44,292	$ 61,654
Advisor Financial Services	$ 189,809	$ 204,136	$ 184,487
Advisor Health Care	$ 283,414	$ 278,196	$ 241,818
Advisor Natural Resources	$ 177,721	$ 119,630	$ 98,548
Advisor Technology	$ 328,013	$ 349,158	$ 245,696
Advisor Telecommunications & Utilities Growth	$ 83,407	$ 80,876	$ 76,512

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the following table.

Fund	2005	2004	2003
Advisor Biotechnology	$ 1,480	$ 1,660	$ 240
Advisor Consumer Industries	$ 118	$ 107	$ 243
Advisor Cyclical Industries	$ 132	$ 68	$ 78
Advisor Developing Communications	$ 0	$ 0	$ 0
Advisor Electronics	$ 645	$ 1,510	$ 1,020
Advisor Financial Services	$ 536	$ 467	$ 2,831
Advisor Health Care	$ 603	$ 1,463	$ 2,026
Advisor Natural Resources	$ 936	$ 672	$ 739
Advisor Technology	$ 2,392	$ 4,335	$ 6,617
Advisor Telecommunications & Utilities Growth	$ 350	$ 335	$ 791

Many fund shares are held in the name of intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon appropriate direction, be paid for providing recordkeeping services that would otherwise have been performed by FIIOC or an affiliate.

FIIOC may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation ("NSCC"). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment company created under an initial declaration of trust dated March 21, 1980. On May 26, 2000, Fidelity Advisor Telecommunications & Utilities Growth Fund changed its name from Fidelity Advisor Utilities Growth Fund to Fidelity Advisor Telecommunications & Utilities Growth Fund. Currently, there are 11 funds offered in Fidelity Advisor Series VII: Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Advisor Natural Resources. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Advisor Biotechnology, Advisor Developing Communications, and Advisor Electronics. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, and Advisor Natural Resources, in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Advisor Natural Resources' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended July 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

1. Each fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com (Literature and Fund) 60 days after its fiscal quarter-end.

2. Each fund will provide its top ten holdings (excluding cash and futures) as of the end of the calendar quarter on Fidelity's web site 15 or more days after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities include: a fund's trustees; a fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by a fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); S&P (full holdings weekly, six days after the end of the week); and Moody's Investor Services (full holdings weekly, six days after the end of the week).

FMR, its affiliates, or the funds will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Fidelity Advisor Focus Funds, Fidelity, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Advisor

Real Estate

Fund

Class A

(Fund 1128, CUSIP 315918342)

Class T

(Fund 1131, CUSIP 315918318)

Class B

(Fund 1129, CUSIP 315918334)

Class C

(Fund 1130, CUSIP 315918326)

Prospectus

September 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Class T, and compares each class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Each class also compares its performance to the performance of an additional index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Year-by-Year Returns

The returns in the chart do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Real Estate - Class T
Calendar Years	2003	2004
	32.02%	33.07%



During the periods shown in the chart for Class T of Advisor Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.60%	December 31, 2004
Lowest Quarter Return	 -5.71%	June 30, 2004
Year-to-Date Return	 6.84%	June 30, 2005

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC). After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class T are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Prospectus

For the periods ended December 31, 2004	Past 1 year	Life of classA
Advisor Real Estate
Class A - Return Before Taxes	 25.78%	 24.11%
Class T - Return Before Taxes	 28.41%	 25.04%
 Return After Taxes on Distributions	 26.84%	 23.64%
 Return After Taxes on Distributions and Sale of Fund Shares	 18.97%	 20.87%
Class B - Return Before Taxes	 27.35%	 25.40%
Class C - Return Before Taxes	 31.43%	 26.39%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 16.57%
Dow Jones Wilshire Real Estate Securities IndexSM (reflects no deduction for fees, expenses, or taxes)	 34.83%	 29.56%
LipperSM Real Estate Funds Average (reflects no deduction for fees, expenses, or taxes)	 32.05%	--

A From September 12, 2002.

If Fidelity Management & Research Company (FMR) were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	 3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneF	5.00%G	1.00%H
Sales charge (load) on reinvested distributions	None	None	None	None

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page <Click Here>.

G Declines over 6 years from 5.00% to 0%.

H On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.49%	0.51%	0.51%	0.51%
Total annual class operating expensesA	1.31%	1.58%	2.08%	2.08%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Real Estate	 1.25%	2/1/05	 1.50%	2/1/05	 2.00%	2/1/05	 2.00%	2/1/05

These arrangements may be discontinued by FMR at any time.

Prospectus

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 701	$ 701	$ 505	$ 505	$ 711	$ 211	$ 311	$ 211
3 years	$ 966	$ 966	$ 831	$ 831	$ 952	$ 652	$ 652	$ 652
5 years	$ 1,252	$ 1,252	$ 1,180	$ 1,180	$ 1,319	$ 1,119	$ 1,119	$ 1,119
10 years	$ 2,063	$ 2,063	$ 2,163	$ 2,163	$ 2,121A	$ 2,121A	$ 2,410	$ 2,410

A Reflects conversion to Class A shares after a maximum of seven years.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Real Estate - Class A	 1.22%
Advisor Real Estate - Class T	 1.47%
Advisor Real Estate - Class B	 1.97%
Advisor Real Estate - Class C	 1.97%

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates the fund's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Real Estate Fund normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Class A, Class T, Class B, and Class C shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of the fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Prospectus

Shareholder Information - continued

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B or Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class T's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Your investment professional can help you choose the class of shares that best suits your investment needs.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

Prospectus

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.



The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts or (ii) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Prospectus

Shareholder Information - continued

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity fund that offers Advisor classes of shares.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus any applicable CDSC.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity fund that offers Advisor classes of shares or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

Prospectus

Shareholder Information - continued

As a Class T shareholder, you have the privilege of exchanging Class T shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of the fund for the same class of shares of other Fidelity funds that offer Advisor classes of shares or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:


  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Prospectus

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity fund that offers Advisor classes of shares.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares or from Class A, Class T, Class B, or Class C of a Fidelity fund that offers Advisor classes of shares to the same class of another Fidelity fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

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Shareholder Information - continued

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus any applicable CDSC, on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for each class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

Prospectus

Shareholder Information - continued

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo, Japan 105-6019, serves as a sub-adviser for the fund. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

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Fund Services - continued

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Sam Wald is manager of Advisor Real Estate Fund, which he has managed since October 2004. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Sam Wald.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended July 31, 2005 was 0.57% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turns pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended July 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Prospectus

FDC distributes each class's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

  sales charges and concessions
  distribution and/or service (12b-1) fees
  finder's fees
  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

You may pay a sales charge when you buy or sell your Class A, Class T, Class B, or Class C shares.

FDC collects the sales charge.

As described in detail on the following pages, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class T, Class B, or Class C shares.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $24,999,999	1.00%	1.01%	0.75%
$25,000,000 or more	NoneB	NoneB	B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B See "Special Purchase Shares" on page <Click Here>.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	NoneB	NoneB	B

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

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Fund Services - continued

B See "Special Purchase Shares" on page <Click Here>.

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class O shares of Destiny I and Destiny II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Prospectus

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). You must file your Letter with Fidelity within 90 days of the start of your purchases toward completing your Letter. Each Class A or Class T purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

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Fund Services - continued

Detailed information about these programs also is available on www.advisor.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	 5%
1 year to less than 2 years	 4%
2 years to less than 3 years	 3%
3 years to less than 4 years	 3%
4 years to less than 5 years	 2%
5 years to less than 6 years	 1%
6 years to less than 7 yearsB	 0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity fund that offers Advisor classes of shares or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

Prospectus

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program.

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

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Fund Services - continued

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program.

A sales load waiver form must accompany these transactions.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust.

Prospectus

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program;

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

A waiver form must accompany these transactions.

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify Fidelity in advance of your redemption.

Information on sales charge reductions and waivers including CDSC waivers, is available free of charge on www.advisor.fidelity.com.

Special Purchase Shares. Certain Class A and Class T shares may be subject to a CDSC of 0.25% of the lesser of the cost of the shares at the date of purchase or the value of the shares at the time of redemption. These shares, referred to in this prospectus as "Special Purchase Shares," are Class A and Class T shares sold by investment professionals who receive a finder's fee from FDC equal to 0.25% of their purchase amount. Finder's fees are paid only in connection with purchases of: (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver; (ii) Class A shares in amounts of $25 million or more; and (iii) Class T shares in amounts of $1 million or more. Investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount. Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts.

Investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class A shares of all funds made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million Letter; and an incremental load waived trade toward an investor's $1 million Letter.

Prospectus

Fund Services - continued

Investment professionals may be eligible for a finder's fee at the rate of 0.25% of the purchase amount on the following purchases of Class T shares of all funds made through broker-dealers and banks: an individual trade of $1 million or more; a trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made (i) with the proceeds from the redemption of shares of any Fidelity fund or (ii) by the Fidelity Investments Charitable Gift Fund, will not be considered.

The CDSC will be assessed on Special Purchase Shares if they do not remain in Class A or Class T shares of Fidelity funds that offer Advisor classes of shares, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. Shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC.

To determine the applicability of the CDSC, Class A, Class T, or Daily Money Class shares representing reinvested dividends and capital gains will be redeemed first, followed by Special Purchase Shares that have been held for the longest period of time. Special Purchase Shares held for less than one year will be redeemed last.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance of the eligible purchase, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

The CDSC on Special Purchase Shares will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian; or

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

Prospectus

A waiver form must accompany these transactions.

To qualify for a Special Purchase Share CDSC waiver, you must notify Fidelity in advance of your redemption.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class T has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class T is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class T shares. Class T may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class T's 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

Prospectus

Fund Services - continued

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class T shares.

In addition, pursuant to the Class T plan, Class T pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class T's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class B has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class B is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class B plan, Class B pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Prospectus

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive sales concessions, finder's fees, and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

In addition to the above payments, the plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of each class' shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for each class. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services that the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Advisor Real Estate - Class A

Years ended July 31,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.22	$ $ 11.33	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .31	 .27	 .21
Net realized and unrealized gain (loss) 	 5.52	 2.03	 1.28
Total from investment operations 	 5.83	 2.30	 1.49
Distributions from net investment income 	 (.29)	 (.30)	 (.16)
Distributions from net realized gain 	 (.53)	 (.11)	 -
Total distributions 	 (.82)	 (.41)	 (.16)
Net asset value, end of period 	$ 18.23	$ 13.22	$ 11.33
Total Return B, C, D 	 45.48%	 20.59%	 15.13%
Ratios to Average Net Assets G
Expenses before expense reductions 	 1.31%	 1.54%	 2.98% A
Expenses net of voluntary waivers, if any 	 1.28%	 1.54%	 1.75% A
Expenses net of all reductions 	 1.25%	 1.52%	 1.72% A
Net investment income (loss) 	 1.98%	 2.10%	 2.35% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 53,097	$ 22,273	$ 3,993
Portfolio turnover rate 	 62%	 52%	 47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Advisor Real Estate - Class T

Years ended July 31,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.21	$ $ 11.32	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .26	 .23	 .18
Net realized and unrealized gain (loss) 	 5.53	 2.02	 1.29
Total from investment operations 	 5.79	 2.25	 1.47
Distributions from net investment income 	 (.24)	 (.25)	 (.15)
Distributions from net realized gain 	 (.53)	 (.11)	 --
Total distributions 	 (.77)	 (.36)	 (.15)
Net asset value, end of period 	$ 18.23	$ 13.21	$ 11.32
Total Return B, C, D 	 45.12%	 20.12%	 14.91%
Ratios to Average Net Assets G
Expenses before expense reductions 	 1.61%	 1.86%	 3.32% A
Expenses net of voluntary waivers, if any 	 1.57%	 1.85%	 2.00% A
Expenses net of all reductions 	 1.54%	 1.83%	 1.97% A
Net investment income (loss) 	 1.70%	 1.80%	 2.10% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 66,303	$ 26,037	$ 9,049
Portfolio turnover rate 	 62%	 52%	 47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Advisor Real Estate - Class B

Years ended July 31,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.18	$ $ 11.29	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .18	 .16	 .14
Net realized and unrealized gain (loss) 	 5.50	 2.04	 1.28
Total from investment operations 	 5.68	 2.20	 1.42
Distributions from net investment income 	 (.17)	 (.20)	 (.13)
Distributions from net realized gain 	 (.53)	 (.11)	 --
Total distributions 	 (.70)	 (.31)	 (.13)
Net asset value, end of period 	$ 18.16	$ 13.18	$ 11.29
Total Return B, C, D 	 44.31%	 19.67%	 14.38%
Ratios to Average Net Assets G
Expenses before expense reductions 	 2.10%	 2.33%	 3.82% A
Expenses net of voluntary waivers, if any 	 2.07%	 2.33%	 2.50% A
Expenses net of all reductions 	 2.03%	 2.31%	 2.47% A
Net investment income (loss) 	 1.20%	 1.31%	 1.60% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 26,349	$ 12,910	$ 5,061
Portfolio turnover rate 	 62%	 52%	 47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Advisor Real Estate - Class C

Years ended July 31,	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.18	$ $ 11.29	$ $ 10.00
Income from Investment Operations
Net investment income (loss) E 	 .19	 .17	 .14
Net realized and unrealized gain (loss) 	 5.50	 2.03	 1.28
Total from investment operations 	 5.69	 2.20	 1.42
Distributions from net investment income 	 (.17)	 (.20)	 (.13)
Distributions from net realized gain 	 (.53)	 (.11)	 --
Total distributions 	 (.70)	 (.31)	 (.13)
Net asset value, end of period 	$ 18.17	$ 13.18	$ 11.29
Total Return B, C, D 	 44.38%	 19.67%	 14.38%
Ratios to Average Net Assets G
Expenses before expense reductions 	 2.09%	 2.29%	 3.76% A
Expenses net of voluntary waivers, if any 	 2.05%	 2.29%	 2.50% A
Expenses net of all reductions 	 2.02%	 2.27%	 2.47% A
Net investment income (loss) 	 1.22%	 1.35%	 1.60% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 29,410	$ 13,671	$ 5,059
Portfolio turnover rate 	 62%	 52%	 47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Prior Performance of a Similar Fund

FMR began managing Advisor Real Estate on September 12, 2002, and its asset size as of July 31, 2005 was approximately $179 million. Advisor Real Estate has investment objectives and policies that are substantially identical in all material respects to Fidelity Real Estate Investment Portfolio, which is managed by FMR. FMR began managing Fidelity Real Estate Investment Portfolio on November 17, 1986, and its asset size as of July 31, 2005 was approximately $5.9 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Real Estate Investment Portfolio. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

The performance of Fidelity Real Estate Investment Portfolio does not represent the past performance of each class of Advisor Real Estate and is not an indication of the future performance of each class of Advisor Real Estate. You should not assume that each class of Advisor Real Estate will have the same performance as Fidelity Real Estate Investment Portfolio. The performance of each class of Advisor Real Estate may be better or worse than the performance of Fidelity Real Estate Investment Portfolio due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between each class of Advisor Real Estate and Fidelity Real Estate Investment Portfolio. Class A, Class T, Class B, and Class C of Advisor Real Estate may have higher sales charges and may have higher total expenses than Fidelity Real Estate Investment Portfolio, which would have resulted in lower performance if Advisor Real Estate's Class A, Class T, Class B, and Class C sales charges and expenses had been applied to the performance of Fidelity Real Estate Investment Portfolio.

The following charts show the performance of Advisor Real Estate, as represented by the performance of Class T, and changes in the performance of Fidelity Real Estate Investment Portfolio from year to year.

The following table compares the performance of each class of Advisor Real Estate and the performance of Fidelity Real Estate Investment Portfolio to the performance of a market index and an average of the performance of similar funds over various periods of time.

Prospectus

Appendix - continued

Year-by-Year Returns

Advisor Real Estate - Class T
Calendar Years	2003	2004	YTD
	32.02%	33.07%	6.84%



During the periods shown in the chart for Class T of Advisor Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.60%	December 31, 2004
Lowest Quarter Return	 -5.71%	June 30, 2004
Year-to-Date Return	 6.84%	June 30, 2005
Fidelity Real Estate Investment Portfolio
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	YTD
	36.23%	21.39%	-18.60%	-0.97%	31.38%	9.50%	5.77%	33.78%	34.15%	6.41%



During the periods shown in the chart for Real Estate Investment:	Returns	Quarter ended
Highest Quarter Return	 18.99%	December 31, 1996
Lowest Quarter Return	 -11.54%	September 30, 1998
Year-to-Date Return	 6.41%	June 30, 2005

Prospectus

Average Annual Returns

After-tax returns for Advisor Real Estate and Fidelity Real Estate Investment Portfolio are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class T are shown in the table below and after-tax returns for other classes will vary. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years/Life of fund/class
Advisor Real Estate
Class AA -Return Before Taxes	25.78%	--	24.11%
Class T A -Return Before Taxes	28.41%	--	25.04%
Return After Taxes on Distributions	26.84%	--	23.64%
Return After Taxes on Distributions and Sale of Fund Shares	18.97%	--	20.87%
Class BA -Return Before Taxes	27.35%	--	25.40%
Class CA -Return Before Taxes	31.43%	--	26.39%
Fidelity Real Estate Investment PortfolioB
 Return Before Taxes	 34.15%	 22.25%	 14.98%
 Return After Taxes on Distributions	 32.51%	 20.18%	 12.81%
 Return After Taxes on Distributions and Sale of Fund Shares	 23.65%	 18.46%	 11.95%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%
Dow Jones Wilshire Real Estate Securities Index (reflects no deduction for fees, expenses, or taxes)	 34.83%	 22.33%	 15.10%
Lipper Real Estate Funds Average (reflects no deduction for sales charges or taxes)	 32.05%	 21.41%	 14.87%

A From September 12, 2002.

B Each class of Advisor Real Estate offered through this prospectus charges a 12b-1 fee while Fidelity Real Estate Investment Portfolio does not. Each class of Advisor Real Estate offered through this prospectus sells its shares with a front-end sales charge or contingent deferred sales charge, while Fidelity Real Estate Investment Portfolio does not sell its shares with a front-end sales charge or a contingent deferred sales charge. Including any applicable sales charge and/or 12b-1 fee in a performance calculation produces a lower return.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Dow Jones Wilshire Real Estate Securities Index (full-cap) is a market capitalization-weighted index of publicly traded real estate securities such as REITs and real estate operating companies (REOCs).

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03010

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.772625.104 ARE-pro-0905

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity® Advisor

Real Estate

Fund

Institutional Class

(Fund 1132, CUSIP 315918292)

Prospectus

September 29, 2005

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Prior Performance of a Similar Fund

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies


  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks


  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Summary - continued

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the fund's performance from year to year, as represented by the performance of Institutional Class, and compares Institutional Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Institutional Class also compares its performance to the performance of an additional index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Year-by-Year Returns

Advisor Real Estate - Institutional Class
Calendar Years	2003	2004
	32.62%	34.11%



During the periods shown in the chart for Institutional Class of Advisor Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.83%	December 31, 2004
Lowest Quarter Return	 -5.54%	June 30, 2004
Year-to-Date Return	 7.23%	June 30, 2005

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Past 1 year	Life of classA
Advisor Real Estate
Institutional Class - Return Before Taxes	 34.11%	 27.78%
 Return After Taxes on Distributions	 32.13%	 26.14%
 Return After Taxes on Distributions and Sale of Fund Shares	 22.66%	 23.13%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 16.57%
Dow Jones Wilshire Real Estate Securities IndexSM (reflects no deduction for fees, expenses, or taxes)	 34.83%	 29.56%
LipperSM Real Estate Funds Average (reflects no deduction for fees, expenses, or taxes)	 32.05%	--

A From September 12, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Dow Jones Wilshire Real Estate Securities IndexSM  is a float-adjusted market capitalization-weighted index of publicly traded real estate securities such as real estate investment trusts (REITs) and real estate operating companies (REOCs).

The Lipper Funds Average reflects the performance of mutual funds with similar objectives.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual class operating expensesA	0.91%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Institutional Class operating expenses would have been 0.88%.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the real estate industry and other real estate related investments. Companies in the real estate industry and real estate related investments may include, for example, real estate investment trusts (REITs) that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates the fund's investments in a particular industry, the fund's performance could depend heavily on the performance of that industry and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Prospectus

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Real Estate Fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk, by investing primarily in the equity securities of companies in the real estate industry. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

Advisor Real Estate Fund normally invests at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations or official closing prices. Certain short-term securities are valued on the basis of amortized cost. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair value pricing will be used for high yield debt and floating rate loans when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value. To the extent the fund invests in other open-end funds, the fund will calculate its NAV using the NAV of the underlying funds in which it invests as described in the underlying funds' prospectuses. The fund may invest in other Fidelity funds that use the same fair value pricing policies as the fund or in Fidelity money market funds. A security's valuation may differ depending on the method used for determining value. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders. While the fund has policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please call 1-877-208-0098 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
100 Crosby Parkway
Covington, KY 41015

You may buy or sell Institutional Class shares of the fund through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of the fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of the fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including exchanges.

For example, the fund may reject any purchase orders, including exchanges, from market timers or investors that, in FMR's opinion, may be disruptive to the fund.

Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. Accordingly, the Board of Trustees has adopted policies and procedures designed to discourage excessive or short-term trading of fund shares. However, there is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent frequent trading. The fund may alter its policies at any time without prior notice to shareholders.

Prospectus

Shareholder Information - continued

There is no minimum holding period and shareholders can sell their shares at any time. Shareholders will ordinarily comply with the fund's policies regarding excessive trading by allowing 90 days to pass after each investment before they sell or exchange from the fund. The fund may take action if shares are held longer than 90 days if the trading is disruptive for other reasons such as unusually large trade size. The fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the fund reserves the right to impose restrictions on purchases or exchanges at any time or conditions that are more restrictive on disruptive, excessive, or short-term trading than those that are otherwise stated in this prospectus.

Excessive trading activity is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder buys and then sells shares of a fund within 30 days. Shareholders are limited to two roundtrip transactions per fund within any rolling 90-day period, subject to an overall limit of four roundtrip transactions across all Fidelity funds over a rolling 12-month period. Roundtrip transactions are counted at the shareholder account level for this purpose and each class of a multiple class fund is treated separately. Transactions of $1,000 or less, systematic withdrawal and/or contribution programs, mandatory retirement distributions, and transactions initiated by a plan sponsor will not count toward the roundtrip limits. For employer-sponsored retirement plans, only participant directed exchanges will count toward the roundtrip limits.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block for an 85-day period. For repeat offenders, FMR may, but does not have the obligation to, impose long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's common control at any time, other than a participant's account held through an employer-sponsored retirement plan. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Prospectus

Qualified wrap programs will be monitored by matching the adviser's orders for purchase, exchange, or sale transactions in fund shares to determine if the adviser's orders comply with the fund's frequent trading policies. Additions to and withdrawals from a qualified wrap program by the adviser's client will not be matched with transactions initiated by the adviser. Therefore if the adviser buys shares of a fund and an individual client subsequently sells shares of the same fund within 30 days, the client's transaction is not matched with the adviser's and therefore does not count as a roundtrip. However, client initiated transactions are subject to the fund's policies on frequent trading and individual clients will be subject to restrictions due to their frequent trading in a wrap account. Excessive trading by an adviser will lead to fund blocks and the wrap program will cease to be a qualified wrap program. If the wrap program is blocked from making additional purchases or exchange purchases of a fund because of excessive trading by the adviser the wrap program will no longer be considered qualified and any transaction whether initiated by the adviser or the client will be matched when counting roundtrips. Wrap account client purchases and sale transactions will be monitored under the fund's monitoring policy as though the wrap clients were fund shareholders. A qualified wrap program is: i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

The fund's excessive trade monitoring policy described above does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds, or omnibus accounts. Trustees or advisers of donor-advised charitable gift funds must certify to the fund's satisfaction that they either work from an asset allocation model or direct transactions in their accounts in concert with changes in a model portfolio and that participants are limited in their ability to influence investments by the trust. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity fund's policies on frequent trading to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has policies designed to control frequent trading and that they are reasonably likely to be effective as determined by the Fidelity fund's Treasurer. The adviser to the fund-of-fund(s) must also demonstrate to the Fidelity fund's Treasurer that its investment strategy will not lead to excessive trading. Omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the fund. Short-term trading by these investors is likely to go undetected by the fund and may increase costs and disrupt portfolio management. The fund will monitor aggregate trading in qualified fund-of-funds and known omnibus accounts to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. There is no assurance that these policies will be effective, or will successfully detect or deter market timing.

Prospectus

Shareholder Information - continued

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except as provided under the fund's policies with respect to known omnibus accounts, qualified fund-of-fund(s), qualified wrap accounts, donor-advised charitable gift funds, and 30 day roundtrips.

Buying Shares

Institutional Class shares are offered to:


1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;


3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;



4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;



5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.



The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.



The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Prospectus

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
  Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Institutional Class shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plans	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) investments through a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

Prospectus

Shareholder Information - continued

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity fund that offers Advisor classes of shares or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money Line® to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity funds that offer Advisor classes of shares or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Deutsche Bank Trust Company Americas, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Your shares will be sold at the next NAV calculated after your order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  The address on your account (record address) has changed within the last 15 or 30 days, depending on your account, and you wish to sell $10,000 or more of shares;
  You are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Prospectus

Shareholder Information - continued

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of other Fidelity funds that offer Advisor classes of shares or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Prospectus

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity funds that offer Advisor classes of shares or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:


  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund or class, read its prospectus.
  The fund or class you are exchanging into must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify the exchange privilege in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the fund.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Prospectus

Shareholder Information - continued

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity fund that offers Advisor classes of shares.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Prospectus

Other Features. The following other features are also available to buy and sell shares of the fund.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed, even if more than one person in a household holds shares of the fund. Call Fidelity at 1-877-208-0098 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, call Fidelity at 1-877-208-0098.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

If your account balance falls below $1,000 for any reason, including solely due to declines in NAV, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV on the day your account is closed. Accounts not subject to account minimums will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for Institutional Class:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

Prospectus

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity fund that offers Advisor classes of shares or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of March 31, 2005, FMR had approximately $9.1 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 25 Lovat Lane, London, EC3R 8LL, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East), at Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan, serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2004, FIIA had approximately $17.9 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), at 25 Cannon Street, London, EC4M 5TA, England, serves as a sub-adviser for the fund. As of September 28, 2004, FIIA(U.K.)L had approximately $10.7 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama JT Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo, Japan 105-6019, serves as a sub-adviser for the fund. As of September 28, 2004, FIJ had approximately $42.1 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for the fund from time to time.

FMR Co., Inc. (FMRC) serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing investments for the fund.

FMRC is an affiliate of FMR. As of March 31, 2005, FMRC had approximately $630.1 billion in discretionary assets under management.

Prospectus

Fund Services - continued

Sam Wald is manager of Advisor Real Estate Fund, which he has managed since October 2004. Since joining Fidelity Investments in 1996, he has worked as a research analyst, associate portfolio manager and manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Sam Wald.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2005, the group fee rate was 0.27%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended July 31, 2005 was 0.57% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turns pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended July 31, 2005.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Intermediaries, such as banks, broker-dealers, and other service-providers, may receive from FMR, FDC and/or their affiliates compensation for their services intended to result in the sale of shares of the fund. This compensation may take the form of:

Prospectus

  payments for additional distribution-related activities and/or shareholder services
  payments for educational seminars and training, including seminars sponsored by FMR or an affiliate, or by an intermediary

These payments are described in more detail on the following pages and in the SAI.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

In addition to the above payments, the plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class' shares and/or shareholder support services. FMR, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class. The SAI contains further details about these payments made by FMR, FDC and their affiliates and the services provided by certain intermediaries. Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

If mutual fund sponsors and their affiliates make distribution and/or non-distribution related payments in varying amounts, certain intermediaries and investment professionals that receive these payments may have an incentive to recommend one mutual fund or one share class over another.

In addition, the fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to intermediaries for performing recordkeeping and administrative services that the fund's transfer agent or an affiliate would otherwise have to perform directly. These payments are not charged to the fund and do not directly increase the fund's total expenses. Please see "Transfer and Service Agent Agreements" in the SAI for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Institutional Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended July 31,	2005	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period 	$ 13.28	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D 	 .36	 .32	 .23
Net realized and unrealized gain (loss) 	 5.56	 2.04	 1.28
Total from investment operations 	 5.92	 2.36	 1.51
Distributions from net investment income 	 (.34)	 (.32)	 (.16)
Distributions from net realized gain 	 (.53)	 (.11)	 -
Total distributions 	 (.87)	 (.43)	 (.16)
Net asset value, end of period 	$ 18.33	$ 13.28	$ 11.35
Total Return B, C 	 46.05%	 21.11%	 15.33%
Ratios to Average Net Assets F
Expenses before expense reductions 	 .91%	 1.12%	 2.68% A
Expenses net of voluntary waivers, if any 	 .91%	 1.12%	 1.50% A
Expenses net of all reductions 	 .88%	 1.10%	 1.47% A
Net investment income (loss) 	 2.35%	 2.53%	 2.60% A
Supplemental Data
Net assets, end of period (000 omitted) 	$ 4,162	$ 2,478	$ 1,225
Portfolio turnover rate 	 62%	 52%	 47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 12, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Prior Performance of a Similar Fund

FMR began managing Advisor Real Estate on September 12, 2002, and its asset size as of July 31, 2005 was approximately $179 million. Advisor Real Estate has investment objectives and policies that are substantially identical in all material respects to Fidelity Real Estate Investment Portfolio, which is managed by FMR. FMR began managing Fidelity Real Estate Investment Portfolio on November 17, 1986, and its asset size as of July 31, 2005 was approximately $5.9 million. FMR also may manage other substantially similar funds and accounts that may have better or worse performance than Fidelity Real Estate Investment Portfolio. Performance of other funds and accounts is not included due to factors such as differences in their policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

The performance of Fidelity Real Estate Investment Portfolio does not represent the past performance of Institutional Class of Advisor Real Estate and is not an indication of the future performance of Institutional Class of Advisor Real Estate. You should not assume that Institutional Class of Advisor Real Estate will have the same performance as Fidelity Real Estate Investment Portfolio. The performance of Institutional Class of Advisor Real Estate may be better or worse than the performance of Fidelity Real Estate Investment Portfolio due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Institutional Class of Advisor Real Estate and Fidelity Real Estate Investment Portfolio. Institutional Class of Advisor Real Estate may have higher total expenses than Fidelity Real Estate Investment Portfolio, which would have resulted in lower performance if Advisor Real Estate's Institutional Class expenses had been applied to the performance of Fidelity Real Estate Investment Portfolio.

The following charts show the performance of Advisor Real Estate, as represented by the performance of Institutional Class, and changes in the performance of Fidelity Real Estate Investment Portfolio from year to year.

The following table compares the performance of Institutional Class of Advisor Real Estate and the performance of Fidelity Real Estate Investment Portfolio to the performance of a market index and an average of the performance of similar funds over various periods of time.

Prospectus

Year-by-Year Returns

Advisor Real Estate - Institutional Class
Calendar Years	2003	2004	YTD
	32.62%	34.11%	7.23%



During the period shown in the chart for Institutional Class of Advisor Real Estate:	Returns	Quarter ended
Highest Quarter Return	 16.83%	December 31, 2004
Lowest Quarter Return	 7.23%	June 30, 2004
Year-to-Date Return	 -5.54%	June 30, 2005
Fidelity Real Estate Investment Portfolio
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	YTD
	36.23%	21.39%	-18.60%	-0.97%	31.38%	9.50%	5.77%	33.78%	34.15%	6.41%



During the periods shown in the chart for Real Estate Investment:	Returns	Quarter ended
Highest Quarter Return	 18.99%	December 31, 1996
Lowest Quarter Return	 -11.54%	September 30, 1998
Year-to-Date Return	 6.41%	June 30, 2005

Prospectus

Appendix - continued

Average Annual Returns

After-tax returns for Advisor Real Estate and Fidelity Real Estate Investment Portfolio are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2004	Average Annual Returns for the periods ended December 31, 2004
	Past 1 year	Past 5 years	Past 10 years/ Life of fund
Advisor Real Estate
Institutional ClassA - Return Before Taxes	 34.11%	--	 27.78%
 Return After Taxes on Distributions	 32.13%	--	 26.14%
 Return After Taxes on Distributions and Sale of Fund Shares	 22.66%	--	 23.13%
Fidelity Real Estate Investment Portfolio
 Return Before Taxes	 34.15%	 22.25%	 14.98%
 Return After Taxes on Distributions	 32.51%	 20.18%	 12.81%
 Return After Taxes on Distributions and Sale of Fund Shares	 23.65%	 18.46%	 11.95%
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 10.88%	 -2.30%	 12.07%
Dow Jones Wilshire Real Estate Securities Index (full-cap) (reflects no deduction for fees, expenses, or taxes)	 34.83%	 22.33%	 15.10%
Lipper Real Estate Funds Average (reflects no deduction for sales charges or taxes)	 32.05%	 21.41%	 14.87%

A From September 12, 2002.

If FMR were to reimburse certain expenses, returns would be higher during these periods.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Dow Jones Wilshire Real Estate Securities Index (full-cap) is a market capitalization-weighted index of publicly traded real estate securities such as REITs and real estate operating companies (REOCs).

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03010

Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Advisor Money Line, and Directed Dividends are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.772626.104 AREI-pro-0905

FIDELITY® ADVISOR REAL ESTATE FUND

A Fund of Fidelity Advisor Series VII

CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2005

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual reports are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated September 29, 2005, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.advisor.fidelity.com.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contract	<Click Here>

Proxy Voting Guidelines	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

ARE/AREI-ptb-0905
1.772627.104

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, with respect to the fund's investments in a Fidelity Central Investment Portfolio (CIP), Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by the CIP as the issuer of the CIP.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For purposes of the fund's diversification limitation discussed above, Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin Purchases

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

In addition to the fund's fundamental and non-fundamental limitations discussed above:

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. The fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital. Certain Fidelity funds are permitted to invest their assets allocated to debt in a central fund. Such an investment allows a fund to obtain the benefits of a fully diversified bond portfolio regardless of the amount of assets the fund invests in debt.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. High income CIPs seek a high level of income, and may also seek capital appreciation. Investment-grade CIPs seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment allows a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Companies "Principally Engaged" in the Real Estate Industry. For purposes of the fund's investment objective and policy of investing at least 80% of its assets in securities of companies principally engaged in the real estate industry and other real estate related investments, FMR considers a company to be principally engaged in the real estate industry if at least 50% of its assets (marked to market), gross income, or net profits are attributable to ownership, construction, management, or sale of residential, commercial, or industrial real estate.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Fund's Rights as an Investor. The fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. The fund's proxy voting guidelines are included in this SAI.

Futures, Options, and Swaps. The following paragraphs pertain to futures, options, and swaps: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, Writing Put and Call Options, and Swap Agreements.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 IndexSM  (S&P 500®). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Limitations on Futures and Options Transactions. The trust, on behalf of the fund, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the fund's operation. Accordingly, the fund is not subject to registration or regulation as a CPO.

The fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Swap Agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements also may allow a fund to acquire or reduce credit exposure to a particular issuer. The most significant factor in the performance of swap agreements is the change in the factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. If a swap counterparty's creditworthiness declines, the risk that they may not perform may increase, potentially resulting in a loss to the fund. Although there can be no assurance that the fund will be able to do so, the fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by Moody's® Investors Service, Standard & Poor's® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The fund will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The fund will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR to be in good standing and when, in FMR's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value per share (NAV). Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Temporary Defensive Policies. The fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. FMR may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR), FMR generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any compensation paid; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system.

Securities may be purchased from underwriters at prices that include underwriting fees.

Generally, compensation relating to investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive compensation for their services.

The fund may execute portfolio transactions with brokers or dealers (who are not affiliates of FMR) that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's normal research activities in providing investment advice to the fund. FMR's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR takes into account the products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR nor the fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of compensation or otherwise.

Brokers or dealers that execute transactions for the fund may receive compensation that is in excess of the amount of compensation that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing the fund to pay such higher compensation, FMR will make a good faith determination that the compensation is reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR or its affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS), provided it determines that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as "soft dollars." FMR trades with its affiliated brokers on an execution-only basis. Prior to February 6, 2004, certain trades executed through NFS were transacted with Archipelago ECN (Archipelago), an ECN in which a wholly-owned subsidiary of FMR Corp. had an equity ownership interest.

FMR may allocate brokerage transactions to brokers or dealers (who are not affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the compensation paid by a fund toward the reduction of that fund's expenses.

The Trustees of the fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the compensation paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended July 31, 2005 and 2004, the fund's portfolio turnover rates were 62% and 52%, respectively. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year, shareholder activity, and/or portfolio turnover.

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The following table shows the total amount of brokerage commissions paid by the fund for the fiscal years ended July 31, 2005, 2004, and 2003, stated as a dollar amount and a percentage of the fund's average net assets.

	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
July 31
2005		$ 261,951	 0.21%
2004		$ 102,011	 0.19%
2003		$ 31,267	 0.24%

During the fiscal years ended July 31, 2005, 2004, and 2003, the fund paid brokerage commissions of $7,360, $5,957, and $3,870, respectively, to NFS. NFS is paid on a commission basis. During the fiscal year ended July 31, 2005, this amounted to approximately 2.81% of the aggregate brokerage commissions paid by the fund for transactions involving approximately 12.21% of the aggregate dollar amount of transactions for which the fund paid brokerage commissions. The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

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During the fiscal year ended July 31, 2005, the fund paid $220,254 in brokerage commissions to firms for providing research services involving approximately $106,082,256 of transactions. The provision of research services was not necessarily a factor in the placement of all this business with such firms.

The Trustees of the fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the fund from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the compensation paid by the fund on portfolio transactions is legally permissible and advisable. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for the fund to participate, or continue to participate, in the commission recapture program.

Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for the fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

BUYING, SELLING, AND EXCHANGING INFORMATION

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All Classes

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. A portion of the fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends. Because the fund may earn other types of income, such as interest, short-term capital gains, and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). A portion of the fund's dividends derived from certain U.S. Government securities and securities of certain other investment companies may be exempt from state and local taxation.

Capital Gain Distributions. The fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

Returns of Capital. If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Foreign Tax Credit or Deduction. Foreign governments may withhold taxes on dividends and interest earned by the fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. Because the fund does not currently anticipate that securities of foreign issuers will constitute more than 50% of its total assets at the end of its fiscal year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 320 funds advised by FMR or an affiliate. Mr. McCoy oversees 322 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 311 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee) shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1980

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Real Estate. He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Advisor Series VII. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VII. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Advisor Real Estate. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity investments in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Samuel J. Wald (31)

Year of Election or Appointment: 2005

Vice President of Advisor Real Estate. Mr. Wald also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Wald worked as an analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Advisor Real Estate. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Real Estate. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Real Estate. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Real Estate. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Real Estate. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Real Estate. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Real Estate. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Real Estate. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Real Estate. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (46)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Real Estate. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Real Estate. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Real Estate. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Advisor Real Estate. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (46)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Real Estate. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Real Estate. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Standing Committees of the Fund's Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the Fidelity funds and their shareholders. The committees facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 11 standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Mann currently serving as Chair. The committee normally meets monthly (except August), or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended July 31, 2005 the committee held 12 meetings.

The Fair Value Oversight Committee is composed of all of the Independent Trustees, with Mr. Mann currently serving as Chair. The committee normally meets quarterly, or more frequently as called by the Chair. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities. The committee provides oversight regarding the investment policies relating to, and Fidelity funds' investment in, non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended July 31, 2005, the committee held four meetings.

The Board of Trustees has established three Fund Oversight Committees: the Equity Committee (composed of Mr. Lautenbach (Chair), Ms. Small, and Mr. Stavropoulos), the Fixed-Income, International, and Special Committee (composed of Ms. Knowles (Chair), Mr. Dirks, and Dr. Gates), and the Select and Asset Allocation Committee (composed of Mr. McCoy (Chair), Dr. Heilmeier, and Mr. Wolfe). Each committee normally meets in conjunction with in-person meetings of the Board of Trustees, or more frequently as called by the Chair of the respective committee. Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant Fidelity fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. The Fixed-Income and International Committee also receives reports required under Rule 2a-7 of the 1940 Act and has oversight of research bearing on credit quality, investment structures and other fixed-income issues, and of international research. The Select and Special Committee has oversight of FMR's equity investment research. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations. Prior to July 2005, the Fixed-Income, International, and Special Committee was known as the Fixed-Income and International Committee, and the Select and Asset Allocation Committee was known as the Select and Special Committee. During the fiscal year ended July 31, 2005, the Equity Committee held 11 meetings, the Fixed-Income, International, and Special Committee held 11 meetings, and the Select and Asset Allocation Committee held 9 meetings.

The Board of Trustees has established two Fund Contract Committees: the Equity Contract Committee (composed of Mr. Lautenbach (Chair), Ms. Knowles and Mr. McCoy) and the Fixed-Income Contract Committee (composed of Ms. Knowles (Chair), Mr. Dirks, and Dr. Gates). Each committee will ordinarily meet as needed to consider matters related to the renewal of fund investment advisory agreements. The committees will assist the Independent Trustees in their consideration of investment advisory agreements of each fund. Each committee receives information on and makes recommendations concerning the approval of investment advisory agreements between the Fidelity funds and FMR and its affiliates and any non-FMR affiliate that serves as a sub-adviser to a Fidelity fund (collectively, investment advisers) and the annual review of these contracts. The Fixed-Income Contract Committee will be responsible for investment advisory agreements of the fixed-income funds. The Equity Contract Committee will be responsible for the investment advisory agreements of all other funds. With respect to each fund under its purview, each committee: requests and receives information on the nature, extent, and quality of services provided to the shareholders of the Fidelity funds by the investment advisers and their respective affiliates, fund performance, the investment performance of the investment adviser, and such other information as the committee determines to be reasonably necessary to evaluate the terms of the investment advisory agreements; considers the cost of the services to be provided and the profitability and other benefits that the investment advisers and their respective affiliates derive or will derive from their contractual arrangements with each of the funds (including tangible and intangible "fall-out benefits"); considers the extent to which economies of scale would be realized as the funds grow and whether fee levels reflect those economies of scale for the benefit of fund investors; considers methodologies for determining the extent to which the funds benefit from economies of scale and refinements to these methodologies; considers information comparing the services to be rendered and the amount to be paid under the funds' contracts with those under other investment advisory contracts entered into with FMR and its affiliates and other investment advisers, such as contracts with other registered investment companies or other types of clients; considers such other matters and information as may be necessary and appropriate to evaluate investment advisory agreements of the funds; and makes recommendations to the Board concerning the approval or renewal of investment advisory agreements. Each committee will consult with the other committees of the Board of Trustees, and in particular with the Audit Committee and the applicable Fund Oversight Committees, in carrying out its responsibilities. Each committee's responsibilities are guided by Sections 15(c) and 36(b) of the 1940 Act. While each committee consists solely of Independent Trustees, its meetings may, depending upon the subject matter, be attended by one or more senior members of FMR's management or representatives of a sub-adviser not affiliated with FMR. During the fiscal year ended July 31, 2005 the Equity Contract Committee held three meetings and the Fixed-Income Contract Committee held two meetings.

The Shareholder Services, Brokerage and Distribution Committee is composed of Messrs. Stavropoulos (Chair), Dirks, and Lautenbach, and Ms. Small. The committee normally meets monthly (except August), or more frequently as called by the Chair. Regarding shareholder services, the committee considers the structure and amount of the Fidelity funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the Fidelity funds by FMR and its affiliates, including pricing and bookkeeping services. Regarding brokerage, the committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of Fidelity fund shares. The committee also monitors brokerage and other similar relationships between the Fidelity funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the Fidelity funds, policies and procedures regarding frequent purchase of Fidelity fund shares, and selective disclosure of portfolio holdings. During the fiscal year ended July 31, 2005, the Shareholder Services, Brokerage and Distribution Committee held 11 meetings.

The Audit Committee is composed of Ms. Knowles (Chair), Drs. Gates and Heilmeier, and Messrs. McCoy and Wolfe. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets monthly (except August), or more frequently as called by the Chair. The committee meets separately at least four times a year with the Fidelity funds' Treasurer, with personnel responsible for the internal audit function of FMR Corp., and with the Fidelity funds' outside auditors. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the Fidelity funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the Fidelity funds and the funds' service providers, (ii) the financial reporting processes of the Fidelity funds, (iii) the independence, objectivity and qualification of the auditors to the Fidelity funds, (iv) the annual audits of the Fidelity funds' financial statements, and (v) the accounting policies and disclosures of the Fidelity funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any Fidelity fund, and (ii) the provision by any outside auditor of certain non-audit services to Fidelity fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by outside auditors of the Fidelity funds. It is responsible for approving all audit engagement fees and terms for the Fidelity funds, resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting, and has sole authority to hire and fire any auditor. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the Fidelity funds and any service providers consistent with Independent Standards Board Standard No. 1. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the Fidelity funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the Fidelity funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the Fidelity funds' or service providers internal controls over financial reporting. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the Fidelity funds' financial reporting process, will discuss with FMR, the Fidelity funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR Corp. their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the Fidelity funds, and will review with FMR, the Fidelity funds' Treasurer, outside auditor, and internal auditor personnel of FMR Corp. (to the extent relevant) the results of audits of the Fidelity funds' financial statements. The committee will review periodically the Fidelity funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee also plays an oversight role in respect of each Fidelity fund's compliance with its name test and investment restrictions, the code of ethics relating to personal securities transactions, the code of ethics applicable to certain senior officers of the Fidelity funds, and anti-money laundering requirements. During the fiscal year ended July 31, 2005, the committee held 21 meetings.

The Governance and Nominating Committee is composed of Mr. Mann (Chair), Dr. Gates, and Messrs. Lautenbach and Stavropoulos. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the Fidelity funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the Fidelity funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the Fidelity funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Fidelity funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend 11 meetings per year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Fidelity funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the Fidelity funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended July 31, 2005, the committee held 12 meetings.

The Board of Trustees established the Compliance Committee (composed of Dr. Gates (Chair), Ms. Knowles, and Messrs. Lautenbach and Mann) in May 2005. The committee normally meets quarterly, or more frequently as called by the Chair. The committee oversees the administration and operation of the compliance policies and procedures of the Fidelity funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a Chief Compliance Officer (CCO) of the Fidelity funds. The committee serves as the primary point of contact between the CCO and the Board, it oversees the annual performance review and compensation of the CCO, and if required, makes recommendations to the Board with respect to the removal of the appointed CCO. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports. During the fiscal year ended July 31, 2005, the committee held two meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2004.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Abigail P. Johnson	Stephen P. Jonas	Robert L. Reynolds
Advisor Real Estate	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
Independent Trustees
DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Robert M. Gates	George H. Heilmeier	Marie L. Knowles	Ned C. Lautenbach
Advisor Real Estate	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Marvin L. Mann	William O. McCoy	Cornelia M. Small	William S. Stavropoulos	Kenneth L. Wolfe
Advisor Real Estate	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	$10,001 - $50,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended July 31, 2005, or calendar year ended December 31, 2004, as applicable.

Compensation Table[1]
AGGREGATE COMPENSATION FROM A FUND	J. Michael Cook[2]	Ralph F. Cox[2]	Phyllis Burke Davis[3]	Dennis J. Dirks[4]	Albert R. Gamper, Jr.[5]	Robert M. Gates	George H. Heilmeier	Donald J. Kirk[2]
Advisor Real Estate	$ 16	$ 17	$ 0	$ 45	$ 9	$ 46	$ 46	$ 15
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 347,750	$ 369,250	$ 4,500	$ 183,000	$ 0	$ 362,250	$ 353,250	$ 369,750
AGGREGATE COMPENSATION FROM A FUND	Marie L. Knowles	Ned C. Lautenbach	Marvin L. Mann	William O. McCoy	Cornelia M. Small[6]	William S. Stavropoulos	Kenneth L. Wolfe[7]
Advisor Real Estate	$ 48	$ 43	$ 61	$ 45	$ 45	$ 44	$ 40
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 377,250	$ 323,750	$ 484,250	$ 385,750B	$ 335,750	$ 316,750	$ 97,250

1 Edward C. Johnson 3d, Abigail P. Johnson, Stephen P. Jonas, Peter S. Lynch, and Robert L. Reynolds are interested persons and are compensated by FMR.

2 Mr. Cook, Mr. Cox, and Mr. Kirk served on the Board of Trustees through December 31, 2004.

3 Ms. Davis served on the Board of Trustees through December 31, 2003. Ms. Davis received compensation in January 2004 for her services at meetings attended in December 2003.

4 During the period from July 1, 2004 through December 31, 2004, Mr. Dirks served as a Member of the Advisory Board of Effective January 1, 2005, Mr. Dirks serves as a Member of the Board of Trustees.

5 Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board.

6 During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees.

7 During the period from October 1, 2004 through December 31, 2004, Mr. Wolfe served as a Member of the Advisory Board. Effective January 1, 2005, Mr. Wolfe serves as a Member of the Board of Trustees.

A Information is for the calendar year ended December 31, 2004 for 303 funds of 58 trusts in the fund complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2004, the Trustees accrued required deferred compensation from the funds as follows: J. Michael Cook, $132,875; Ralph F. Cox, $132,875; Robert M. Gates, $132,875; George H. Heilmeier, $132,875; Donald J. Kirk, $132,875; Marie L. Knowles, $144,125; Ned C. Lautenbach, $132,875; Marvin L. Mann, $177,875; William O. McCoy, $132,875; and William S. Stavropoulos, $132,875. Certain of the Independent Trustees elected voluntarily to defer a portion of their compensation as follows: J. Michael Cook, $42,086.25; Ralph F. Cox, $42,086.25; Ned C. Lautenbach, $51,358.45; and William O. McCoy, $91,858.45.

B Compensation figures include cash and may include amounts deferred at Mr. McCoy's election under a deferred compensation plan adopted by the other open-end registered investment companies in the fund complex (Other Open-End Funds). Pursuant to the deferred compensation plan, Mr. McCoy, as an Independent Trustee, may elect to defer receipt of all or a portion of his annual fees. Amounts deferred under the deferred compensation plan are credited to an account established for Mr. McCoy on the books of the Other Open-End Funds. Interest is accrued on amounts deferred under the deferred compensation plan. For the calendar year ended December 31, 2004, Mr. McCoy voluntarily elected to defer $40,500.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Independent Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Independent Trustee or to pay any particular level of compensation to the Independent Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of July 31, 2005, approximately 7.09% of the fund's total outstanding shares was held by FMR affiliates. FMR Corp. is the ultimate parent company of FMR and these FMR affiliates. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee, and Ms. Abigail P. Johnson, Trustee, and may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of the fund's shares, the Trustees, Members of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of July 31, 2005, the following owned of record 5% or more of each class's outstanding shares:

Class A: American Express Financial Corporation, Minneapolis, MN (26.91%); Wachovia/Prudential Financial Advisors, LLC, Charlotte, NC (7.34%); Fidelity Investments, Boston, MA (6.98%); Citigroup, Inc, New York, NY, (6.48%); Nationwide Insurance Enterprises, Columbus, OH (5.41%).

Class T: Security Benefit Group, Inc, Topeka, KS (8.55%); D A Davidson, Great Falls, MT (8.21%); Commonwealth Financial Network, Waltham, MA (5.12%).

Class B: American Express Financial Corporation, Minneapolis, MN (13.79%); Fidelity Investments, Boston, MA (7.50%).

Class C: American Express Financial Corporation, Omaha, NE (13.64%); American Express Financial Corporation, Minneapolis, MN (7.71%); Fidelity Investments, Boston, MA (6.72%).

Institutional Class: Fidelity Investments, Boston, MA (49.04%); Charter Oak Asset Management, Inc., Cheshire, CT (21.99%); Merrill Lynch, Jacksonville, FL (6.29%).

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

FMR, FMRC, FMR U.K., FMR Far East, FIJ, FIIA, FIIA(U.K.)L (the Investment Advisers), FDC, and the fund have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the fund, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent and pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900	50.3823
6	-		9.4600	100.3512
9	-		12.4300	150.3371
12	-		15.4000	200.3284
15	-		18.3850	250.3219
18	-		21.3700	300.3163
21	-		24.3600	350.3113
24	-		30.3500	400.3067
30	-		36.3450	450.3024
36	-		42.3400	500.2982
42	-		48.3350	550.2942
48	-		66.3250	600.2904
66	-		84.3200	650.2870
84	-		102.3150	700.2838
102	-		138.3100	750.2809
138	-		174.3050	800.2782
174	-		210.3000	850.2756
210	-		246.2950	900.2732
246	-		282.2900	950.2710
282	-		318.2850	1,000.2689
318	-		354.2800	1,050.2669
354	-		390.2750	1,100.2649
390	-		426.2700	1,150.2631
426	-		462.2650	1,200.2614
462	-		498.2600	1,250.2597
498	-		534.2550	1,300.2581
534	-		587.2500	1,350.2566
587	-		646.2463	1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $953 billion of group net assets - the approximate level for July 2005 - was 0.2717%, which is the weighted average of the respective fee rates for each level of group net assets up to $953 billion.

The fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for July 2005, the fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Advisor Real Estate	0.2717%	+	0.3000%	=	0.5717%

One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

For the fiscal years ended July 31, 2005, 2004, and 2003, the fund paid FMR management fees of $705,340, $316,239, and $68,379, respectively.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FMRC. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for the fund.

Under the terms of the sub-advisory agreements for the fund, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the fund, for the fiscal years ended July 31, 2005, 2004, and 2003, FMR paid FMRC fees of $352,635, $158,159, and $34,187, respectively.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive investment advice and research services concerning issuers and countries outside the United States.

Under the terms of the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the terms of the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

For the past three fiscal years, no fees were paid to FIIA(U.K.)L and FIJ on behalf of the funds for providing investment advice and research services pursuant to the research agreements.

For providing investment advice and research services pursuant to the research agreements, fees paid to FIIA on behalf of Advisor Real Estate for the past three fiscal years are shown in the following table.

July 31	FIIA
2005	$ 24
2004	$ 0
2003	$ 0

Sub-Advisers - FMR U.K., FMR Far East, and FIJ. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of the fund, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

Under the terms of the sub-advisory agreements, for providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

Under the terms of the sub-advisory agreements, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

For the past three fiscal years, no fees were paid to FMR U.K., FMR Far East and FIJ on behalf of the fund for providing non-discretionary or discretionary services pursuant to the sub-advisory agreements.



Sam Wald is the portfolio manager of the fund and receives compensation for his services. As of July 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.


The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus for the fund is linked to the fund's pre-tax investment performance measured against the Dow Jones Wilshire Real Estate Securities Index and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Lipper Real Estate Objective, adjusted by FMR to exclude the performance of international real estate funds. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.


The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.


The following table provides information relating to other accounts managed by Mr. Wald as of July 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 179	none	$ 126
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none


* Includes Advisor Real Estate ($179 (in millions) assets managed). The net asset value of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.









As of July 31, 2005, the dollar range of shares of the fund beneficially owned by Mr. Wald was none.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B. Non-routine proposals will generally be voted in accordance with the guidelines.

C. Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

D. Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

E. The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II. Definitions (as used in this document)

A. Large capitalization company - a company included in the Russell 1000 stock index.

B. Small capitalization company - a company not included in the Russell 1000 stock index.

C. Anti-takeover plan - includes fair price amendments; classified boards; "blank check" preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

D. Poison Pill Plan - a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Such plans are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

E. Golden parachute - accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F. Tin parachute - accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G. Sunset provision - a condition in a charter or plan that specifies an expiration date.

H. Greenmail - payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III. Directors

A. Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:

1. An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a. The poison pill includes a sunset provision of less than 5 years;

b. The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c. Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4. The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

IV. Compensation

A. Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1. (a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms or board resolution, are met:

a. The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3. The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4. The granting of awards to non-employee directors is subject to management discretion.

5. In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1. The shares are granted by a compensation committee composed entirely of independent directors; and

2. The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the equity proposed to be exchanged or repriced exceeded FMR's dilution thresholds when initially granted;

3. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4. The company's relative performance compared to other companies within the relevant industry or industries;

5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C. Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

D. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E. Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V. Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A. The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B. The anti-takeover plan includes the following:

1. the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2. the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3. shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4. the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5. the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

C. It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a Company's common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C. Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E. Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII. Auditors

A. FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company's auditor.

B. FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no Fund or group of Funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the following table.

		Sales Charge Revenue		Deferred Sales Charge Revenue
	Fiscal Year Ended	Amount Paid to FDC	Amount Retained by FDC	Amount Paid to FDC	Amount Retained by FDC
Class A	July 31, 2005	$ 178,302	$ 96,660	$ --	$ --
	2004	$ 89,447	$ 53,008	$ --	$ --
	2003	$ 20,046	$ 13,875	$ --	$ --
Class T	July 31, 2005	$ 85,692	$ 19,811	$ 54	$ 54
	2004	$ 48,465	$ 13,452	$ --	$ --
	2003	$ 14,197	$ 7,743	$ --	$ --
Class B	July 31, 2005	$ --	$ --	$ 42,753	$ 42,753
	2004	$ --	$ --	$ 11,519	$ 11,519
	2003	$ --	$ --	$ 2,883	$ 2,883
Class C	July 31, 2005	$ --	$ --	$ 5,887	$ 5,887
	2004	$ --	$ --	$ 3,704	$ 3,704
	2003	$ --	$ --	$ 1,852	$ 1,852

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class T, Class B, Class C, and Institutional Class of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C, and Institutional Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Rule 12b-1 Plan adopted for Class A, Class T, Class B, and Class C of the fund is described in the prospectus for that class.

The table below shows the distribution and service fees paid for Class A, Class T, Class B, and Class C of the fund for the fiscal year ended July 31, 2005.

	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC*
Class A	$ 0	$ 0	$ 0	$ 88,275	$ 85,811	$ 2,464
Class T	$ 110,882	$ 107,718	$ 3,164*	$ 110,883	$ 107,718	$ 3,165
Class B	$ 143,974	$ 0	$ 143,974**	$ 47,991	$ 43,944	$ 4,047
Class C	$ 157,500	$ 93,733	$ 63,767*	$ 52,500	$ 31,244	$ 21,256

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** This amount is retained by FDC for use in its capacity as distributor.

Under the Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of the Institutional Class shares and/or shareholder support services. In addition, the Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for the Institutional Class shares.

Under the Class A, Class T, Class B, and Class C Plans, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Class A, Class T, Class B, and Class C Plans specifically recognize that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class T, Class B, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class T, Class B, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class T, Class B, and Class C Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

In addition to the distribution fees paid by FDC to intermediaries shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor Funds and the Advisor classes of shares on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

Each fund's transfer agent or an affiliate may also make payments and reimbursements from their own resources to certain intermediaries for performing recordkeeping and other services. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of the fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR. Under the terms of the agreement, FIIOC (or an agent, including an affiliate) performs transfer agency, dividend disbursing, and shareholder services for each class of the fund.

For providing transfer agency services, FIIOC receives a position fee and an asset-based fee each paid monthly with respect to each position in the fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fees are subject to increase based on postage rate changes.

The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate, and in each Advisor Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QTP's or Advisor Freedom Fund's assets that is invested in the fund.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Many fund shares are held in the names of intermediaries for the benefit of their customers. Since the funds often do not maintain an account for shareholders in those instances, some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon appropriate direction, be paid for providing recordkeeping services that would otherwise have been performed by FIIOC or an affiliate.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement and information services for mutual funds and other financial services companies.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries to favor one fund family over another.

The fund has also entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). The fund has also entered into a securities lending administration agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of the fund, maintains the fund's portfolio and general accounting records, and administers the fund's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for the fund are 0.0375% of the first $500 million of average net assets, 0.0265% of average net assets between $500 million and $3.5 billion, 0.0040% of average net assets between $3.5 billion and $25 billion, and 0.0018% of average net assets in excess of $25 billion.

In addition, the fund is subject to a multiple class surcharge of 10% of the asset-based fee.

For the fiscal years ended July 31, 2005, 2004, and 2003, the fund paid FSC pricing and bookkeeping fees, including reimbursement for related out-of-pocket expenses, of $50,773, $44,276, and $55,036, respectively.

For administering the fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended July 31, 2005, 2004, and 2003, the fund paid FSC $31, $0, and $0, respectively, for securities lending.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity Advisor Real Estate Fund is a fund of Fidelity Advisor Series VII, an open-end management investment company created under an initial trust instrument dated March 21, 1980. Currently, there are 11 funds offered in the trust: Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Real Estate, Advisor Technology, and Advisor Telecommunications & Utilities Growth. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each dollar of net asset value you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Class A, Class T, Class C, and Institutional Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, examines financial statements for the fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended July 31, 2005, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprised of executive officers of FMR and its affiliates) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

1. The fund will provide a full list of holdings as of the end of the fund's fiscal quarter on www.advisor.fidelity.com (Literature and Fund) 60 days after its fiscal quarter-end.

2. The fund will provide its top ten holdings as of the end of the calendar quarter on Fidelity's web site 15 days or more after the calendar quarter-end.

This information will be available on the web site until updated for the next applicable period.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of the fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities include: the fund's trustees; the fund's manager, its sub-advisers and their affiliates whose access persons are subject to a code of ethics; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; an issuer, regarding the number of shares of the issuer (or percentage of outsourcing shares) held by the fund; and third-parties in connection with a bankruptcy proceeding relating to a fund holding.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset (full holdings daily, on the next day); iMoneynet (aggregate holdings weekly, one day after the end of the week); Kynex (full holdings weekly, one day after the end of the week); Vestek (full holdings, as of the end of the calendar quarter, 15 days after the calendar quarter-end); S&P (full holdings weekly, six days after the end of the week); and Moody's Investor Services (full holdings weekly, six days after the end of the week).

FMR, its affiliates, or the fund will not enter into any arrangements with third-parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio on holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

On July 19, 2004, a class action complaint entitled Gilliam, et al. v. Fidelity Management & Research Co., FMR Co., Inc., FMR Corp., Fidelity Distributors Corp., et al. was filed in the U.S. District Court for the District of Massachusetts alleging, among other things, that the defendants failed to disclose revenue sharing and fund portfolio brokerage practices adequately in the prospectuses of certain Fidelity funds. The complaint, which names over 200 Fidelity funds as nominal defendants, seeks unspecified damages. Four additional lawsuits making similar allegations have been filed, and other similar cases may be filed in the future. Any recovery of damages would revert to the funds. Fidelity believes these allegations are without merit and intends to defend them vigorously.

Fidelity, Fidelity Investments & (Pyramid) Design, and Spartan are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

Fidelity Advisor Series VII
Post-Effective Amendment No. 53

PART C. OTHER INFORMATION

Item 22. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated September 19, 2001, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 46.

(2) Amendment to the Declaration of Trust, dated May 19, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 52.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Biotechnology Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 45.

(2) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Consumer Industries Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 47.

(3) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Cyclical Industries Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 47.

(4) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Developing Communications Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(9) of Post-Effective Amendment No. 45.

(5) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Electronics Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment No. 45.

(6) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Financial Services Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 47.

(7) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Health Care Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 47.

(8) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Natural Resources Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 49.

(9) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Real Estate Fund, dated July 18, 2002, is incorporated herein by reference to as Exhibit d(9) of Post-Effective Amendment No. 48.

(10) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Technology Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment No. 47.

(11) Management Contract between Fidelity Management & Research Company and Fidelity Advisor Series VII, on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(11) of Post-Effective Amendment No. 47.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(19) of Post-Effective Amendment No. 45.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(28) of Post-Effective Amendment No. 45.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 47.

(15) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 47.

(16) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Cyclical Industries Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 47.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Cyclical Industries Fund, dated October 1, 2001, incorporated herein by reference to Exhibit d(17) of Post-Effective Amendment No. 47.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Developing Communications Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(20) of Post-Effective Amendment No. 45.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Developing Communications Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(29) of Post-Effective Amendment No. 45.

(20) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Electronics Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(21) of Post-Effective Amendment No. 45.

(21) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Electronics Fund, dated November 16, 2000, is incorporated herein by reference to Exhibit d(30) of Post-Effective Amendment No. 45.

(22) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Financial Services Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(22) of Post-Effective Amendment No. 47.

(23) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Financial Services Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(23) of Post-Effective Amendment No. 47.

(24) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Health Care Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(24) of Post-Effective Amendment No. 47.

(25) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Health Care Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(25) of Post-Effective Amendment No. 47.

(26) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(26) of Post-Effective Amendment No. 47.

(27) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(27) of Post-Effective Amendment No. 47.

(28) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Real Estate Fund, dated July 18, 2002, is incorporated herein by reference to Exhibit d(28) of Post-Effective Amendment No. 48.

(29) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Real Estate Fund, dated July 18, 2002, is incorporated herein by reference to Exhibit d(29) of Post-Effective Amendment No. 48.

(30) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Technology Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(30) of Post-Effective Amendment No. 47.

(31) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Technology Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(31) of Post-Effective Amendment No. 47.

(32) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(32) of Post-Effective Amendment No. 47.

(33) Sub-Advisory Agreement between Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund, dated October 1, 2001, is incorporated herein by reference to Exhibit d(33) of Post-Effective Amendment No. 47.

(34) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(31) of Post-Effective Amendment No. 46.

(35) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(32) of Post-Effective Amendment No. 46.

(36) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Cyclical Industries Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(33) of Post-Effective Amendment No. 46.

(37) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Developing Communications Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(34) of Post-Effective Amendment No. 46.

(38) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Electronics Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(35) of Post-Effective Amendment No. 46.

(39) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Financial Services Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(36) of Post-Effective Amendment No. 46.

(40) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Health Care Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(37) of Post-Effective Amendment No. 46.

(41) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(38) of Post-Effective Amendment No. 46.

(42) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Real Estate Fund, dated July 18, 2002, is incorporated herein by reference to Exhibit d(42) of Post-Effective Amendment No. 48.

(43) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Technology Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(39) of Post-Effective Amendment No. 46.

(44) Sub-Advisory Agreement between Fidelity Management & Research Company, FMR Co., Inc., and Fidelity Advisor Series VII on behalf of Fidelity Advisor Telecommunications & Utilities Growth Fund, dated January 1, 2001, is incorporated herein by reference to Exhibit d(40) of Post-Effective Amendment No. 46.

(45) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(46) Schedule A, dated December 16, 2004, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(60) of Variable Insurance Products Fund IV's trust's (File No. 002-84130) Post-Effective Amendment No. 80.

(47) Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(19) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(48) Schedule A, dated December 16, 2004, to the Master International Research Agreement, dated July 1, 2003, between Fidelity Management & Research Company and Fidelity International Investment Advisors, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(92) of Variable Insurance Products Fund IV's trust's (File No. 002-84130) Post-Effective Amendment No. 80.

(49) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(21) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(50) Schedule A, dated November 18, 2004, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(94) of Variable Insurance Products Fund IV's trust's (File No. 002-84130) Post-Effective Amendment No. 80.

(51) Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(23) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 110.

(52) Schedule A, dated November 18, 2004, to the Sub-Research Agreement, dated July 1, 2003, between Fidelity International Investment Advisors and Fidelity Investments Japan Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(96) of Variable Insurance Products Fund IV's trust's (File No. 002-84130) Post-Effective Amendment No. 80.

(e) (1) General Distribution Agreement between Fidelity Advisor Biotechnology Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(1).

(2) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(2).

(3) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(3).

(4) General Distribution Agreement between Fidelity Advisor Developing Communications Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(4).

(5) General Distribution Agreement between Fidelity Advisor Electronics Fund and Fidelity Distributors Corporation, dated May 19,2005, is filed herein as Exhibit (e)(5).

(6) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(6).

(7) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(7).

(8) General Distribution Agreement between Fidelity Advisor Natural Resources Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(8).

(9) General Distribution Agreement between Fidelity Advisor Real Estate Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(9).

(10) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(10).

(11) General Distribution Agreement between Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) and Fidelity Distributors Corporation, dated May 19, 2005, is filed herein as Exhibit (e)(11).

(12) Form of Bank Agency Agreement (most recently revised July 2001) is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 51.

(13) Form of Selling Dealer Agreement (most recently revised July 2001) is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 51.

(14) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised July 2001) is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 51.

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement and Appendix C, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly known as Fidelity Advisor Utilities Growth Fund) are incorporated herein by reference to Exhibit g(1) of Post-Effective Amendment No. 46.

(2) Appendix A, dated October 27, 2004, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit (g)(6) of Fidelity Mount Vernon Street Trust's (File No. 033-79755) Post-Effective Amendment No. 43.

(3) Appendix B, dated October 10, 2003, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit (g)(11) of Variable Insurance Products Fund II's (File No. 033-20773) Post-Effective Amendment No. 42.

(4) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund) is incorporated herein by reference to Exhibit (g)(4) of Fidelity Revere Street Trust's (File No. 811-07807) Amendment No. 20.

(5) Custodian Agreement and Appendix C, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund are incorporated herein by reference to Exhibit (g)(5) Post-Effective Amendment No. 46.

(6) Appendix A, dated December 21, 2004, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit (g)(2) of Variable Insurance Product Fund IV's (File No. 002-84130) Post-Effective Amendment No. 72.

(7) Appendix B, dated March 30, 2005, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit (g)(7) of Fidelity Commonwealth Trust's (File No. 002-52322) Post-Effective Amendment No. 86.

(8) Appendix D, dated June 1, 2004, to the Custodian Agreement, dated July 1, 2001, between Brown Brothers Harriman & Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Natural Resources Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 60.

(9) Custodian Agreement and Appendix C, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund are incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 46.

(10) Appendix A, dated February 27, 2002, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Magellan Fund's (File No. 002-21461) Post-Effective Amendment No. 50.

(11) Appendix B, dated April 7, 2003, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit (g)(15) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 57.

(12) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Fidelity Advisor Series VII on behalf of Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund is incorporated herein by reference to Exhibit (g)(14) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 52.

(13) Form of Custodian Agreement, Appendix B, Appendix C, and Appendix D, between Mellon Bank, N.A. and Fidelity Advisor Series VII on behalf of Fidelity Advisor Real Estate Fund are incorporated herein by reference to Exhibit g(13) of Post-Effective Amendment No. 47.

(14) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(15) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(16) Fidelity Group Repo Custodian Agreement between Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(17) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(18) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(19) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 002-74808) Post-Effective Amendment No. 31.

(20) Schedule A-1, dated December 12, 2003, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(19) of Fidelity Devonshire Trust's (File No. 002-24389) Post Effective Amendment No. 107.

(h) Not applicable.

(i) (1) Legal Opinion of Shearman & Sterling LLP for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Developing Communications Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Real Estate Fund, Fidelity Advisor Technology Fund and Fidelity Advisor Telecommunications & Utilities Growth Fund, dated September 29, 2003, is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 51.

(2) Consent of Shearman & Sterling LLP, dated September 28, 2005, is filed herein as Exhibit (i)(2).

(j) Consent of Deloitte & Touche LLP, dated September 26, 2005, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class A is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 52.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class T is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 52.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class B is incorporated herein by reference to Exhibit m(38) of Post-Effective Amendment No. 45.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Class C is incorporated herein by reference to Exhibit m(39) of Post-Effective Amendment No. 45.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Biotechnology Fund: Institutional Class is incorporated herein by reference to Exhibit m(40) of Post-Effective Amendment No. 45.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class A is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 52.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class T is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 52.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class B is incorporated herein by reference to Exhibit m(19) of Post-Effective Amendment No. 42.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is incorporated herein by reference to Exhibit m(25) of Post-Effective Amendment No. 42.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Institutional Class is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 42.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class A is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 52.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class T is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 52.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class B is incorporated herein by reference to Exhibit m(20) of Post-Effective Amendment No. 42.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is incorporated herein by reference to Exhibit m(26) of Post-Effective Amendment No. 42.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Institutional Class is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 42.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class A is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 52.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class T is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 52.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class B is incorporated herein by reference to Exhibit m(43) of Post-Effective Amendment No. 45.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Class C is incorporated herein by reference to Exhibit m(44) of Post-Effective Amendment No. 45.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Developing Communications Fund: Institutional Class is incorporated herein by reference to Exhibit m(45) of Post-Effective Amendment No. 45.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class A is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 52.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class T is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 52.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class B is incorporated herein by reference to Exhibit m(48) of Post-Effective Amendment No. 45.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Class C is incorporated herein by reference to Exhibit m(49) of Post-Effective Amendment No. 45.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Electronics Fund: Institutional Class is incorporated herein by reference to Exhibit m(50) of Post-Effective Amendment No. 45.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class A is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 52.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class T is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 52.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class B is incorporated herein by reference to Exhibit m(21) of Post-Effective Amendment No. 42.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is incorporated herein by reference to Exhibit m(27) of Post-Effective Amendment No. 42.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Institutional Class is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 42.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class A is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 52.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class T is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 52.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class B is incorporated herein by reference to Exhibit m(22) of Post-Effective Amendment No. 42.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is incorporated herein by reference to Exhibit m(28) of Post-Effective Amendment No. 42.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Institutional Class is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 42.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 52.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 52.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is incorporated herein by reference to Exhibit m(34) of Post-Effective Amendment No. 42.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is incorporated herein by reference to Exhibit m(29) of Post-Effective Amendment No. 42.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is incorporated herein by reference to Exhibit m(35) of Post-Effective Amendment No. 42.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Real Estate Fund: Class A is incorporated herein by reference to Exhibit m(41) of Post-Effective Amendment No. 48.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Real Estate Fund: Class T is incorporated herein by reference to Exhibit m(42) of Post-Effective Amendment No. 48.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Real Estate Fund: Class B is incorporated herein by reference to Exhibit m(43) of Post-Effective Amendment No. 48.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Real Estate Fund: Class C is incorporated herein by reference to Exhibit m(44) of Post-Effective Amendment No. 48.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Real Estate Fund: Institutional Class is incorporated herein by reference to Exhibit m(45) of Post-Effective Amendment No. 48.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class A is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 52.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class T is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 52.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class B is incorporated herein by reference to Exhibit m(23) of Post-Effective Amendment No. 42.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is incorporated herein by reference to Exhibit m(30) of Post-Effective Amendment No. 42.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Institutional Class is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 42.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 52.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class T is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 52.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class B is incorporated herein by reference to Exhibit m(24) of Post-Effective Amendment No. 42.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Class C is incorporated herein by reference to Exhibit m(31) of Post-Effective Amendment No. 42.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund): Institutional Class is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 42.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated November 18, 2004, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 90.

(2) Schedule I, dated November 18, 2004, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Advisor Funds, dated November 18, 2004, on behalf of the Registrant is incorporated herein by reference to Exhibit (n)(2) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 90.

(p) (1) Code of Ethics, dated January 1, 2005, adopted by each fund, Fidelity Management & Research Company, FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

(2) Code of Ethics, dated January 1, 2005, adopted by Fidelity International Limited (FIL), Fidelity Investments Japan Limited, Fidelity International Investment Advisors, and Fidelity International Investment Advisors (U.K.) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Financial Trust's (File No. 811-03587) Post-Effective Amendment No. 43.

Item 23. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 24. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 25. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMR, FMRC, FIMM and Senior Vice President of funds advised by FMR (2005); Trustee of funds advised by FMR; Director of FMR Corp.; President of Fidelity Employer Service Co. (FESCO) (2005).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).
Robert L. Reynolds	President and Director of FMR, FMRC, and FIMM (2005).
Stephen P. Jonas	Executive Director of FMR and FMRC (2005); Director of FIMM (2005); Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMR, FMRC, and funds advised by FMR.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

Ramin Arani	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and a fund advised by FMR.

David Bagnani	Vice President of FMR and FMRC (2004).

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; President and Director of FMR Far East and Fidelity Management & Research (U.K.) Inc. (FMR U.K.); Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMR, FMRC, and funds advised by FMR.

John J. Burke	Vice President of FMR (2004).
John H. Carlson	Senior Vice President of FMR and FMRC (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2003).

Stephen Calhoun	Vice President of FMR, FMRC (2005), and funds advised by FMR.

James Catudal	Vice President of FMR, FMRC, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMR, FMRC, and funds advised by FMR.

C. Robert Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMR and FMRC (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).

Timothy Cohen	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMR and FMRC (2003); Previously served as Vice President of FMR and FMRC (2003).

Michael Connolly	Vice President of FMR and FMRC.

Matthew Conti	Vice President of FMR, FMRC (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMR and FMRC (2003).

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Julie Donovan	Vice President of FMR and FMRC (2003).

Walter C. Donovan	Executive Vice President of FMR and FMRC (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMR and FMRC (2003).

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.
William Eigen	Vice President of FMR, FMRC, and funds advised by FMR; Previously served as Vice President of Strategic Advisers, Inc. (2005).
Michael Elizondo	Vice President of FMR and FMRC (2004).

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMR and FMRC (2005).

Robert Scott Feldman	Vice President of FMR and FMRC (2003).

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMR and FMRC (2005).

Karen Firestone	Previously served as Vice President of FMR, FMRC, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMR, FMRC and Fidelity Distributors Corporation (FDC); Secretary of FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FMR Corp.
Christopher J. Goudie	Vice President of FMR and FMRC (2004).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); Vice President of the Select and Asset Allocation funds advised by FMR.

Bart A. Grenier	Previously served as Senior Vice President of FMR and FMRC, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMR and FMRC (2003).

Karen Hammond

Executive Vice President of FMR (2005); Previously served as Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM, Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005).

Brian J. Hanson	Vice President of FMR, FMRC (2004), and funds advised by FMR.
James Harmon	Vice President of FMR, FMRC, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMR and FMRC (2003).

Ian Hart	Vice President of FMR, FMRC and funds advised by FMR.

Teresa A. Hassara	Vice President of FMR (2005).

Timothy F. Hayes	Executive Vice President of FMR (2005).

John Hebble	Vice President of FMR (2003).

Timothy Heffernan	Vice President of FMR and FMRC (2003).

Thomas Hense	Vice President of FMR and FMRC.

Cesar Hernandez	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMR, FMRC, and funds advised by FMR.

Brian Hogan	Vice President of FMR and FMRC.

Michael T. Jenkins	Vice President of FMR and FMRC (2004).
David B. Jones	Vice President of FMR.

Rajiv Kaul	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.
Jonathan Kelly	Vice President of FMR and FMRC (2003).
William Kennedy	Vice President of FMR, FMRC, and a fund advised by FMR.

Francis V. Knox, Jr.	Previously served as Vice President of FMR and Assistant Treasurer of funds advised by FMR (2005).

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Harley Lank	Vice President of FMR, FMRC, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMR and FMRC (2005).

Maxime Lemieux	Vice President of FMR, FMRC, and a fund advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and funds advised by FMR.

Douglas Lober	Vice President of FMR and FMRC (2003).

James MacDonald	Previously served as Senior Vice President of FMR (2005).

Robert B. MacDonald	Previously served as Vice President of FMR and FMRC (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

Christine McConnell	Vice President of FMR, FMRC (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMR and FMRC and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.
Peter J. Millington	Vice President of FMR and FMRC (2004).

Jeffrey Mitchell	Vice President of FMR and FMRC (2003).

Eric M. Mollenhauer	Vice President of FMR and FMRC (2004).
Charles S. Morrison	Vice President of FMR and Bond funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FIMM (2003).

David L. Murphy

Executive Vice President of FMR (2005); Vice President of Fixed-Income and Money Market funds advised by FMR; Senior Vice President of FIMM (2003); Previously served as Vice President of FMR (2005) and FIMM (2003).

Steve Neff	Senior Vice President of FMR (2005).

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Scott Offen	Vice President of FMR, FMRC (2003), and a fund advised by FMR.
Fatima Penrose	Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.
John R. Porter	Vice President of FMR, FMRC (2004), and funds advised by FMR.

Keith Quinton	Vice President of FMR, FMRC, and funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Larry Rakers	Vice President of FMR, FMRC, and funds advised by FMR.
William R. Ralls	Previously served as Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM (2005).

Christine Reynolds	Vice President of FMR (2003); President and Treasurer of funds advised by FMR (2004); Anti-Money Laundering Officer (2004).

Kennedy Richardson	Vice President of FMR and FMRC.

Clare S. Richer	Previously served as Senior Vice President of FMR (2005); Chief Financial Officer and Executive Vice President of FMR Corp. (2005).

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FMR Far East, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Peter Saperstone	Vice President of FMR, FMRC, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMR, FMRC, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMR, FMRC (2004), and a fund advised by FMR.

Thomas T. Soviero	Senior Vice President of FMR and FMRC (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMR and FMRC (2005).

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Nicholas E. Steck	Vice President of FMR (2003); Compliance Officer of FMR U.K., FMR Far East, and FMR Corp.

Susan Sturdy	Assistant Secretary of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMR and FMRC.

Victor Thay	Vice President of FMR, FMRC (2003), and funds advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMR, FMRC, and Vice President of a fund advised by FMR.
Matthew C. Torrey	Vice President of FMR and FMRC (2004).

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Senior Vice President of FMR (2005); Vice President of FMRC and funds advised by FMR; Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMR and FMRC.

Robert B. Von Rekowsky	Vice President of FMR, FMRC (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Ellen Wilson	Previously served as Vice President of FMR (2004); Executive Vice President, Human Resources, of FMR Corp. (2004).

Steven S. Wymer	Senior Vice President of FMR (2005); Vice President of FMRC and a fund advised by FMR; Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.
Derek L. Young	Vice President of FMR and FMRC (2004).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FMRC, FMR, FMR Far East, and FIMM ; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Abigail P. Johnson

Previously served as President and Director of FMRC, FMR, FIMM, and Senior Vice President of funds advised by FMR (2005); Trustee of funds advised by FMR; Director of FMR Corp.; President of FESCO (2005).

Peter S. Lynch	Vice Chairman and Director of FMRC and FMR and member of the Advisory Board of funds advised by FMR (2003). Previously served as Trustee of funds advised by FMR (2003).

Robert L. Reynolds	President and Director of FMRC, FMR, and FIMM (2005).

Stephen P. Jonas	Executive Director of FMRC and FMR (2005); Director of FIMM (2005); Senior Vice President of funds advised by FMR.

Thomas Allen	Vice President of FMRC, FMR, and funds advised by FMR.

Paul Antico	Vice President of FMRC, FMR, and a fund advised by FMR.

Ramin Arani	Vice President of FMRC, FMR, and a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and a fund advised by FMR.
David Bagnani	Vice President of FMRC and FMR (2004).

Robert Bertelson	Vice President of FMRC, FMR, and a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and a fund advised by FMR.

Philip L. Bullen

Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; President and Director of FMR Far East and FMR U.K.; Previously served as Director of Strategic Advisers, Inc. (2005).

Steve Buller	Vice President of FMRC, FMR, and funds advised by FMR.

Steven Calhoun	Vice President of FMRC, FMR (2005), and funds advised by FMR.

John H. Carlson	Senior Vice President of FMRC and FMR (2003); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2003).

James Catudal	Vice President of FMRC, FMR, and a fund advised by FMR.

Ren Y. Cheng	Vice President of FMRC, FMR and funds advised by FMR.

C. Robert Chow	Vice President of FMRC, FMR, and a fund advised by FMR.

Dwight D. Churchill	Executive Vice President of FMRC and FMR (2005); Senior Vice President of FIMM and Vice President of Equity funds advised by FMR; Previously served as Senior Vice President of FMR (2005).
Timothy Cohen	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Katherine Collins	Senior Vice President of FMRC and FMR (2003); Previously served as Vice President of FMRC and FMR (2003).

Michael Connolly	Vice President of FMRC and FMR.

Matthew Conti	Vice President of FMRC, FMR (2003), and funds advised by FMR.

William Danoff	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Joseph Day	Vice President of FMRC and FMR (2003).

Scott E. DeSano	Senior Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and a fund advised by FMR.

Julie Donovan	Vice President of FMRC and FMR (2003).

Walter C. Donovan	Executive Vice President of FMRC and FMR (2005); Vice President of High-Yield and Fixed-Income funds advised by FMR; Previously served as Senior Vice President of FMRC and FMR (2005).

Bettina Doulton	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and funds advised by FMR.

William Eigen	Vice President of FMRC, FMR, and funds advised by FMR; Previously served as Vice President of Strategic Advisers, Inc. (2005).
Michael Elizondo	Vice President of FMRC and FMR (2004).

Bahaa Fam	Vice President of FMRC, FMR, and funds advised by FMR.

Jeffrey Feingold	Vice President of FMRC and FMR (2005).

Robert Scott Feldman	Vice President of FMRC and FMR (2003).

Richard B. Fentin	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Keith Ferguson	Previously served as Vice President of FMRC and FMR (2005).

Karen Firestone	Previously served as Vice President of FMRC, FMR, and funds advised by FMR (2005).

Jay Freedman	Assistant Secretary of FMRC, FMR and FDC; Secretary of FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FMR Corp.

Christopher J. Goudie	Vice President of FMRC and FMR (2004).

Boyce I. Greer	Executive Vice President of FMRC and FMR (2005); Vice President of the Select and Asset Allocation funds advised by FMR.
Bart A. Grenier	Previously served as Senior Vice President of FMRC and FMR, Vice President of certain Equity and High Income funds advised by FMR, and President and Director of Strategic Advisers, Inc. (2005).

Robert J. Haber	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John F. Haley	Vice President of FMRC and FMR (2003).

Karen Hammond

Previously served as Assistant Treasurer of FMRC, FMR, FMR U.K., FMR Far East, and FIMM, Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp.(2005); Executive Vice President of FMR (2005).

Brian J. Hanson	Vice President of FMRC, FMR (2004), and funds advised by FMR.
James Harmon	Vice President of FMRC, FMR, and funds advised by FMR.

Lionel Harris	Previously served as Vice President of FMRC and FMR (2003).

Ian Hart	Vice President of FMRC, FMR and funds advised by FMR.

Timothy Heffernan	Vice President of FMRC and FMR (2003).

Thomas Hense	Vice President of FMRC and FMR.

Cesar Hernandez	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and funds advised by FMR.

Frederick D. Hoff, Jr.	Vice President of FMRC, FMR, and funds advised by FMR.

Brian Hogan	Vice President of FMRC and FMR.
Michael T. Jenkins	Vice President of FMRC and FMR (2004).

Rajiv Kaul	Vice President of FMRC, FMR (2003), and funds advised by FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Jonathan Kelly	Vice President of FMRC and FMR (2003).

William Kennedy	Vice President of FMRC, FMR, and funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and funds advised by FMR.

Harley Lank	Vice President of FMRC, FMR, and funds advised by FMR.

Thomas P. Lavin	Vice President of FMRC and FMR (2005).

Maxime Lemieux	Vice President of FMRC, FMR, and a fund advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and funds advised by FMR.

Douglas Lober	Vice President of FMRC and FMR (2003).

Robert B. MacDonald	Previously served as Vice President of FMRC and FMR (2004); Vice President of Strategic Advisers, Inc. (2004).

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Kevin McCarey	Vice President of FMRC, FMR, and funds advised by FMR.

Christine McConnell	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

John B. McDowell	Senior Vice President of FMRC and FMR and Vice President of certain Equity funds advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and a fund advised by FMR.
Peter J. Millington	Vice President of FMRC and FMR (2004).

Jeffrey Mitchell	Vice President of FMRC and FMR (2003).

Eric M. Mollenhauer	Vice President of FMRC and FMR (2004).
Mark Notkin	Vice President of FMRC, FMR, and funds advised by FMR.
Scott Offen	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Shep Perkins	Vice President of FMRC (2004).
Stephen Petersen	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

John R. Porter	Vice President of FMRC, FMR (2004), and funds advised by FMR.
Keith Quinton	Vice President of FMRC, FMR, and funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Larry Rakers	Vice President of FMRC, FMR, and funds advised by FMR.

Kenneth A. Rathgeber	Chief Compliance Officer of FMRC, FMR, FMR U.K., FMR Far East, and FIMM (2005).

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President, General Counsel, and Secretary of FMRC and FMR; Secretary of funds advised by FMR; Assistant Secretary of FMR U.K., FMR Far East, and FIMM; Previously served as Vice President and Secretary of FDC (2005).

Stephen Rosen	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Louis Salemy	Vice President of FMRC, FMR, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Peter Saperstone	Vice President of FMRC, FMR, and a fund advised by FMR.

Beso Sikharulidze	Previously served as Vice President of FMRC, FMR, and a fund advised by FMR (2005).

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and a fund advised by FMR.

Mark P. Snyderman	Vice President of FMRC, FMR (2004), and a fund advised by FMR.
Thomas T. Soviero	Senior Vice President of FMRC and FMR (2005); Vice President of funds advised by FMR; Previously served as Vice President of FMRC and FMR (2005).

Robert E. Stansky	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Susan Sturdy	Assistant Secretary of FMRC, FMR, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

Yolanda Taylor	Vice President of FMRC and FMR.

Victor Thay	Vice President of FMRC, FMR (2003), and a fund advised by FMR.

Joel C. Tillinghast	Senior Vice President of FMRC, FMR, and Vice President of a fund advised by FMR.

Matthew C. Torrey	Vice President of FMRC and FMR (2004).
Jennifer Uhrig	Vice President of FMRC and funds advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

George A. Vanderheiden	Senior Vice President of FMRC and FMR.

Robert B. Von Rekowsky	Vice President of FMRC, FMR (2004), and funds advised by FMR.
J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., FDC and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and funds advised by FMR.

Steven S. Wymer	Vice President of FMRC and a fund advised by FMR; Senior Vice President of FMR (2005); Previously served as Vice President of FMR (2005).

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMRC, FMR, FMR U.K., FMR Far East, and FIMM.
Derek L. Young	Vice President of FMRC and FMR (2004).

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Simon Fraser

Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Director and President of Fidelity International Investment Advisors (FIIA); and Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L); Previously served as Senior Vice President of FMR U.K. (2003).

Philip Bullen

President and Director of FMR U.K. and FMR Far East; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Andrew Flaster	Compliance Officer of FMR U.K.
Jay Freedman	Secretary of FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc. and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.

Karen Hammond

Previously served as Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM, Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM (2005).
Eric D. Roiter

Assistant Secretary of FMR U.K., FMR Far East, and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FMR U.K., FMR Far East, and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FMR U.K., FMR, FMRC, FMR Far East, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR and FMRC.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d	Chairman of the Board and Director of FMR Far East, FMR, FMRC, and FIMM; Chief Executive Officer, Chairman of the Board and Director of FMR Corp.; Trustee of funds advised by FMR.

Philip Bullen

President and Director of FMR Far East and FMR U.K.; Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; Previously served as Director of Strategic Advisers, Inc. (2005).

Jay Freedman	Secretary of FMR Far East, FMR U.K., FIMM, Strategic Advisers, Inc., and FMR Corp.; Assistant Secretary of FMR, FMRC, and FDC.
Karen Hammond

Previously served as Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM, Vice President of FMR Far East, FMR U.K., FIMM, and Strategic Advisers, Inc., and Treasurer of Strategic Advisers, Inc. and FMR Corp. (2005); Executive Vice President of FMR (2005).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM (2005).
Eric D. Roiter

Assistant Secretary of FMR Far East, FMR U.K., and FIMM; Vice President, General Counsel, and Secretary of FMR and FMRC; Secretary of funds advised by FMR; Previously served as Vice President and Secretary of FDC (2005).

Nicholas E. Steck	Compliance Officer of FMR Far East, FMR U.K. and FMR Corp.; Vice President of FMR (2003).

Susan Sturdy	Assistant Secretary of FMR Far East, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., FDC, and FMR Corp. (2003); Vice President, Taxation, of FMR Corp.

Billy W. Wilder	Previously served as Vice President of FMR Far East; Representative Director and President of Fidelity Investments Japan Limited (FIJ)(2004).

JS Wynant	Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR and FMRC.

(5) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Simon Fraser

Director and President of FIIA; Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; and Director and Chief Executive Officer of FIIA(U.K.)L; Previously served as Senior Vice President of FMR U.K. (2003).

Brett Goodin	Director of FIIA.

Michael Gordon	Director of FIIA (2002).

Simon M. Haslam	Director of FIIA and FIJ.

Matthew Heath	Previously served as Secretary of FIIA (2004).

David Holland	Director and Vice President of FIIA.

Samantha Miller	Previously served as HK Compliance Officer of FIIA (2005).

Frank Mutch	Director of FIIA.

David J. Saul	Director of FIIA.

Peter Phillips	Director of FIIA.

Rosalie Powell	Assistant Secretary of FIIA.

Graham Seed	Secretary of FIIA (2004).
Andrew Steward	Chief Financial Officer of FIIA; Director of FIIA(U.K.)L and FIGEST (2004).
Robert Stewart	Director of FIIA (2004).
Ann Stock	Chief Compliance Officer of FIIA (2005); Director of FIIA(U.K.)L (2003).

Nigel White	Previously served as Chief Compliance Officer of FIIA (2005).

(6) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Previously served as Director of FIIA(U.K.)L (2003).

Simon Fraser

Director and Chief Executive Officer of FIIA(U.K.)L; Director and President of FIIA; Director, Chairman of the Board, Chief Executive Officer of FMR U.K.; Previously served as Senior Vice President of FMR U.K. (2003).

Ian Jones	Chief Compliance Officer of FIIA(U.K.)L (2004).

Andrew Steward	Director of FIIA(U.K.)L and FIGEST (2004); Chief Financial Officer of FIIA.

Ann Stock	Director of FIIA(U.K.)L (2003); Chief Compliance Officer of FIIA (2005).

Richard Wane	Director of FIIA(U.K.)L (2003).

(7) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Simon M. Haslam	Director of FIJ and FIIA.
Yoshito Hirata	Representative Executive Officer of FIJ (2005); Previously served as President, Representative Director (2005), and Head of Compliance and Legal of FIJ (2004).

David Holland	Director of FIJ (2005).

Yasuo Kuramoto	Previously served as Director and Vice Chairman of FIJ (2005).

Jonathan O'Brien	Previously served as Representative Director of FIJ (2004).

Takeshi Okazaki	Director and Executive Officer of FIJ (2005); Previously served as Head of Institutional Sales of FIJ (2005).

Yoshishige Saigusa	Director and Executive Officer of FIJ (2005).

Billy W. Wilder	Previously served as President and Representative Director of FIJ and Vice President of FMR Far East (2004).

Hiroshi Yamashita	Director of FIJ; Previously served as Counselor of FIJ (2005).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
One Federal Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
One Federal Street
Boston, MA 02109

Fidelity Management & Research (Far East) Inc. (FMR Far East)
One Federal Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
One Spartan Way
Merrimack, NH 03054

Fidelity International Investment Advisors (FIIA)
Pembroke Hall,
42 Crow Lane,
Pembroke HM19, Bermuda

Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama JT Trust Tower
3-1, Toranomon 4-chome, Minato-ku,
Tokyo, Japan 105-6019

Fidelity Gestion (FIGEST)
Washington Plaza
29 rue de Berri
Paris, France 75008

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR Corp.
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 26. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Jeffrey Carney	Director and President (2003)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jay Freedman	Assistant Secretary	None
Stuart Fross	Vice President and Secretary (2005)	Assistant Secretary of funds advised by FMR.
Jane Greene	Treasurer and Controller	None
Donald C. Holborn	Executive Vice President	None
William F. Loehning	Executive Vice President (2003)	None
Ellyn A. McColgan	Director	None
Susan Sturdy	Assistant Secretary	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 27. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, JPMorgan Chase Bank, 270 Park Avenue, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA, or Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Advisor Biotechnology, Advisor Developing Communications, Advisor Electronics, Advisor Natural Resources, and Advisor Real Estate in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 28. Management Services

Not applicable.

Item 29. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of September 2005.

Fidelity Advisor Series VII
	By	/s/Christine Reynolds
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Christine Reynolds, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Christine Reynolds		President and Treasurer	September 28, 2005
Christine Reynolds		(Principal Executive Officer)

/s/Timothy F. Hayes		Chief Financial Officer	September 28, 2005
Timothy F. Hayes		(Principal Financial Officer)

/s/Edward C. Johnson 3d	(dagger)	Trustee	September 28, 2005
Edward C. Johnson 3d

/s/Abigail P. Johnson		Trustee	September 28, 2005
Abigail P. Johnson

/s/Dennis J. Dirks	*	Trustee	September 28, 2005
Dennis J. Dirks

/s/Robert M. Gates	*	Trustee	September 28, 2005
Robert M. Gates

/s/George H. Heilmeier	*	Trustee	September 28, 2005
George H. Heilmeier

/s/ Stephen P. Jonas		Trustee	September 28, 2005
Stephen P. Jonas

/s/Marie L. Knowles	*	Trustee	September 28, 2005
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	September 28, 2005
Ned C. Lautenbach

/s/Marvin L. Mann	*	Trustee	September 28, 2005
Marvin L. Mann

/s/William O. McCoy	*	Trustee	September 28, 2005
William O. McCoy

/s/Robert L. Reynolds	*	Trustee	September 28, 2005
Robert L. Reynolds

/s/Cornelia M. Small	*	Trustee	September 28, 2005
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	September 28, 2005
William S. Stavropoulos

/s/Kenneth L. Wolfe	*	Trustee	September 28, 2005
Kenneth L. Wolfe

(dagger)Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* By: /s/Margery K. Neale
Margery K. Neale, pursuant to a power of attorney dated January 1, 2005 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Barry P. Barbash, Maria Gattuso, Craig S. Tyle, Margery K. Neale and Karen H. McMillan, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 2005.

WITNESS our hands on this first day of January 2005.

/s/Laura B. Cronin	/s/Marvin L. Mann
Laura B. Cronin	Marvin L. Mann
/s/Dennis J. Dirks	/s/William O. McCoy
Dennis J. Dirks	William O. McCoy
/s/Robert M. Gates	/s/Robert L. Reynolds
Robert M. Gates	Robert L. Reynolds
/s/George H. Heilmeier	/s/Cornelia M. Small
George H. Heilmeier	Cornelia M. Small
/s/Abigail P. Johnson	/s/William S. Stavropoulos
Abigail P. Johnson	William S. Stavropoulos
/s/Marie L. Knowles	/s/Kenneth L. Wolfe
Marie L. Knowles	Kenneth L. Wolfe
/s/Ned C. Lautenbach
Ned C. Lautenbach